UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Credit Long/Short Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 21.2%
Industrial - 14.9%
Basic - 0.3%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(b)(c)	U.S.$	35	$4
Peabody Energy Corp.
6.00%, 11/15/18 (a)(b)(d)(e)		119	74,970

			74,974

Communications - Media - 1.8%
CSC Holdings LLC
5.25%, 6/01/24		60	60,300
DISH DBS Corp.
5.875%, 11/15/24		66	66,743
iHeartCommunications, Inc.
6.875%, 6/15/18		104	75,920
9.00%, 12/15/19-9/15/22		142	110,583
Univision Communications, Inc.
5.125%, 2/15/25 (f)		88	83,985

			397,531

Communications - Telecommunications - 0.9%
SFR Group SA
7.375%, 5/01/26 (f)		200	205,250

Consumer Cyclical - Automotive - 0.1%
Exide Technologies
7.00%, 4/30/25 (c)(g)(h)		29	17,693

Consumer Cyclical - Other - 1.3%
MDC Holdings, Inc.
5.50%, 1/15/24		5	5,138
6.00%, 1/15/43		125	109,375
PulteGroup, Inc.
6.00%, 2/15/35		140	135,100
7.875%, 6/15/32		19	20,995

			270,608

Consumer Non-Cyclical - 2.3%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (f)(h)		33	20,130
9.25%, 2/15/19 (f)		88	72,582
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		170	123,675
Concordia International Corp.
9.50%, 10/21/22 (f)		54	22,950
HCA, Inc.
4.25%, 10/15/19		104	107,640
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (f)		196	146,755

			493,732

	Principal Amount (000)		U.S. $ Value
Energy - 5.4%
Berry Petroleum Co. LLC
6.50%, 9/15/22 (a)(b)	U.S.$	85	$52,700
CHC Helicopter SA
9.25%, 10/15/20 (a)(b)(i)		172	107,867
9.375%, 6/01/21 (a)(b)(i)		65	26,000
Denbury Resources, Inc.
4.625%, 7/15/23		17	13,579
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		81	81,000
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		200	192,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (f)		24	24,210
Noble Holding International Ltd.
8.20%, 4/01/45 (j)		200	185,250
SandRidge Energy, Inc.
Zero Coupon, 10/04/20 (b)(g)		9	9,883
8.125%, 10/15/22 (b)(d)(e)		150	0
Transocean, Inc.
5.55%, 10/15/22 (j)		150	136,500
6.80%, 3/15/38		400	322,000

			1,151,489

Other Industrial - 0.6%
Laureate Education, Inc.
9.25%, 9/01/19 (f)		107	111,681
Modular Space Corp.
10.25%, 1/31/19 (a)(b)(f)		17	10,200

			121,881

Technology - 1.9%
Avaya, Inc.
7.00%, 4/01/19 (a)(b)(f)		205	169,637
10.50%, 3/01/21 (a)(b)(f)		269	73,303
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (f)		91	99,634
General Cable Corp.
4.50%, 11/15/29 (g)(j)		85	70,656

			413,230

Transportation - Services - 0.3%
XPO CNW, Inc.
6.70%, 5/01/34		75	61,500

			3,207,888

Financial Institutions - 6.2%
Banking - 5.2%
Barclays Bank PLC
6.86%, 6/15/32 (f)(k)		73	82,673

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (k)	U.S.$	100	$93,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (f)		24	24,240
Societe Generale SA
8.00%, 9/29/25 (f)(k)		700	705,250
Standard Chartered PLC
7.50%, 4/02/22 (f)(k)		200	200,700

			1,105,863

Finance - 0.8%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (f)(h)		180	5,406
Enova International, Inc.
9.75%, 6/01/21		53	53,663
Navient Corp.
8.00%, 3/25/20		24	25,800
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (f)		95	87,162

			172,031

Other Finance - 0.2%
Curo Group Holdings Corp.
12.00%, 11/15/17 (c)		30	29,850
iPayment, Inc.
9.50%, 12/15/19 (c)		13	13,125

			42,975

			1,320,869

Utility - 0.1%
Electric - 0.1%
Calpine Corp.
7.875%, 1/15/23 (f)		17	17,722

Total Corporates - Non-Investment Grade (cost $4,267,848)			4,546,479

CORPORATES - INVESTMENT GRADE - 20.5%
Industrial - 13.4%
Basic - 0.5%
Southern Copper Corp.
3.875%, 4/23/25		100	99,738

Communications - Media - 2.2%
Grupo Televisa SAB
6.625%, 3/18/25		200	227,493
Omnicom Group, Inc.
3.60%, 4/15/26		200	198,214
S&P Global, Inc.
4.00%, 6/15/25		41	42,205

			467,912

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.9%
AT&T, Inc.
4.125%, 2/17/26	U.S.$	200	$200,400
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (f)		200	199,760

			400,160

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
Series G
4.389%, 1/08/26		200	201,365

Energy - 7.5%
Devon Energy Corp.
3.25%, 5/15/22		250	250,857
Hess Corp.
4.30%, 4/01/27		350	350,581
Kerr-McGee Corp.
6.95%, 7/01/24		300	359,384
Marathon Oil Corp.
3.85%, 6/01/25		350	343,602
Nabors Industries, Inc.
5.50%, 1/15/23 (f)		300	313,500

			1,617,924

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (f)		71	76,657
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (l)		17	17,990

			94,647

			2,881,746

Financial Institutions - 6.6%
Banking - 6.6%
Bank of America Corp.
4.25%, 10/22/26		200	201,420
BNP Paribas SA
7.625%, 3/30/21 (f)(k)		700	735,000
BPCE SA
5.70%, 10/22/23 (f)		200	213,624
Citigroup, Inc.
4.30%, 11/20/26		200	201,591
Danske Bank A/S
5.684%, 2/15/17 (k)	GBP	56	70,574

			1,422,209

Utility - 0.5%
Electric - 0.5%
Dominion Resources, Inc./VA
Series D
2.85%, 8/15/26	U.S.$	100	93,606
Total Corporates - Investment Grade (cost $4,337,211)			$4,397,561

Company	Shares	U.S. $ Value
COMMON STOCKS - 3.9%
Industrials - 1.3%
Energy Other - 1.2%
Tervita Corp. (d)(e)	30,203	243,713

Machinery - 0.1%
Navistar International Corp. (b)	935	25,498

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (b)	92,500	6,033

		275,244

Consumer Discretionary - 1.2%
Automobiles - 0.1%
General Motors Co.	850	31,119

Hotels, Restaurants & Leisure - 0.4%
eDreams ODIGEO SA (b)	10,643	36,144
Eldorado Resorts, Inc. (b)	2,665	41,307

		77,451

Household Durables - 0.4%
Hovnanian Enterprises, Inc. - Class A (b)	2,224	5,271
MDC Holdings, Inc.	1,539	41,614
Taylor Morrison Home Corp. - Class A (b)	1,700	32,980

		79,865

Media - 0.3%
Clear Channel Outdoor Holdings, Inc. - Class A	4,650	23,017
DISH Network Corp. - Class A (b)	400	23,668
Townsquare Media, Inc. - Class A (b)	2,620	27,982

		74,667

		263,102

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp. (b)	3,397	21,911
EP Energy Corp. - Class A (b)	1,809	9,479
Halcon Resources Corp. (b)	879	7,419
Oasis Petroleum, Inc. (b)	354	5,005
Peabody Energy Corp. (b)	278	634
SandRidge Energy, Inc. (b)	719	14,747
Whiting Petroleum Corp. (b)	1,764	19,563

		78,758

Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	6,700	19,303
TDC A/S (b)	9,400	49,529

		68,832

Company	Shares		U.S. $ Value
Health Care - 0.3%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (b)		4,774	$30,554
Quorum Health Corp. (b)		322	2,830

			33,384

Pharmaceuticals - 0.1%
Endo International PLC (b)		2,159	26,426

			59,810

Materials - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV - Class A		230	21,452

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc. (b)		1,756	15,400

			36,852

Information Technology - 0.1%
IT Services - 0.1%
Travelport Worldwide Ltd.		2,303	33,071

Financials - 0.1%
Consumer Finance - 0.1%
Enova International, Inc. (b)		1,623	22,884

Diversified Financial Services - 0.0%
iPayment, Inc. (d)(e)		714	2,355

			25,239

Total Common Stocks (cost $773,660)			840,908

	Principal Amount (000)
QUASI-SOVEREIGNS - 3.1%
Quasi-Sovereign Bonds - 3.1%
Brazil - 1.9%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 9/26/23 (f)	U.S.$	400	$414,000

Venezuela - 1.2%
Petroleos de Venezuela SA
9.75%, 5/17/35 (f)		500	252,400

Total Quasi-Sovereigns (cost $593,890)			666,400

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 2.0%
Capital Goods - 2.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (f) (cost $478,962)		1,000	442,500

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 2.0%
Brazil - 1.1%
Petrobras Global Finance BV
6.75%, 1/27/41	U.S.$	250	$222,575

United Kingdom - 0.9%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (k)		205	198,850

Total Governments - Sovereign Agencies (cost $357,077)			421,425

INFLATION-LINKED SECURITIES - 1.5%
Brazil - 1.5%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/24 (cost $194,081)	BRL	340	323,830

EMERGING MARKETS - SOVEREIGNS - 1.1%
Venezuela - 1.1%
Venezuela Government International Bond
9.25%, 9/15/27 (cost $202,352)	U.S.$	450	238,500

BANK LOANS - 1.0%
Industrial - 1.0%
Basic - 0.0%
Magnetation LLC
12.00%, 10/14/16 (b)(d)(e)(h)(m)		43	5,617

Energy - 1.0%
California Resources Corporation
11.38% (LIBOR 3 Month + 10.38%), 12/31/21 (n)		191	214,337

Total Bank Loans (cost $233,203)			219,954

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		62	55,839
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		65	55,500
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		32	27,001
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		78	55,233
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		23	22,409

	Principal Amount (000)		U.S. $ Value
Total Collateralized Mortgage Obligations (cost $232,463)			$215,982

ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 1.0%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (f) (cost $209,475)	U.S.$	209	210,275

	Shares
PREFERRED STOCKS - 0.4%
Industrial - 0.4%
Energy - 0.4%
Berry Petroleum Co. LLC
0.00%, (d)(e)		2,781	27,810
Sanchez Energy Corp.
4.875%		1,550	62,310
Tervita Corp.
0.00%, (d)(e)		838	6,762

Total Preferred Stocks (cost $82,880)			96,882

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.4%
Mexico - 0.4%
Mexican Bonos
Series M
5.75%, 3/05/26 (cost $105,328)	MXN	1,990	84,919

	Shares
WARRANTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Midstates Petroleum Co., Inc., expiring
4/21/20 (b)(d)		1,429	7,860
SandRidge Energy, Inc.-A-CW22, expiring
10/04/22 (b)		2,538	5,076
SandRidge Energy, Inc.-B-CW22, expiring
10/04/22 (b)		122	378

			13,314

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring
12/29/22 (b)(d)(e)		13,856	7,343

Total Warrants (cost $23,546)			20,657

	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equities - 0.1%
DIEBOLD, Inc.
Expiration: Feb 2017, Exercise Price: $ 20.00 (b)(o)	62	$620
Tesla Motors, Inc.
Expiration: Mar 2017, Exercise Price: $ 170.00 (b)(o)	24	1,032
Tesla Motors, Inc.
Expiration: Mar 2017, Exercise Price: $ 200.00 (b)(o)	24	3,516
United Rentals, Inc.
Expiration: Mar 2017, Exercise Price: $ 105.00 (b)(o)	25	2,125

		7,293

Options on Forward Contracts - 0.0%
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.65 (b)	150,000	154
USD/MXN
Expiration: Apr 2017, Exercise Price: MXN 21.33 (b)	159,000	5,799

		5,953

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 218.00 (b)(o)	42	1,386
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 225.00 (b)(o)	32	3,360

		4,746

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 27, 5 Year Index RTP, Deutsche Bank AG (Buy Protection)
Expiration: Feb 2017, Exercise Rate: 104.00% (b)	1,070	651

Total Options Purchased - Puts (premiums paid $45,802)		18,643

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 236.00 (b)(o) (premiums paid $2,278)	65	357

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 36.6%
U.S. TREASURY BILLS - 23.5%
U.S. Treasury Bill
Zero Coupon, 2/02/17-3/09/17	U.S.$	3,050	$3,048,940
Zero Coupon, 3/16/17 (p)		2,000	1,998,829

Total U.S. Treasury Bills (cost $5,047,769)			5,047,769

	Shares
Investment Companies - 13.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (q)(r) (cost $2,819,037)		2,819,037	2,819,037

Total Short-Term Investments (cost $7,866,806)			7,866,806

Total Investments Before Securities Sold Short - 94.9% (cost $20,006,862)			20,612,078

	Principal Amount (000)
SECURITIES SOLD SHORT - (76.9)%
CORPORATES - NON-INVESTMENT GRADE - (60.4)%
Industrial - (50.5)%
Basic - (8.5)%
Ashland LLC
4.75%, 8/15/22	U.S.$	(600)	(613,500)
Chemours Co. (The)
6.625%, 5/15/23		(400)	(398,000)
INEOS Group Holdings SA
5.625%, 8/01/24 (f)		(400)	(399,000)
Lundin Mining Corp.
7.50%, 11/01/20 (f)		(200)	(212,084)
Platform Specialty Products Corp.
6.50%, 2/01/22 (f)		(200)	(204,000)

			(1,826,584)

Capital Goods - (8.1)%
Berry Plastics Corp.
5.50%, 5/15/22		(564)	(586,560)
BlueLine Rental Finance Corp.
7.00%, 2/01/19 (f)		(400)	(395,000)
CNH Industrial Finance Europe SA
Series G
2.75%, 3/18/19 (f)	EUR	(300)	(336,315)
United Rentals North America, Inc.
5.75%, 11/15/24	U.S.$	(400)	(422,500)

			(1,740,375)

	Principal Amount (000)		U.S. $ Value
Communications - Media - (2.9)%
Lamar Media Corp.
5.00%, 5/01/23	U.S.$	(400)	$(411,000)
5.875%, 2/01/22		(200)	(206,250)

			(617,250)

Communications - Telecommunications - (1.9)%
CommScope, Inc.
5.50%, 6/15/24 (f)		(400)	(412,500)

Consumer Cyclical - Automotive - (1.9)%
Dana, Inc.
5.50%, 12/15/24		(400)	(416,000)

Consumer Cyclical - Other - (2.0)%
Scientific Games International, Inc.
7.00%, 1/01/22 (f)		(400)	(427,500)

Consumer Cyclical - Retailers - (1.0)%
Gap, Inc. (The)
5.95%, 4/12/21		(200)	(211,025)

Consumer Non-Cyclical - (2.7)%
Spectrum Brands, Inc.
5.75%, 7/15/25		(400)	(418,000)
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (f)		(200)	(160,000)

			(578,000)

Energy - (8.9)%
Continental Resources, Inc./OK
5.00%, 9/15/22		(400)	(408,000)
Laredo Petroleum, Inc.
7.375%, 5/01/22		(400)	(416,500)
Oasis Petroleum, Inc.
6.875%, 1/15/23		(350)	(358,313)
Parsley Energy LLC/Parsley Finance Corp.
6.25%, 6/01/24 (f)		(300)	(322,500)
SM Energy Co.
6.125%, 11/15/22		(200)	(206,500)
Southwestern Energy Co.
6.70%, 1/23/25		(200)	(201,000)

			(1,912,813)

Services - (3.8)%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (f)		(200)	(206,500)
4.875%, 6/01/23 (f)		(200)	(195,000)
Service Corp. International/US
5.375%, 5/15/24		(400)	(419,000)

			(820,500)

Technology - (8.8)%
First Data Corp.
7.00%, 12/01/23 (f)		(600)	(636,300)

	Principal Amount (000)		U.S. $ Value
MSCI, Inc.
5.25%, 11/15/24 (f)	U.S.$	(400)	$(414,600)
NXP BV/NXP Funding LLC
5.75%, 2/15/21 (f)		(800)	(827,000)

			(1,877,900)

			(10,840,447)

Financial Institutions - (8.4)%
Banking - (3.7)%
Bankia SA
3.50%, 1/17/19 (f)	EUR	(200)	(229,562)
Societe Generale SA
6.00%, 1/27/20 (f)(k)	U.S.$	(600)	(556,500)

			(786,062)

Finance - (2.8)%
Fly Leasing Ltd.
6.375%, 10/15/21		(200)	(207,500)
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (f)		(400)	(404,000)

			(611,500)

REITS - (1.9)%
FelCor Lodging LP
5.625%, 3/01/23		(400)	(414,000)

			(1,811,562)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (f)		(189)	(197,741)
Enel SpA
6.50%, 1/10/74 (f)	EUR	(100)	(116,181)

			(313,922)

Total Corporates - Non-Investment Grade (proceeds $12,740,133)			(12,965,931)

CORPORATES - INVESTMENT GRADE - (9.7)%
Industrial - (6.0)%
Consumer Cyclical - Automotive - (2.9)%
Lear Corp.
5.375%, 3/15/24	U.S.$	(595)	(626,237)

Energy - (1.1)%
Repsol International Finance BV
3.625%, 10/07/21 (f)	EUR	(200)	(245,594)

Technology - (2.0)%
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	U.S.$	(400)	(421,076)

			(1,292,907)

	Principal Amount (000)		U.S. $ Value
Financial Institutions - (3.7)%
Banking - (3.7)%
BNP Paribas SA
7.375%, 8/19/25 (f) (k)	U.S.$	(600)	$(607,500)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (f)	EUR	(150)	(185,953)

			(793,453)

Total Corporates - Investment Grade (proceeds $2,096,738)			(2,086,360)

QUASI-SOVEREIGNS - (3.3)%
Brazil - (2.6)%
Caixa Economica Federal
3.50%, 11/07/22 (f)	U.S.$	(600)	(555,000)

Venezuela - (0.7)%
Petroleos de Venezuela SA
6.00%, 5/16/24 (f)		(400)	(160,800)

Total Quasi-Sovereigns (proceeds $702,647)			(715,800)

EMERGING MARKETS - CORPORATE BONDS - (1.6)%
Brazil - (1.6)%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (f) (proceeds $674,317)		(800)	(340,000)

GOVERNMENTS - SOVEREIGN AGENCIES - (1.0)%
Colombia - (1.0)%
Ecopetrol SA
7.625%, 7/23/19 (proceeds $202,855)		(200)	(223,000)

EMERGING MARKETS - SOVEREIGNS - (0.9)%
Venezuela - (0.9)%
Venezuela Government International Bond
9.375%, 1/13/34 (proceeds $179,689)	U.S.$	(400)	(194,200)

Total Securities Sold Short (proceeds $16,596,379)			(16,525,291)
Total Investments - 19.0% (cost $3,410,483)(s)			4,086,787
Other assets less liabilities - 81.0%(t)			17,394,789

Net Assets - 100.0%			$21,481,576

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	4	March 2017	$137,825	$139,644	$1,819
Euro-Bund Futures	6	March 2017	1,045,266	1,050,116	4,850
Sold Contracts
Euro-BOBL Futures	13	March 2017	1,857,597	1,865,613	(8,016)
Euro-OAT Futures	13	March 2017	2,107,307	2,075,133	32,174
S&P 500 E Mini Futures	2	March 2017	220,472	227,450	(6,978)
U.S. T-Note 10 Yr (CBT) Futures	8	March 2017	992,676	995,750	(3,074)

					$20,775

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	504	USD	161	2/02/17	$1,232
Citibank, NA	BRL	504	USD	152	2/02/17	(7,865)
Citibank, NA	USD	160	BRL	504	2/02/17	273
Citibank, NA	USD	161	BRL	504	2/02/17	(1,232)
Citibank, NA	USD	113	RUB	6,841	2/16/17	287
Citibank, NA	KRW	253,714	USD	216	3/14/17	(2,168)
Citibank, NA	BRL	504	USD	157	4/04/17	(367)
Credit Suisse International	EUR	619	USD	667	4/12/17	(3,420)
Credit Suisse International	EUR	5	TRY	20	4/13/17	16
Credit Suisse International	TRY	194	EUR	46	4/13/17	(677)
Goldman Sachs Bank USA	BRL	77	USD	24	4/04/17	240
Goldman Sachs Bank USA	EUR	41	TRY	171	4/13/17	(159)
Nomura Global Financial Products, Inc.	CNY	1,369	USD	196	2/14/17	(3,306)
Royal Bank of Scotland PLC	USD	812	EUR	753	4/12/17	3,413
Standard Chartered Bank	CNY	155	USD	22	2/14/17	(429)
State Street Bank & Trust Co.	CAD	500	USD	378	2/03/17	(6,456)
State Street Bank & Trust Co.	USD	24	CAD	32	2/03/17	654
State Street Bank & Trust Co.	MXN	2,178	USD	99	2/17/17	(4,993)
State Street Bank & Trust Co.	USD	19	MXN	405	2/17/17	455
State Street Bank & Trust Co.	DKK	363	USD	53	2/23/17	(147)
State Street Bank & Trust Co.	SEK	1,977	USD	216	2/23/17	(10,078)
State Street Bank & Trust Co.	USD	216	SEK	1,968	2/23/17	9,183
State Street Bank & Trust Co.	GBP	56	USD	69	3/09/17	(1,491)
State Street Bank & Trust Co.	SGD	296	USD	208	3/14/17	(2,785)
State Street Bank & Trust Co.	AUD	150	USD	113	4/06/17	(666)
State Street Bank & Trust Co.	EUR	24	USD	26	4/12/17	(257)
State Street Bank & Trust Co.	USD	778	EUR	722	4/12/17	3,913

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	TWD	6,987	USD	218	3/10/17	$(4,941)

						$(31,771)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (o)	42	$211.00	February 2017	$1,720	$(651)
SPDR S&P 500 ETF Trust (o)	32	216.00	February 2017	607	(816)
Tesla Motors, Inc. (o)	48	185.00	March 2017	18,814	(3,480)

				$21,141	$(4,947)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - EUR vs.TRY	TRY 4.50	4/12/17	TRY 150	$2,383	$(1,182)
Call - USD vs. MXN	MXN 23.50	4/20/17	MXN 159	2,337	(676)

				$4,720	$(1,858)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 27, 5 Year Index RTR	Deutsche Bank AG	Buy	107.00%	Feb, 2017	$1,070	$1,873	$(444)
Put - CDX-NAHY Series 27, 5 Year Index RTP	Deutsche Bank AG	Sell	101.00	Feb, 2017	1,070	375	(79)

						$2,248	$(523)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	2.18%	$495	$(40,947)	$(14,543)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.53	332	(22,483)	(3,376)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.45	2,500	(41,610)	(14,267)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	2.81	EUR 18	(1,819)	(515)
Sale Contracts
Morgan Stanley & Co. LLC/(CME Group)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	2.18	$495	40,947	17,972
Morgan Stanley & Co. LLC/(INTRCONX)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	2.23	EUR 114	11,672	3,101

				$(54,240)	$(11,628)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	$250	5/09/19	1.732%	3 Month LIBOR	$(1,442)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Federative Republic of Brazil, 4.25%, 1/07/25, 12/20/21*	(1.00)%	2.46%	$400	$25,820	$30,558	$(4,738)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Iceland Bondco PLC, 6.25%, 7/15/21, 12/20/21*	(5.00)%	4.36%	EUR 400	$(14,601)	$8,355		$(22,956)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68	$49	27,925	28,391		(466)
Repsol International Finance BV, 4.875%, 2/19/19, 12/20/21*	(1.00)	1.15	EUR 200	1,263	6,247		(4,984)
Republic of Colombia, 10.375%, 1/28/33, 12/20/21*	(1.00)	1.53	$600	13,864	19,533		(5,669)
Republic of Indonesia, 5.875%, 3/13/20, 12/20/21*	(1.00)	1.52	600	13,375	14,020		(645)
Russian Foreign Bond - Eurobond, 7.50%, 3/31/30, 12/20/21*	(1.00)	1.82	400	14,459	20,153		(5,694)
Citibank, NA
Arconic, Inc., 5.72%, 2/23/19, 12/20/21*	(1.00)	2.00	200	8,761	14,533		(5,772)
Dell, Inc., 7.10%, 4/15/28, 12/20/21*	(1.00)	2.68	200	14,647	19,575		(4,928)
Quest Diagnostics, Inc., 6.95%, 7/01/37, 12/20/20*	(1.00)	0.36	500	(12,663)	(1,464)		(11,199)
Renault SA, 5.625%, 3/22/17, 12/20/19*	(1.00)	0.56	EUR 160	(2,412)	– 0	–	(2,412)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)	4.19	$1,000	(29,647)	72,552		(102,199)
Credit Suisse International
BellSouth LLC., 6.55%, 6/15/34, 9/20/19*	(1.00)	0.45	1,000	(14,879)	(12,908)		(1,971)
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	8.01	50	6,693	6,600		93

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Conagra Brands, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)%	0.47%	$300	$(7,802)	$	– 0	–	$(7,802)
Conagra Brands, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	0.93	300	(1,307)		– 0	–	(1,307)
Deutsche Bank AG
Lloyds Bank PLC, 1.50%, 5/02/17, 12/20/19*	(1.00)	0.46	EUR 470	(8,559)		(7,601)		(958)
Goldman Sachs International
Amkor Technology, Inc., 6.625%, 6/01/21, 6/20/21*	(5.00)	1.47	$100	(15,024)		(4,401)		(10,623)
Boyd Gaming Corp., 6.875%, 5/15/23, 12/20/21*	(5.00)	1.82	200	(30,120)		(22,133)		(7,987)
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	8.01	115	15,395		15,366		29
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68	50	28,495		27,371		1,124
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68	60	34,194		34,217		(23)
Teck Resources Ltd., 3.75%, 2/01/23, 6/20/18*	(1.00)	0.34	250	(2,372)		2,794		(5,166)
Transocean, Inc., 7.375%, 4/15/18, 12/20/21*	(1.00)	5.17	300	51,447		93,818		(42,371)
Transocean, Inc., 7.375%, 4/15/18, 12/20/21*	(5.00)	5.17	320	325		48,542		(48,217)
YUM! Brands, Inc., 6.25%, 3/15/18, 6/20/119*	(1.00)	1.12	200	1,063		12,017		(10,954)
JPMorgan Chase Bank, NA
Kohl’s Corp., 6.25%, 12/15/17, 6/20/17*	(1.00)	0.24	400	(1,660)		(663)		(997)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
British Telecommunications PLC Ltd., Co., 5.75%, 12/07/28, 12/20/20*	(1.00)%	0.65%	EUR 960	$(15,254)	$(8,105)	$(7,149)
Koninklijke KPN NV, 7.50%, 2/04/19, 12/20/20*	(1.00)	0.60	350	(6,285)	(440)	(5,845)
Noble Holding International Ltd., 4.90%, 8/01/20, 12/20/21*	(1.00)	5.50	$150	26,924	29,810	(2,886)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	6.37	20	(695)	598	(1,293)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.84	20	2,812	1,068	1,744
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	185.58	35	(19,953)	(21,508)	1,555
Citibank, NA
Nabors Industries, Inc., 6.15%, 2/15/18, 6/20/20*	1.00	1.33	20	(232)	(1,622)	1,390
Safeway, Inc., 7.25%, 2/01/31, 6/20/20*	1.00	1.41	20	(296)	(1,183)	887
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.08	20	(89)	(577)	488
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	4.19	1,200	(118,343)	(203,743)	85,400
Unitymedia GmbH, 6.125%, 1/15/25, 6/20/20*	5.00	1.23	EUR 90	12,736	11,224	1,512
Weatherford International LLC, 4.50%, 4/15/22, 6/20/20*	1.00	3.96	$20	(1,836)	(1,257)	(579)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
AT&T, Inc., 1.60%, 2/15/17, 9/20/19*	1.00%	0.42%	$1,000	$15,783	$14,983	$800
Avon Products, Inc., 6.50%, 3/01/19, 6/20/20*	1.00	3.28	20	(1,596)	(2,506)	910
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	65	(8,693)	(8,423)	(270)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	1.91	20	(624)	(1,027)	403
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	4.19	20	(1,972)	(3,059)	1,087
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	145	(8,920)	(10,536)	1,616
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	44	(2,706)	(3,114)	408
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	57	(7,622)	(9,596)	1,974
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	138	(18,455)	(18,070)	(385)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	6	(369)	(424)	55
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	185.58	75	(42,756)	(60,375)	17,619
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	174.85	50	(28,499)	(30,205)	1,706

				$(110,260)	$97,385	$(207,645)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	147,000	LIBOR	$147	3/20/17	$1,649
Citibank, NA
iBoxx $ Liquid High Yield Index	184,000	LIBOR	184	3/20/17	2,133
iBoxx $ Liquid High Yield Index	540,000	LIBOR	540	3/20/17	(765)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	499,000	LIBOR	499	3/20/17	7,608
iBoxx $ Liquid High Yield Index	291,000	LIBOR	291	3/20/17	3,849
iBoxx $ Liquid High Yield Index	146,000	LIBOR	146	3/20/17	2,938
iBoxx $ Liquid High Yield Index	147,000	LIBOR	147	3/20/17	1,575
iBoxx $ Liquid High Yield Index	147,000	LIBOR	147	3/20/17	1,355
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	292,000	LIBOR	292	3/20/17	7,511
iBoxx $ Liquid High Yield Index	291,000	LIBOR	291	3/20/17	3,557
iBoxx $ Liquid High Yield Index	294,000	LIBOR	294	3/20/17	2,562
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	350,000	LIBOR	350	3/20/17	8,263
iBoxx $ Liquid High Yield Index	350,000	LIBOR	350	3/20/17	4,419
iBoxx $ Liquid High Yield Index	146,000	LIBOR	146	3/20/17	1,843
Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	640,000	LIBOR	640	3/20/17	(1,135)

					$47,362

(a)	Defaulted.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Curo Group Holdings Corp.
12.00%, 11/15/17	6/16/15	$29,036	$29,850	0.14%
Exide Technologies
7.00%, 4/30/25	11/10/16	15,886	17,693	0.08%
iPayment, Inc.
9.50%, 12/15/19	12/29/14-2/27/15	12,493	13,125	0.06%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	21,438	4	0.00%

(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $(3,725,944) or (17.3)% of net assets.
(g)	Convertible security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2017.
(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/2020	3/04/16	$64,892	$107,867	0.50%
CHC Helicopter SA
9.375%, 6/01/2021	2/19/16	4,550	26,000	0.12%

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2017.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Variable rate coupon, rate shown as of January 31, 2017.
(m)	Defaulted matured security.
(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2017.
(o)	One contract relates to 100 shares.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(r)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(s)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,592,202 and gross unrealized depreciation of investments was $(915,898), resulting in net unrealized appreciation of $676,304.
(t)	An amount of U.S. $67,149 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

Credit Long/Short Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$4,443,933		$102,546(a	)	$4,546,479
Corporates - Investment Grade		– 0	–	4,397,561		– 0	–	4,397,561
Common Stocks		489,864		104,976		246,068		840,908
Quasi-Sovereigns		– 0	–	666,400		– 0	–	666,400
Emerging Markets - Corporate Bonds		– 0	–	442,500		– 0	–	442,500
Governments - Sovereign Agencies		– 0	–	421,425		– 0	–	421,425
Inflation-Linked Securities		– 0	–	323,830		– 0	–	323,830
Emerging Markets - Sovereigns		– 0	–	238,500		– 0	–	238,500
Bank Loans		– 0	–	214,337		5,617		219,954
Collateralized Mortgage Obligations		– 0	–	215,982		– 0	–	215,982
Asset-Backed Securities		– 0	–	– 0	–	210,275		210,275
Preferred Stocks		– 0	–	62,310		34,572		96,882
Governments - Treasuries		– 0	–	84,919		– 0	–	84,919
Warrants		5,454		– 0	–	15,203		20,657
Options Purchased - Puts		– 0	–	18,643		– 0	–	18,643
Options Purchased - Calls		– 0	–	357		– 0	–	357
Short-Term Investments:
U.S. Treasury Bills		– 0	–	5,047,769		– 0	–	5,047,769
Investment Companies		2,819,037		– 0	–	– 0	–	2,819,037
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(12,965,931)		– 0	–	(12,965,931)
Corporates - Investment Grade		– 0	–	(2,086,360)		– 0	–	(2,086,360)
Quasi-Sovereigns		– 0	–	(715,800)		– 0	–	(715,800)
Emerging Markets - Corporate Bonds		– 0	–	(340,000)		– 0	–	(340,000)
Governments - Sovereign Agencies		– 0	–	(223,000)		– 0	–	(223,000)
Emerging Markets - Sovereigns		– 0	–	(194,200)		– 0	–	(194,200)

Total Investments in Securities		3,314,355		158,151		614,281		4,086,787

Other Financial Instruments(b):
Assets:
Futures		37,024		1,819		– 0	–	38,843
Forward Currency Exchange Contracts		– 0	–	19,666		– 0	–	19,666
Centrally Cleared Credit Default Swaps		– 0	–	21,073		– 0	–	21,073
Credit Default Swaps		– 0	–	120,800		– 0	–	120,800
Total Return Swaps		– 0	–	49,262		– 0	–	49,262
Liabilities:
Futures		(18,068)		– 0	–	– 0	–	(18,068)
Forward Currency Exchange Contracts		– 0	–	(51,437)		– 0	–	(51,437)
Put Options Written		– 0	–	(4,947)		– 0	–	(4,947)
Currency Options Written		– 0	–	(1,858)		– 0	–	(1,858)
Credit Default Swaptions Written		– 0	–	(523)		– 0	–	(523)
Centrally Cleared Credit Default Swaps		– 0	–	(32,701)		– 0	–	(32,701)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,442)		– 0	–	(1,442)
Credit Default Swaps		– 0	–	(328,445)		– 0	–	(328,445)
Total Return Swaps		– 0	–	(1,900)		– 0	–	(1,900)

Total(c)		$3,333,311		$(52,482)		$614,281		$3,895,110

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade(a)		Common Stocks		Bank Loans
Balance as of 10/31/16	$11,069		$2,355		$5,508
Accrued discounts/(premiums)	156		– 0	–	– 0	–
Realized gain (loss)	21,461		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	9,990		68,380		(724)
Purchases/Payups	15,730		350,665		833
Sales/Paydowns	(34,625)		(175,332)		– 0	–
Transfers in to Level 3	78,765		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/17	$102,546		$246,068		$5,617

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$9,990		$68,380		$(724)

	Asset-Backed Securities		Preferred Stocks		Warrants
Balance as of 10/31/16	$212,888		$ – 0	–	$15,204
Accrued discounts/(premiums)	– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(2,088)		2,842		(1)
Purchases/Payups	– 0	–	31,730		– 0	–
Sales/Paydowns	(525)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/17	$210,275		$34,572		$15,203

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(2,088)		$2,842		$(1)

	Total
Balance as of 10/31/16	$247,024
Accrued discounts/(premiums)	156
Realized gain (loss)	21,461
Change in unrealized appreciation/depreciation	78,399
Purchases/Payups	398,958
Sales/Paydowns	(210,482)
Transfers in to Level 3	78,765
Transfers out of Level 3	– 0	–

Balance as of 1/31/17	$614,281	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$78,399

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2017. Securities priced by third party vendors or using prior transaction prices, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/17	Valuation Technique	Unobservable Input	Input
Bank Loans	$5,617	Recovery Analysis	Liquidation / New Financing Probability And Assigned Discounted Market Values	85% Probability of Liquidation, Using a Value of $10 15% Probability of New Financing, Using a Value Of $30
Corporates – Non-investment Grade	$0	Qualitative Assessment		$0.00
Common Stocks	$243,713	Market Approach	Last Traded Price	CAD 10.50
	$2,355	Market Approach	EBITDA* Projection EBITDA* Multiples	$94.0MM 8.5X

	$246,068

Preferred Stocks	$6,762	Market Approach	Last Traded Price	CAD 10.50
Warrants	$7,343	Option Price Modeling	Exercise Price Expiration Date EV Volatility%	$6.64 June 2019 50%
*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Exercise Price, Expiration Date, EBITDA Projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$4,594	$8,307	$10,082	$2,819	$3

AB Bond Fund, Inc.

Bond Inflation Strategy

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 89.2%
United States - 89.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/24 (TIPS) (a)	U.S.$	114,614	$115,839,081
0.125%, 1/15/22 (TIPS)		8,377	8,480,345
0.25%, 1/15/25 (TIPS) (a)		29,337	29,150,404
0.375%, 7/15/23 (TIPS) (a)(b)		18,902	19,279,964
0.375%, 7/15/25 (TIPS) (a)		29,535	29,689,931
0.625%, 7/15/21-1/15/24 (TIPS) (a)		85,643	88,866,598
1.375%, 1/15/20 (TIPS)		19,862	21,022,091
2.00%, 1/15/26 (TIPS)		10,868	12,380,858
2.375%, 1/15/27 (TIPS)		27,551	32,726,846

Total Inflation-Linked Securities (cost $354,049,006)			357,436,118

CORPORATES - INVESTMENT GRADE - 12.3%
Industrial - 7.4%
Basic - 0.4%
Barrick Gold Corp.
4.10%, 5/01/23		47	49,392
Dow Chemical Co. (The)
8.55%, 5/15/19		67	76,594
Eastman Chemical Co.
3.80%, 3/15/25		227	230,435
Minsur SA
6.25%, 2/07/24 (c)		314	334,465
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	378,754
Vale Overseas Ltd.
6.875%, 11/21/36		515	535,085

			1,604,725

Capital Goods - 0.3%
Embraer Netherlands Finance BV
5.40%, 2/01/27		590	593,463
General Electric Co.
Series D
5.00%, 1/21/21 (d)		191	198,640
Yamana Gold, Inc.
4.95%, 7/15/24		403	401,993

			1,194,096

Communications - Media - 0.7%
CBS Corp.
3.50%, 1/15/25		300	295,904
5.75%, 4/15/20		325	358,475
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	154,483
Discovery Communications LLC
3.45%, 3/15/25		192	182,472
RELX Capital, Inc.
8.625%, 1/15/19		460	515,557
S&P Global, Inc.
4.40%, 2/15/26		611	640,521

	Principal Amount (000)		U.S. $ Value
Time Warner Cable LLC
4.50%, 9/15/42	U.S.$	235	$211,124
5.00%, 2/01/20		35	37,232
8.75%, 2/14/19		25	27,903
Viacom, Inc. 4.375%, 3/15/43		336	275,244

			2,698,915

Communications - Telecommunications - 0.9%
AT&T, Inc.
3.00%, 2/15/22		1,255	1,242,962
3.40%, 5/15/25		120	114,791
3.80%, 3/15/22		274	280,165
4.125%, 2/17/26		431	431,862
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	45,681
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	344	343,587
Verizon Communications, Inc.
2.625%, 8/15/26		614	556,956
3.50%, 11/01/24		565	561,247

			3,577,251

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	399,730
5.875%, 8/02/21		640	711,918
General Motors Co.
3.50%, 10/02/18		425	434,118

			1,545,766

Consumer Cyclical - Retailers - 0.3%
Kohl’s Corp.
5.55%, 7/17/45		415	352,618
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		623	630,024

			982,642

Consumer Non-Cyclical - 1.2%
AbbVie, Inc.
3.60%, 5/14/25		455	447,789
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,572
Baxalta, Inc.
3.60%, 6/23/22		700	709,876
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	92,526
Celgene Corp.
3.875%, 8/15/25		520	526,088
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		648	640,831
Laboratory Corp. of America Holdings
3.60%, 2/01/25		275	272,015
Mylan NV
3.95%, 6/15/26		197	186,478

	Principal Amount (000)		U.S. $ Value
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	599	$560,261
3.15%, 10/01/26		400	362,622
Tyson Foods, Inc.
2.65%, 8/15/19		199	201,676
3.95%, 8/15/24		650	660,739

			4,668,473

Energy - 2.0%
Energy Transfer Partners LP
5.20%, 2/01/22		510	550,384
6.125%, 2/15/17		145	145,232
EnLink Midstream Partners LP
5.05%, 4/01/45		352	323,660
Enterprise Products Operating LLC
3.70%, 2/15/26		771	774,461
5.20%, 9/01/20		335	365,881
Hess Corp.
4.30%, 4/01/27		563	563,935
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		104	107,643
Marathon Petroleum Corp.
5.125%, 3/01/21		280	304,400
Nabors Industries, Inc.
5.50%, 1/15/23 (c)		671	701,195
Noble Energy, Inc.
3.90%, 11/15/24		491	497,980
4.15%, 12/15/21		127	133,000
8.25%, 3/01/19		387	433,426
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	597,716
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	119,213
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (c)		418	438,378
Schlumberger Holdings Corp.
3.00%, 12/21/20 (c)		845	863,390
Spectra Energy Capital LLC
8.00%, 10/01/19		8	9,060
Valero Energy Corp.
6.125%, 2/01/20		476	527,228
Williams Partners LP
3.90%, 1/15/25		350	349,036
4.125%, 11/15/20		300	313,650

			8,118,868

Technology - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		190	190,241
3.875%, 1/15/27 (c)		407	403,896
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (c)		805	837,797
6.02%, 6/15/26 (c)		138	148,996

	Principal Amount (000)		U.S. $ Value
Fidelity National Information Services, Inc.
3.50%, 4/15/23	U.S.$	112	$114,043
5.00%, 10/15/25		2	2,174
KLA-Tencor Corp.
4.65%, 11/01/24		639	676,460
Lam Research Corp.
2.80%, 6/15/21		250	249,922
Micron Technology, Inc.
7.50%, 9/15/23 (c)		209	231,990
Motorola Solutions, Inc.
7.50%, 5/15/25		483	567,337
Seagate HDD Cayman
4.75%, 1/01/25		398	386,557
Total System Services, Inc.
2.375%, 6/01/18		259	260,350
Western Digital Corp.
7.375%, 4/01/23 (c)		447	491,700

			4,561,463

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		565	561,834

			29,514,033

Financial Institutions - 4.5%
Banking - 3.7%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	203,653
Bank of America Corp.
3.824%, 1/20/28		965	958,619
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	101	133,518
Barclays PLC
3.65%, 3/16/25	U.S.$	294	283,090
3.684%, 1/10/23		700	700,816
BNP Paribas SA
2.25%, 1/11/27 (c)	EUR	300	309,888
3.80%, 1/10/24 (c)	U.S.$	332	332,544
BPCE SA
5.70%, 10/22/23 (c)		213	227,509
Capital One Financial Corp.
5.25%, 2/21/17		150	150,305
Citigroup, Inc.
3.875%, 3/26/25		655	643,906
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	405,033
Credit Agricole SA
4.375%, 3/17/25 (c)		320	316,082
Credit Agricole SA/London
4.125%, 1/10/27 (c)		367	365,339
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		485	484,852
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		382	371,558

	Principal Amount (000)		U.S. $ Value
2.537% (LIBOR 3 Month + 1.60%), 11/29/23 (e)	U.S.$	406	$417,688
JPMorgan Chase & Co.
2.295%, 8/15/21		322	316,410
3.782%, 2/01/28		518	520,596
4.25%, 10/15/20		55	58,348
Lloyds Banking Group PLC
4.65%, 3/24/26		318	321,583
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		816	859,132
Morgan Stanley
Series G
5.50%, 7/28/21		456	505,410
Murray Street Investment Trust I
4.647%, 3/09/17		52	52,128
Nationwide Building Society
4.00%, 9/14/26 (c)		820	782,008
PNC Bank NA
3.80%, 7/25/23		940	979,714
Santander Bank, NA
1.948% (LIBOR 3 Month + 0.93%), 1/12/18 (e)		890	890,513
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	400	435,836
Santander UK PLC
5.00%, 11/07/23 (c)	U.S.$	505	522,138
Societe Generale SA
4.25%, 8/19/26 (c)		325	314,315
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		281	280,665
UBS AG/Stamford CT
7.625%, 8/17/22		465	528,705
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		453	456,053
Wells Fargo & Co.
3.069%, 1/24/23		759	758,210

			14,886,164

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	203,000
International Lease Finance Corp.
5.875%, 4/01/19		294	313,601

			516,601

Insurance - 0.5%
American International Group, Inc.
4.875%, 6/01/22		625	681,434
Coventry Health Care, Inc.
5.45%, 6/15/21		415	460,128
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		5	5,467
Lincoln National Corp.
8.75%, 7/01/19		54	62,114

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
5.70%, 6/15/35	U.S.$	90	$107,087
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	393,220
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	193,592

			1,903,042

REITS - 0.2%
Welltower, Inc.
4.00%, 6/01/25		708	720,499

			18,026,306

Utility - 0.4%
Electric - 0.4%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	425,294
CMS Energy Corp.
5.05%, 3/15/22		144	157,755
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	98,658
Entergy Corp.
4.00%, 7/15/22		607	635,261
Exelon Generation Co. LLC
4.25%, 6/15/22		416	432,357

			1,749,325

Natural Gas - 0.0%
NiSource Finance Corp.
6.80%, 1/15/19		75	81,772

			1,831,097

Total Corporates - Investment Grade (cost $48,810,151)			49,371,436

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.0%
Non-Agency Fixed Rate CMBS - 6.7%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		258	261,932
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		59	59,392
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		1,070	1,080,614
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	908,770
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.876%, 9/10/45 (c)		486	459,418
Series 2013-GC11, Class D

	Principal Amount (000)		U.S. $ Value
4.456%, 4/10/46 (c)	U.S.$	420	$387,228
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,382	1,381,914
Series 2016-C1, Class A4
3.209%, 5/10/49		775	773,980
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.764%, 5/15/46		371	373,720
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		91	91,002
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		307	301,650
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,155	1,203,320
Series 2015-PC1, Class A5
3.902%, 7/10/50		745	780,597
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.67%, 6/15/39		463	466,494
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		395	411,190
Series 2015-C4, Class A4
3.808%, 11/15/48		688	715,244
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.685%, 11/10/46 (c)		368	385,666
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		744	754,832
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.797%, 8/10/45		322	322,239
Series 2012-GC6, Class D
5.652%, 1/10/45 (c)		416	409,377
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		543	525,433
Series 2014-GC18, Class D
4.945%, 1/10/47 (c)		581	502,500
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		250	249,098
Series 2006-LDP9, Class AM
5.372%, 5/15/47		251	250,606
Series 2007-CB19, Class AM
5.734%, 2/12/49		295	297,067
Series 2007-LD12, Class AM
6.044%, 2/15/51		245	250,197
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		369	368,703
Series 2007-LDPX, Class A3
5.42%, 1/15/49		68	67,986
Series 2011-C5, Class D

	Principal Amount (000)		U.S. $ Value
5.408%, 8/15/46 (c)	U.S.$	266	$273,221
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		430	447,941
Series 2015-C32, Class C
4.668%, 11/15/48		545	521,139
Series 2015-C33, Class A4
3.77%, 12/15/48		1,150	1,195,624
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		244	212,201
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		387	387,240
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		677	682,689
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		96	97,296
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		320	322,430
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,328,567
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.063%, 1/10/45 (c)		229	241,697
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		32	31,718
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		2,320	2,363,895
Series 2015-SG1, Class C
4.47%, 12/15/47		537	533,037
Series 2016-LC25, Class C
4.437%, 12/15/59		330	323,048
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	871,482
Series 2016-NXS6, Class C
4.452%, 11/15/49		525	512,848
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.80%, 11/15/45 (c)		327	314,812
Series 2013-C14, Class A5
3.337%, 6/15/46		494	508,033
Series 2014-C20, Class A2
3.036%, 5/15/47		648	663,762

			26,872,849

Non-Agency Floating Rate CMBS - 1.3%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A

	Principal Amount (000)		U.S. $ Value
2.667% (LIBOR 1 Month + 1.90%), 11/15/21 (c)(e)	U.S.$	328	$328,142
Series 2016-IMC, Class C
4.718% (LIBOR 1 Month + 3.95%), 11/15/21 (c)(e)		184	184,343
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.304% (LIBOR 1 Month + 4.60%), 11/15/33 (c)(e)		185	185,028
H/2 Asset Funding NRE
Series 2015-1A
2.425%, 6/24/49 (e)(f)		623	618,412
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.688% (LIBOR 1 Month + 0.92%), 6/15/29 (c)(e)		1,068	1,067,999
Series 2015-SGP, Class A
2.467% (LIBOR 1 Month + 1.70%), 7/15/36 (c)(e)		853	859,400
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.637% (LIBOR 1 Month + 1.87%), 8/15/26 (c)(e)		241	240,610
Series 2015-XLF2, Class SNMA
2.717% (LIBOR 1 Month + 1.95%), 11/15/26 (c)(e)		241	242,328
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.757% (LIBOR 1 Month + 1.05%), 4/15/32 (c)(e)		214	212,817
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.987% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(e)		1,084	1,074,787

			5,013,866

Total Commercial Mortgage-Backed Securities (cost $32,061,719)			31,886,715

ASSET-BACKED SECURITIES - 6.0%
Autos - Fixed Rate - 3.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		341	341,480
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		707	707,531
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		655	654,131
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		25	25,166
Avis Budget Rental Car Funding AESOP LLC

	Principal Amount (000)		U.S. $ Value
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	U.S.$	420	$420,372
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		289	293,116
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		704	704,017
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		731	731,539
Series 2015-2, Class A3
1.31%, 8/15/19		392	391,497
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		200	200,362
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		857	860,090
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		184	184,552
Series 2014-B, Class A
1.11%, 11/15/18 (c)		52	52,051
Drive Auto Receivables Trust
Series 2017-AA, Class A3
1.77%, 1/15/20 (c)		765	764,877
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		8	7,989
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		332	331,600
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		250	261,629
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		302	300,581
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		325	348,823
Series 2016-4, Class D
3.89%, 11/15/22 (c)		330	324,754
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		108	107,687
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	734,915
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		798	800,078
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		599	598,278
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		221	221,235

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (c)	U.S.$	508	$504,900
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		368	361,713
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		322	319,576
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		557	557,402
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		318	318,242
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		551	550,991
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (c)		750	756,399
Series 2016-3, Class A2
1.34%, 11/15/19		352	351,470
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		91	90,938

			14,179,981

Other ABS - Fixed Rate - 0.9%
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (c)		221	224,213
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	494,209
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		216	215,894
Series 2015-2, Class A2A
1.42%, 12/22/17 (c)		119	119,524
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)		213	212,807
SBA Tower Trust
3.156%, 10/15/20 (c)		851	852,064
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (c)		319	317,644
Series 2016-3, Class A
3.05%, 12/26/25 (c)		450	448,360
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (c)		480	481,629

			3,366,344

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.268% (LIBOR 1 Month + 0.50%), 7/15/20 (c)(e)	U.S.$	1,037	$1,037,664
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.338% (LIBOR 1 Month + 0.57%), 1/15/22 (e)		692	694,329
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.313% (LIBOR 1 Month + 0.55%), 12/10/27 (c)(e)		130	129,720
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.127% (LIBOR 1 Month + 0.35%), 7/22/19 (c)(e)		330	329,767
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.157% (LIBOR 1 Month + 0.38%), 7/20/19 (e)		534	534,063
Series 2015-1, Class A
1.277% (LIBOR 1 Month + 0.50%), 1/20/20 (e)		620	620,920

			3,346,463

Credit Cards - Fixed Rate - 0.5%
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,094,099
Series 2016-1, Class A
2.04%, 3/15/22		209	209,465
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		373	373,378
Series 2016-B, Class A
1.44%, 6/15/22		313	312,121

			1,989,063

Credit Cards - Floating Rate - 0.3%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
1.118% (LIBOR 1 Month + 0.35%), 3/16/20 (e)		600	600,070
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.248% (LIBOR 1 Month + 0.48%), 2/15/22 (e)		403	403,796

			1,003,866

Total Asset-Backed Securities (cost $23,825,314)			23,885,717

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Risk Share Floating Rate - 3.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.271% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(f)	U.S.$	272	$274,994
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		1,030	1,101,665
Series 2014-DN3, Class M3
4.771% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		1,055	1,122,048
Series 2014-HQ3, Class M3
5.521% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		323	353,187
Series 2015-DNA1, Class M3
4.071% (LIBOR 1 Month + 3.30%), 10/25/27 (e)		260	277,399
Series 2015-DNA2, Class M2
3.371% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		892	911,422
Series 2015-DNA3, Class M3
5.471% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		281	311,312
Series 2015-HQ1, Class M2
2.971% (LIBOR 1 Month + 2.20%), 3/25/25 (e)		320	323,493
Series 2015-HQA1, Class M2
3.421% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		671	685,230
Series 2015-HQA2, Class M2
3.571% (LIBOR 1 Month + 2.80%), 5/25/28 (e)		294	301,693
Series 2015-HQA2, Class M3
5.571% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		276	303,567
Series 2016-DNA1, Class M3
6.321% (LIBOR 1 Month + 5.55%), 7/25/28 (e)		324	368,968
Series 2016-HQA1, Class M3
7.121% (LIBOR 1 Month + 6.35%), 9/25/28 (e)		600	713,188
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.971% (LIBOR 1 Month + 1.20%), 7/25/24 (e)		97	96,851
Series 2014-C04, Class 1M2
5.671% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		528	582,703
Series 2014-C04, Class 2M2

	Principal Amount (000)		U.S. $ Value
5.771% (LIBOR 1 Month + 5.00%), 11/25/24 (e)	U.S.$	191	$208,093
Series 2015-C01, Class 1M2
5.071% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		430	456,301
Series 2015-C01, Class 2M2
5.321% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		437	464,612
Series 2015-C02, Class 1M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		564	594,434
Series 2015-C02, Class 2M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		445	468,622
Series 2015-C03, Class 1M1
2.271% (LIBOR 1 Month + 1.50%), 7/25/25 (e)		50	49,762
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		691	755,202
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		679	742,635
Series 2015-C04, Class 1M2
6.471% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		204	228,073
Series 2015-C04, Class 2M2
6.321% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		620	682,741
Series 2016-C01, Class 1M2
7.521% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		587	691,344
Series 2016-C01, Class 2M2
7.721% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		446	524,182
Series 2016-C02, Class 1M2
6.771% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		505	574,971
Series 2016-C03, Class 1M2
6.071% (LIBOR 1 Month + 5.30%), 10/25/28 (e)		86	95,788
Series 2016-C03, Class 2M2
6.671% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		414	466,736
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.521% (LIBOR 1 Month + 2.75%), 11/25/25 (c)(e)		117	117,207
Series 2015-WF1, Class 2M1
3.621% (LIBOR 1 Month + 2.85%), 11/25/25 (e)(f)		191	190,798

			15,039,221

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 3311, Class IE
5.643% (6.41% - LIBOR 1 Month), 5/15/37 (e)(g)	U.S.$	1,617	$303,862
Federal National Mortgage Association REMICs
Series 2011-15, Class SA
6.289% (7.06% - LIBOR 1 Month), 3/25/41 (e)(g)		1,663	382,927
Series 2015-66, Class AS
5.479% (6.25% - LIBOR 1 Month), 9/25/45 (e)(g)		2,144	374,591
Series 2016-11, Class SG
5.379% (6.15% - LIBOR 1 Month), 3/25/46 (e)(g)		2,186	374,574
Series 2016-22, Class ST
5.329% (6.10% - LIBOR 1 Month), 4/25/46 (e)(g)		2,150	360,295

			1,796,249

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (h)		2,154	431,809

Total Collateralized Mortgage Obligations (cost $16,077,942)			17,267,279

CORPORATES - NON-INVESTMENT GRADE - 2.6%
Industrial - 1.7%
Capital Goods - 0.1%
SPX FLOW, Inc.
5.625%, 8/15/24 (c)		106	108,120
5.875%, 8/15/26 (c)		106	108,650

			216,770

Communications - Media - 0.2%
CSC Holdings LLC
6.75%, 11/15/21		145	157,470
Ziggo Secured Finance BV
5.50%, 1/15/27 (c)		485	483,181

			640,651

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		233	247,563
Series Y
7.50%, 4/01/24		213	225,514
SFR Group SA
5.375%, 5/15/22 (c)	EUR	231	260,087

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,000	$1,067,500
Wind Acquisition Finance SA
4.75%, 7/15/20 (c)		340	345,950

			2,146,614

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)		321	315,183
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		197	198,478

			513,661

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (c)		360	383,623
6.50%, 2/15/25 (c)		460	496,800
KB Home
4.75%, 5/15/19		345	352,332

			1,232,755

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)		200	198,000

Consumer Non-Cyclical - 0.1%
HCA, Inc.
4.50%, 2/15/27		49	48,326
5.25%, 6/15/26		86	89,655
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (c)		83	83,207
4.875%, 11/01/26 (c)		83	83,104
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		385	288,269

			592,561

Energy - 0.2%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	32,161
5.70%, 10/15/19		159	171,761
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (c)		6	6,345
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		575	424,062
SM Energy Co.
6.50%, 1/01/23		41	42,230

			676,559

Technology - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (c)		172	188,319

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)	U.S.$	270	$247,050

			6,652,940

Financial Institutions - 0.8%
Banking - 0.7%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		233	249,892
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		137	155,153
Credit Agricole SA
8.125%, 12/23/25 (c)(d)		260	276,250
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		689	637,689
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		480	495,600
Series U
7.64%, 9/30/17 (d)		100	93,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		29	29,290
Societe Generale SA
5.922%, 4/05/17 (c)(d)		115	114,856
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (c)(d)(e)		400	319,500
7.50%, 4/02/22 (c)(d)		380	381,330

			2,752,560

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		415	422,262
7.25%, 1/25/22		54	55,553

			477,815

			3,230,375

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		391	404,685

Total Corporates - Non-Investment Grade (cost $10,426,148)			10,288,000

EMERGING MARKETS - TREASURIES - 0.7%
Brazil - 0.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $2,304,632)	BRL	8,965	2,745,585

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22	U.S.$	430	$443,545

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		292	256,960

Israel - 0.1%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		620	648,253

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (d)		345	334,650

Total Governments - Sovereign Agencies (cost $1,680,205)			1,683,408

EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		426	181,050
7.125%, 6/26/42 (c)		368	159,160

			340,210

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		328	331,547

Consumer Non-Cyclical - 0.1%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)		335	353,006
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		218	215,820
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(i)(j)		655	49,125

			617,951

Energy - 0.1%
Ultrapar International SA
5.25%, 10/06/26 (c)		330	324,126

Total Emerging Markets - Corporate Bonds (cost $2,133,811)			1,613,834

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		358	380,067

	Principal Amount (000)		U.S. $ Value
Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	657	$640,575

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		450	451,230

Total Quasi-Sovereigns (cost $1,462,976)			1,471,872

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19		168	181,860

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (c)		537	529,616

Total Governments - Sovereign Bonds (cost $713,406)			711,476

EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.0%
Egypt Government International Bond
6.125%, 1/31/22 (c)		255	257,292

Turkey - 0.1%
Turkey Government International Bond
6.00%, 3/25/27		322	324,013

Total Emerging Markets - Sovereigns (cost $573,329)			581,305

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (k)(l)(m) (cost $260,000)		260	261,604

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS RTP Swaption, Citibank, NA
Expiration: Mar 2017, Exercise Rate: 0.368% (i) (premiums paid $34,938)		1,944,000	8,884

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 6.4%
Governments - Treasuries - 3.9%
Japan - 3.9%
Japan Treasury Discount Bill
Series 647
Zero Coupon, 2/27/17 (cost $16,101,218)	JPY	1,770,365	$15,679,434

	Shares
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (n)(o) (cost $10,067,202)		10,067,202	10,067,202

Total Short-Term Investments (cost $26,168,420)			25,746,636

Total Investments - 131.1% (cost $520,581,997) (p)			524,959,869
Other assets less liabilities - (31.1)% (q)			(124,438,397)

Net Assets - 100.0%			$400,521,472

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	17	March 2017	$22,637,156	$22,566,292	$(70,864)
U.S. Ultra Bond (CBT) Futures	12	March 2017	1,940,567	1,928,250	(12,317)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	157	March 2017	34,045,829	34,037,110	8,719
U.S. T-Note 5 Yr (CBT) Futures	75	March 2017	8,820,062	8,840,039	(19,977)
U.S. T-Note 10 Yr (CBT) Futures	71	March 2017	8,845,575	8,837,281	8,294

					$(86,145)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	2,667,260	USD	23,528	2/09/17	$(98,163)
BNP Paribas SA	USD	1,617	CAD	2,169	2/03/17	50,144
Citibank, NA	BRL	8,748	USD	2,639	2/02/17	(137,340)
Citibank, NA	USD	2,798	BRL	8,748	2/02/17	(21,396)
Citibank, NA	JPY	167,928	USD	1,458	2/23/17	(29,646)
Citibank, NA	TWD	36,331	USD	1,136	3/10/17	(32,291)
Citibank, NA	KRW	1,334,843	USD	1,138	3/14/17	(21,645)
Goldman Sachs Bank USA	USD	1,135	IDR	15,273,377	3/14/17	5,420

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	BRL	8,748	USD	2,798	2/02/17	$21,396
HSBC Bank USA	USD	2,777	BRL	8,748	2/02/17	(529)
HSBC Bank USA	CAD	8,503	USD	6,367	2/03/17	(167,535)
HSBC Bank USA	SGD	4,365	USD	3,061	3/14/17	(37,691)
HSBC Bank USA	BRL	8,748	USD	2,731	4/04/17	(1,230)
JPMorgan Chase Bank, NA	CAD	1,073	USD	822	2/03/17	(2,533)
JPMorgan Chase Bank, NA	MXN	16,941	USD	816	2/17/17	5,729
JPMorgan Chase Bank, NA	USD	1,604	MXN	34,172	2/17/17	30,889
Royal Bank of Scotland PLC	AUD	2,417	USD	1,819	4/06/17	(10,589)
Standard Chartered Bank	USD	1,039	COP	3,130,471	3/03/17	25,719
State Street Bank & Trust Co.	GBP	100	USD	123	3/09/17	(2,574)
State Street Bank & Trust Co.	USD	3,080	SGD	4,366	3/14/17	19,081
State Street Bank & Trust Co.	AUD	3,007	USD	2,265	4/06/17	(12,270)
State Street Bank & Trust Co.	EUR	1,214	USD	1,309	4/12/17	(6,179)

						$(423,233)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$2,850	10/04/21	1.195%	3 Month LIBOR	$88,374
Citigroup Global Markets, Inc./(CME Group)		1,180	12/21/26	3 Month LIBOR	2.497%	14,283
Citigroup Global Markets, Inc./(LCH Group)	NOK	11,080	8/04/18	1.008%	6 Month NIBOR	6,151
Citigroup Global Markets, Inc./(LCH Group)	NZD	9,680	12/21/21	3 Month BKBM	3.059%	4,052
Morgan Stanley & Co., LLC/(CME Group)		$23,060	5/18/17	0.811%	3 Month LIBOR	22,008
Morgan Stanley & Co., LLC/(CME Group)	NOK	190,780	5/12/18	0.954%	6 Month NIBOR	(4,282)
Morgan Stanley & Co., LLC/(CME Group)	MXN	59,620	12/12/18	4 Week TIIE	6.840%	(18,818)
Morgan Stanley & Co., LLC/(CME Group)		39,750	12/13/18	4 Week TIIE	6.845%	(12,439)
Morgan Stanley & Co., LLC/(CME Group)		35,670	12/17/18	4 Week TIIE	7.035%	(5,364)
Morgan Stanley & Co., LLC/(CME Group)		$6,420	8/11/20	3 Month LIBOR	1.712%	21,902

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$8,020	4/27/21	3 Month LIBOR	1.341%	$(154,533)
Morgan Stanley & Co., LLC/(CME Group)		6,620	8/31/21	1.256%	3 Month LIBOR	175,619
Morgan Stanley & Co., LLC/(CME Group)		2,610	1/14/24	2.980%	3 Month LIBOR	(138,173)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(132,366)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(160,000)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	(188,200)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	59,315
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(99,399)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(76,957)
Morgan Stanley & Co., LLC/(CME Group)		1,160	6/09/25	2.488%	3 Month LIBOR	(20,352)
Morgan Stanley & Co., LLC/(CME Group)		2,106	8/04/25	2.293%	3 Month LIBOR	(18,131)
Morgan Stanley & Co., LLC/(CME Group)	NZD	4,470	7/28/26	3 Month BKBM	2.473%	(287,203)
Morgan Stanley & Co., LLC/(CME Group)		$5,400	10/04/26	1.487%	3 Month LIBOR	401,071
Morgan Stanley & Co., LLC/(CME Group)	MXN	14,720	12/02/26	7.762%	4 Week TIIE	3,979
Morgan Stanley & Co., LLC/(CME Group)		9,800	12/03/26	7.760%	4 Week TIIE	2,730
Morgan Stanley & Co., LLC/(CME Group)		8,970	12/07/26	7.830%	4 Week TIIE	432
Morgan Stanley & Co., LLC/(CME Group)		$1,490	11/10/35	2.631%	3 Month LIBOR	(6,330)
Morgan Stanley & Co., LLC/(CME Group)		490	8/06/45	2.692%	3 Month LIBOR	(6,596)
Morgan Stanley & Co., LLC/(LCH Group)	NOK	42,730	8/01/18	0.960%	6 Month NIBOR	27,333
Morgan Stanley & Co., LLC/(LCH Group)		47,470	8/11/18	1.076%	6 Month NIBOR	20,341
Morgan Stanley & Co., LLC/(LCH Group)		$1,450	11/07/26	1.675%	3 Month LIBOR	84,204
Morgan Stanley & Co., LLC/(LCH Group)		1,080	11/08/26	1.657%	3 Month LIBOR	64,530
Morgan Stanley & Co., LLC/(LCH Group)		1,080	11/09/26	1.672%	3 Month LIBOR	63,131

						$(269,688)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)%	1.59%	$466	$(38,816)	$(13,635)	$(25,181)
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)	1.59	534	(44,480)	(16,201)	(28,279)
Sale Contracts
Bank of America, NA
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00	0.11	3,200	29,264	540	28,724
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	326	(20,054)	(33,176)	13,122
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	169	(10,397)	(14,929)	4,532
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	471	(28,975)	(32,500)	3,525
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	130	(7,998)	(11,245)	3,247
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	138	(8,489)	(10,177)	1,688
Deutsche Bank AG
Anadarko Petroleum Corp., 6.95%, 6/15/19, 9/20/17*	1.00	0.16	440	2,872	(1,959)	4,831

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.03%	$464	$(28,544)	$(40,709)	$12,165
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	662	(40,724)	(49,488)	8,764
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	436	(26,821)	(33,364)	6,543
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	714	(43,923)	(43,714)	(209)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	191	(11,750)	(14,366)	2,616

				$(278,835)	$(314,923)	$36,088

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$20,750	7/15/20	1.527%	CPI	#	$480,311
Barclays Bank PLC	6,950	1/15/21	1.490%	CPI	#	169,303
Deutsche Bank AG	5,190	7/15/21	2.152%	CPI	#	35,086

						$684,700

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$1,100	2/21/42	2.813%	3 Month LIBOR	$(51,704)
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	(37,035)

					$(88,739)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at January 31, 2017
Bank of America NA†	0.68%	– 0	–	$3,150,687
HSBC Bank USA†	0.64%	– 0	–	24,166,766
HSBC Bank USA	0.64%	1/04/18		4,659,056
HSBC Bank USA	0.75%	4/13/17		10,457,669
HSBC Bank USA	0.76%	4/11/17		17,543,144
JPMorgan Chase Bank†	0.67%	– 0	–	3,136,247
JPMorgan Chase Bank	0.67%	11/29/17		11,627,773
JPMorgan Chase Bank	0.67%	1/20/18		4,703,510
JPMorgan Chase Bank	0.67%	11/17/18		16,138,869
JPMorgan Chase Bank	0.72%	4/06/17		35,935,273

				$131,518,994

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2017

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$30,453,700	$	– 0	–	$63,936,086	$37,129,208	$131,518,994

Total	$30,453,700	$	– 0	–	$63,936,086	$37,129,208	$131,518,994

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $48,060,580 or 12.0% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.271%, 4/25/26	4/29/16	$271,519	$274,994	0.07%
H/2 Asset Funding NRE Series 2015-1A
2.425%, 6/24/49	6/19/15	622,772	618,412	0.15%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	363,153	49,125	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
3.621%, 11/25/25	9/28/15	190,758	190,798	0.05%

(g)	Inverse interest only security.
(h)	IO - Interest Only.
(i)	Non-income producing security.
(j)	Defaulted.

(k)	Effective prepayment date of April 2017.
(l)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares),	12/30/15	$260,000	$261,604	0.07%

(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,261,649 and gross unrealized depreciation of investments was $(2,883,777), resulting in net unrealized appreciation of $4,377,872.
(q)	An amount of U.S. $314,738 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BA	-	Banker’s Acceptance
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Right To Pay
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)
The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$357,436,118		$	– 0	–	$357,436,118
Corporates - Investment Grade		– 0	–	49,371,436			– 0	–	49,371,436
Commercial Mortgage-Backed Securities		– 0	–	23,501,381			8,385,334		31,886,715
Asset-Backed Securities		– 0	–	21,349,000			2,536,717		23,885,717
Collateralized Mortgage Obligations		– 0	–	17,267,279			– 0	–	17,267,279
Corporates - Non-Investment Grade		– 0	–	10,288,000			– 0	–	10,288,000
Emerging Markets - Treasuries		– 0	–	2,745,585			– 0	–	2,745,585
Governments - Sovereign Agencies		– 0	–	1,683,408			– 0	–	1,683,408
Emerging Markets - Corporate Bonds		– 0	–	1,613,834			– 0	–	1,613,834
Quasi-Sovereigns		– 0	–	1,471,872			– 0	–	1,471,872
Governments - Sovereign Bonds		– 0	–	711,476			– 0	–	711,476
Emerging Markets - Sovereigns		– 0	–	581,305			– 0	–	581,305
Common Stocks		– 0	–	– 0	–		261,604		261,604
Options Purchased - Puts		– 0	–	8,884			– 0	–	8,884
Short-Term Investments:
Governments - Treasuries		– 0	–	15,679,434			– 0	–	15,679,434
Investment Companies		10,067,202		– 0	–		– 0	–	10,067,202

Total Investments in Securities		10,067,202		503,709,012			11,183,655		524,959,869

Other Financial Instruments(a):
Assets:
Futures		17,013		– 0	–		– 0	–	17,013
Forward Currency Exchange Contracts		– 0	–	158,378			– 0	–	158,378
Centrally Cleared Interest Rate Swaps		– 0	–	1,059,455			– 0	–	1,059,455
Credit Default Swaps		– 0	–	89,757			– 0	–	89,757
Inflation (CPI) Swaps		– 0	–	684,700			– 0	–	684,700
Liabilities:
Futures		(103,158)		– 0	–		– 0	–	(103,158)
Forward Currency Exchange Contracts		– 0	–	(581,611)			– 0	–	(581,611)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,329,143)			– 0	–	(1,329,143)
Credit Default Swaps		– 0	–	(53,669)			– 0	–	(53,669)
Interest Rate Swaps		– 0	–	(88,739)			– 0	–	(88,739)

Total(b)		$9,981,057		$503,648,140			$11,183,655		$524,812,852

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset- Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/16	$9,448,399		$2,749,542			$758,543
Accrued discounts/(premiums)	(683)		11			– 0	–
Realized gain (loss)	(63,377)		1,054			11,891
Change in unrealized appreciation/depreciation	63,463		-29,288			(393)
Purchases/Payups	493,531		0			– 0	–
Sales/Paydowns	(1,227,999)		(184,602)			(495,298)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	(328,000)		– 0	–		(274,743)

Balance as of 1/31/17	$8,385,334		$2,536,717		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/17	$46,597		$(29,288)		$	– 0	–

	Common Stocks		Total
Balance as of 10/31/16	$429,612		$13,386,096
Accrued discounts/(premiums)	– 0	–	(672)
Realized gain (loss)	– 0	–	(50,432)
Change in unrealized appreciation/depreciation	(13,008)		20,774
Purchases/Payups	– 0	–	493,531
Sales/Paydowns	(155,000)		(2,062,899)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(602,743)

Balance as of 1/31/17	$261,604		$11,183,655	(a)

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/17	$(13,008)		$4,301

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2017, all Level 3 securities were priced i) NAV equivalent or ii) by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$0	$87,140	$77,073	$10,067	$5

AB Bond Fund, Inc.

AB Government Reserves Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 102.9%
U.S. Government & Government Sponsored Agency Obligations - 85.0%
Federal Farm Credit Bank
2/06/17	0.590%	$3,000	$3,000,023
4/25/17	0.600%	1,000	1,000,136
2/06/17	0.640%	5,000	5,000,087
7/13/17 (a)	0.710%	10,000	10,005,397
3/30/17 (a)	0.720%	2,000	2,000,095
7/03/17 (a)	0.750%	17,800	17,811,266
5/25/17 (a)	0.761%	5,000	4,999,800
4/04/17 (a)	0.762%	13,100	13,105,192
8/28/17 (a)	0.790%	12,000	12,000,690
5/08/17 (a)	0.796%	1,550	1,550,003
7/25/17 (a)	0.801%	10,000	10,000,527
4/26/17 (a)	0.803%	6,640	6,644,278
8/04/17 (a)	0.812%	10,000	10,001,538
9/13/17 (a)	0.817%	7,500	7,500,961
8/10/17 (a)	0.823%	1,000	1,001,166
2/27/17 (a)	0.831%	16,000	16,002,452
2/16/17 (a)	0.847%	15,000	14,999,976
8/01/17 (a)	0.896%	2,500	2,503,635
4/24/17 (a)	0.905%	10,000	10,005,748
9/14/17 (a)	0.980%	2,300	2,302,578
Federal Home Loan Bank
5/01/17 (a)	0.414%	20,000	19,994,357
7/20/17 (a)	0.562%	10,000	9,999,850
7/12/17 (a)	0.575%	10,000	10,000,000
5/09/17 (a)	0.627%	6,000	6,001,658
8/02/17	0.649%	5,000	4,983,620
3/20/17 (a)	0.657%	10,000	10,001,714
2/06/17 (a)	0.711%	10,000	10,000,000
2/13/17	0.750%	1,650	1,650,117
6/09/17 (a)	0.756%	10,000	10,000,000
3/17/17 (a)	0.767%	8,300	8,301,624
2/17/17 (a)	0.771%	4,000	4,000,126
3/09/17 (a)	0.786%	15,000	15,002,628
3/15/17 (a)	0.787%	11,000	11,002,278
4/21/17 (a)	0.791%	3,000	3,001,511
6/09/17 (a)	0.841%	9,000	9,007,743
3/21/17 (a)	0.919%	10,000	10,004,710
Federal Home Loan Bank Discount Notes
2/08/17	0.410%	10,000	9,999,109
2/10/17	0.410%	10,000	9,998,800
2/15/17	0.410%	10,000	9,997,939
2/22/17	0.410%	10,000	9,996,967
3/31/17	0.520%	7,500	7,494,357
4/07/17	0.540%	10,000	9,991,171
5/03/17	0.545%	15,000	14,979,222
5/12/17	0.550%	10,000	9,983,611
5/17/17	0.550%	10,000	9,981,333
5/19/17	0.550%	5,000	4,990,563
7/21/17	0.640%	10,000	9,969,825

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp.
10/12/17 (a)	0.638%	$10,000	$10,000,000
4/20/17 (a)	0.782%	11,850	11,854,564
2/22/17	0.875%	11,280	11,282,081
Federal National Mortgage Association
4/20/17	0.750%	1,880	1,880,728
8/16/17 (a)	0.777%	10,000	9,999,583
7/20/17 (a)	0.797%	1,330	1,331,073
4/27/17	1.125%	10,402	10,415,874
2/13/17	5.000%	992	993,448
U.S. Treasury Notes
2/28/17	0.500%	10,000	10,000,060
3/31/17	0.500%	10,000	10,000,000
2/15/17	0.625%	10,000	10,000,581
10/31/17 (a)	0.674%	5,000	4,993,917
3/15/17	0.750%	10,000	10,002,241
2/28/17	0.875%	5,000	5,001,433
4/15/17	0.875%	10,000	10,008,101
4/30/17	0.875%	20,000	20,018,621
5/15/17	0.875%	20,000	20,015,712
3/31/17	1.000%	10,000	10,007,892

			569,576,290

Repurchase Agreements - 17.9%
Bank of America NA 0.53%, dated 1/31/17 due 2/01/17 in the amount of $30,000,442 (collateralized by $32,574,981 Federal Farm Credit Systemwide Bond and Financing Corporation, 0.00% to 2.50% due 11/30/17 to 7/12/27, value $30,600,320)		30,000	30,000,000
Mizuho Securities USA 0.54%, dated 1/31/17 due 2/01/17 in the amount of $30,000,450 (collateralized by $29,778,900 U.S. Treasury Notes, 2.50% to 2.625% due 4/30/18 to 8/15/23, value $30,600,054)		30,000	30,000,000
RBC Capital Markets, LLC 0.53%, dated 1/31/17 due 2/01/17 in the amount of $30,000,442 (collateralized by $30,335,002 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 3.00% to 4.00% due 7/01/46 to 1/01/47, value $30,600,001)		30,000	30,000,000
Toronto-Dominion Bank NY 0.53%, dated 1/31/17 due 2/01/17 in the amount of $30,000,442 (collateralized by $30,606,800 U.S. Treasury Note, 0.00% due 2/16/17, value $30,600,005)		30,000	30,000,000

			120,000,000

Total Investments - 102.9% (cost $689,576,290) (b)			689,576,290
Other assets less liabilities - (2.9)%			(19,443,662)

Net Assets - 100.0%			$670,132,628

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(b)	As of January 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc.

AB Government Reserves Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$569,576,290		$	– 0	–	$569,576,290
Repurchase Agreements		120,000,000		– 0	–		– 0	–	120,000,000

Total (a)		$120,000,000		$569,576,290		$	– 0	–	$689,576,290

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES – 88.2%
Indonesia - 0.3%
Indonesia Treasury Bond
Series FR70
8.375%, 3/15/24	IDR	14,185,000	$1,102,186
Series FR71
9.00%, 3/15/29		14,092,000	1,139,708

			2,241,894

Mexico - 1.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	64,621	3,030,159
Series M 10
8.50%, 12/13/18		172,402	8,515,345

			11,545,504

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	30,319	497,180
Series 6212
7.05%, 1/19/28		149,874	2,302,113
Series 6217
7.50%, 8/18/21		289,562	4,729,360

			7,528,653

South Africa - 1.4%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	151,990	12,508,861

United States - 84.4%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	70,188	71,164,034
6.25%, 5/15/30 (a)		143,000	202,171,827
6.375%, 8/15/27 (a)		103,724	140,975,541
6.50%, 11/15/26 (a)		12,276	16,598,490
7.125%, 2/15/23 (a)		10,600	13,624,307
8.00%, 11/15/21 (b)		27,000	34,517,826
8.125%, 8/15/21 (a)		23,658	30,090,941
8.75%, 8/15/20 (a)		19,350	24,074,883
U.S. Treasury Notes
2.125%, 8/31/20 (a)(b)		65,439	66,543,182
2.125%, 9/30/21		34,672	35,030,925
2.375%, 12/31/20		10,056	10,302,684
3.125%, 5/15/21 (a)		57,725	60,829,970
3.50%, 5/15/20 (a)(b)		8,153	8,654,597
3.625%, 2/15/21 (b)(c)		36,605	39,303,191

			753,882,398

Total Governments - Treasuries (cost $775,672,031)			787,707,310

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.1%
Risk Share Floating Rate – 8.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.271% (LIBOR 1 Month + 4.50%), 4/25/26 (d)(e)	U.S.$	3,018	$3,030,456
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.921% (LIBOR 1 Month + 7.15%), 7/25/23 (e)		3,250	3,908,912
Series 2013-DN2, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		5,605	5,994,983
Series 2014-DN1, Class M3
5.271% (LIBOR 1 Month + 4.50%), 2/25/24 (e)		4,455	4,939,465
Series 2014-DN2, Class M3
4.371% (LIBOR 1 Month + 3.60%), 4/25/24 (e)		4,170	4,393,293
Series 2014-DN3, Class M3
4.771% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		5,065	5,386,895
Series 2014-DN4, Class M3
5.321% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		700	759,030
Series 2014-HQ2, Class M3
4.521% (LIBOR 1 Month + 3.75%), 9/25/24 (e)		1,010	1,073,034
Series 2015-DNA1, Class M3
4.071% (LIBOR 1 Month + 3.30%), 10/25/27 (e)		505	538,793
Series 2015-DNA2, Class B
8.321% (LIBOR 1 Month + 7.55%), 12/25/27 (e)		1,499	1,674,915
Series 2015-DNA2, Class M2
3.371% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		4,143	4,231,874
Series 2015-DNA3, Class M3
5.471% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		976	1,080,072
Series 2015-HQA1, Class B
9.571% (LIBOR 1 Month + 8.80%), 3/25/28 (e)		1,590	1,713,324
Series 2015-HQA1, Class M3
5.471% (LIBOR 1 Month + 4.70%), 3/25/28 (e)		1,845	2,017,356
Series 2015-HQA2, Class M3
5.571% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		666	732,921
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2

	Principal Amount (000)		U.S. $ Value
5.171% (LIBOR 1 Month + 4.40%), 1/25/24 (e)	U.S.$	1,606	$1,750,002
Series 2014-C04, Class 1M2
5.671% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		6,100	6,731,982
Series 2015-C01, Class 1M2
5.071% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		4,316	4,583,287
Series 2015-C02, Class 2M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		916	964,663
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		1,221	1,335,781
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		2,720	2,973,602
Series 2015-C04, Class 1M2
6.471% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		1,810	2,025,250
Series 2015-C04, Class 2M2
6.321% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		2,007	2,211,525
Series 2016-C05, Class 2B
11.52% (LIBOR 1 Month + 10.75%), 1/25/29 (e)		2,750	3,210,490
Series 2016-C07, Class 2B
10.271% (LIBOR 1 Month + 9.50%), 4/25/29 (e)		1,193	1,282,354
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(e)		1,879	1,945,202
Series 2015-CH1, Class M2
6.271% (LIBOR 1 Month + 5.50%), 10/25/25 (e)(f)		2,227	2,294,292
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.021% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(e)		935	985,938

			73,769,691

Non-Agency Fixed Rate – 2.6%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		190	164,650
Series 2006-19CB, Class A24
6.00%, 8/25/36		121	105,411
Series 2006-24CB, Class A15
5.75%, 6/25/36		1,823	1,557,070
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,550	1,247,052
Series 2007-13, Class A2
6.00%, 6/25/47		2,307	1,994,364

	Principal Amount (000)		U.S. $ Value
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.907%, 4/26/37 (f)	U.S.$	820	$645,797
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (f)		1,219	888,624
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,128	2,813,840
Series 2007-AR4, Class 1A1A
4.404%, 3/25/37		454	387,977
Series 2010-3, Class 2A2
6.00%, 8/25/37 (f)		697	612,039
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		1,138	1,015,176
Series 2007-3, Class A30
5.75%, 4/25/37		1,218	1,023,327
Series 2007-HY4, Class 1A1
3.121%, 9/25/47		697	642,765
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (f)		181	135,131
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (f)		938	921,192
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		967	811,742
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.869%, 9/25/36		1,858	1,524,600
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		744	658,465
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,042	736,433
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (f)		1,930	1,516,774
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.152%, 12/28/37		3,304	3,047,515
Series 2007-AR8, Class A1
3.157%, 11/25/37		1,279	1,143,915

			23,593,859

Agency Fixed Rate – 1.1%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI 3.00%, 12/25/37 (g)		10,360	1,031,594

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2016-124, Class IO
4.00%, 9/20/46 (g)	U.S.$	43,412	$8,615,682

			9,647,276

Non-Agency Floating Rate - 0.1%
First Horizon Alternative Mortgage
Securities Trust
Series 2007-FA2, Class 1A10
1.021% (LIBOR 1 Month + 0.25%), 4/25/37 (e)		735	356,963
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.229% (7.00% - LIBOR 1 Month), 7/25/37 (e)(h)		852	196,450

			553,413

Total Collateralized Mortgage Obligations (cost $102,296,153)			107,564,239

CORPORATES - NON-INVESTMENT GRADE - 12.0%
Industrial - 8.6%
Basic - 0.5%
ArcelorMittal
8.00%,
10/15/39		1,846	2,053,675
CF Industries, Inc.
4.95%, 6/01/43		492	421,890
5.375%, 3/15/44		371	324,625
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (f)		897	947,456
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(i)(j)		1,407	141
Novelis Corp.
5.875%, 9/30/26 (f)		420	426,300
Teck Resources Ltd.
8.00%, 6/01/21 (f)		103	113,558
8.50%, 6/01/24 (f)		151	175,726

			4,463,371

Capital Goods – 0.5%
Apex Tool Group LLC
7.00%, 2/01/21 (f)		975	901,875
Bombardier, Inc.
8.75%, 12/01/21 (f)		800	865,000
Sealed Air Corp.
6.875%, 7/15/33 (f)		746	783,300
United Rentals North America, Inc.
5.50%, 5/15/27		2,293	2,313,064

			4,863,239

Communications - Media - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.

	Principal Amount (000)		U.S. $ Value
5.25%, 9/30/22	U.S.$	1,039	$1,075,593
5.50%, 5/01/26 (f)		1,722	1,803,795
DISH DBS Corp.
5.875%, 11/15/24		1,263	1,277,209
Intelsat Jackson Holdings SA
7.25%, 4/01/19		2,111	1,814,141
Univision Communications, Inc.
5.125%, 5/15/23 (f)		1,645	1,633,682
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,010,170

			9,614,590

Communications - Telecommunications - 1.3%
Altice Luxembourg SA
7.75%, 5/15/22 (f)		1,342	1,424,197
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (f)		1,932	2,052,750
Frontier Communications Corp.
6.25%, 9/15/21		581	543,235
8.75%, 4/15/22		919	929,541
Sable International Finance Ltd.
6.875%, 8/01/22 (f)		657	689,443
SFR Group SA
6.25%, 5/15/24 (f)		766	770,787
Sprint Corp.
7.625%, 2/15/25		1,315	1,409,516
T-Mobile USA, Inc.
6.50%, 1/15/26		1,452	1,595,385
Windstream Services LLC
7.50%, 4/01/23		1,000	955,000
7.75%, 10/01/21(a)		1,070	1,091,625

			11,461,479

Consumer Cyclical - Automotive - 0.6%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (f)		609	597,965
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (f)		905	910,086
Exide Technologies
7.00%, 4/30/25 (d)(k)(l)		178	109,108
Series AI
7.00%, 4/30/25 (k)(l)(m)		2,508	1,537,260
11.00%, 4/30/20 (l)(n)		2,941	2,293,963

			5,448,382

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.50%, 2/15/25 (f)		958	1,034,640
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (f)		697	701,356

	Principal Amount (000)		U.S. $ Value
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (f)	U.S.$	1,008	$1,048,320

			2,784,316

Consumer Cyclical - Retailers - 0.4%
American Tire Distributors, Inc.
10.25%, 3/01/22 (f)		1,312	1,275,920
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (f)		583	360,002
8.75% (8.75% Cash or 9.50% PIK),
10/15/21 (f) (l)		269	158,038
Penske Automotive Group, Inc.
5.50%, 5/15/26		915	910,425
PetSmart, Inc.
7.125%, 3/15/23 (f)		519	509,917

			3,214,302

Consumer Non-Cyclical - 1.6%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (f) (l)		780	475,800
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		1,646	1,197,465
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23(f)		1,521	1,296,652
6.50%, 2/01/25(f)		213	173,329
Envision Healthcare Corp.
6.25%, 12/01/24 (f)		1,322	1,391,405
HCA, Inc.
4.50%, 2/15/27		313	308,696
5.25%, 6/15/26		548	571,290
Horizon Pharma, Inc./Horizon Pharma USA, Inc.
8.75%, 11/01/24 (f)		566	581,565
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (f)		460	461,150
4.875%, 11/01/26 (f)		461	461,576
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (f)		535	460,769
5.625%, 10/15/23 (f)		118	104,578
Post Holdings, Inc.
5.00%, 8/15/26 (f)		2,166	2,094,240
Tenet Healthcare Corp.
7.50%, 1/01/22 (f)		396	424,710
Tennessee Merger Sub, Inc.
6.375%, 2/01/25 (f)		692	679,890
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (f)	EUR	1,800	1,437,894
6.125%, 4/15/25 (f)	U.S.$	2,277	1,704,904

	Principal Amount (000)		U.S. $ Value
Valvoline, Inc.
5.50%, 7/15/24 (f)	U.S.$	381	$400,050

			14,225,963

Energy - 1.8%
Berry Petroleum Co. LLC
6.50%, 9/15/22 (i) (j)		1,904	1,180,480
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (f)		865	914,737
Denbury Resources, Inc.
4.625%, 7/15/23		332	265,185
5.50%, 5/01/22		2,118	1,816,185
Energy Transfer Equity LP
5.875%, 1/15/24		1,104	1,178,520
Golden Energy Offshore Services AS
5.00%, 12/31/17 (d)	NOK	14,977	363,155
Gulfport Energy Corp.
6.375%, 5/15/25 (f)	U.S.$	623	638,575
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (f)		718	755,695
Paragon Offshore PLC
6.75%, 7/15/22 (f)(i)(j)		849	144,330
7.25%, 8/15/24 (f)(i)(j)		3,230	549,100
Rowan Cos., Inc.
5.40%, 12/01/42		436	353,160
SandRidge Energy, Inc.
0.00%, 2/15/23 (j)(m)(o)		1,259	0
SM Energy Co.
5.625%, 6/01/25		946	922,350
6.50%, 1/01/23		731	752,930
Transocean, Inc.
9.00%, 7/15/23 (f)		2,375	2,527,891
Vantage Drilling International
7.125%, 4/01/23 (j)(m)(o)		3,068	0
10.00%, 12/31/20 (m)		91	81,900
10.00%, 12/31/20 (d)		77	69,300
Weatherford International Ltd.
9.875%, 2/15/24 (f)		1,769	1,910,520
Whiting Petroleum Corp.
5.00%, 3/15/19		165	167,888
WPX Energy, Inc.
5.25%, 9/15/24		1,154	1,136,332
8.25%, 8/01/23		250	284,375

			16,012,608

Technology - 0.3%
Avaya, Inc.
7.00%, 4/01/19 (f)(i)(j)		1,985	1,642,587
10.50%, 3/01/21 (f)(i)(j)		665	181,213
Energizer Holdings, Inc.
5.50%, 6/15/25 (f)		936	952,380

			2,776,180

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.2%
Carlson Travel, Inc.
6.75%, 12/15/23 (f)	U.S.$	237	$246,184
XPO CNW, Inc.
6.70%, 5/01/34		2,134	1,749,880

			1,996,064

			76,860,494

Financial Institutions - 3.0%
Banking - 2.6%
Barclays Bank PLC
6.86%, 6/15/32 (f)(p)		656	742,920
Citigroup, Inc.
5.95%, 1/30/23 (p)		2,055	2,121,274
Series P
5.95%, 5/15/25 (p)		1,850	1,877,750
Credit Agricole SA
7.875%, 1/23/24 (f)(p)		1,152	1,173,329
8.125%, 12/23/25 (f)(p)		1,118	1,187,875
Credit Suisse Group AG
6.25%, 12/18/24 (f)(p)		640	631,200
7.50%, 12/11/23 (f)(p)		1,428	1,502,970
Intesa Sanpaolo SpA
5.017%, 6/26/24 (f)		1,462	1,353,122
Lloyds Banking Group PLC
7.50%, 6/27/24 (p)		1,862	1,931,434
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (a)(p)		2,200	2,046,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (f)		596	601,960
Societe Generale SA
8.00%, 9/29/25 (f)(p)		1,821	1,834,658
8.25%, 11/29/18 (f)(p)		1,824	1,894,680
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (e)(f)(p)		300	239,625
7.50%, 4/02/22 (f) (p)		2,269	2,276,941
7.75%, 4/02/23 (f) (p)		265	264,006
UBS Group AG
7.125%, 8/10/21 (f) (p)		1,863	1,928,745

			23,608,489

Finance – 0.2%
Creditcorp
12.00%, 7/15/18 (d)		1,199	959,200
Navient Corp.
8.00%, 3/25/20		422	453,650

			1,412,850

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.2%
iPayment, Inc.
9.50%, 12/15/19 (d)	U.S.$	1,852	$1,941,770

			26,963,109

Utility - 0.4%
Electric - 0.4%
Dynegy, Inc.
7.375%, 11/01/22		1,445	1,426,937
GenOn Energy, Inc.
9.50%, 10/15/18		1,047	795,720
Talen Energy Supply LLC
4.60%, 12/15/21		965	784,063

			3,006,720

Total Corporates - Non-Investment Grade (cost $115,777,383)			106,830,323

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.5%
Non-Agency Fixed Rate CMBS - 5.3%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.602%, 6/10/49		1,181	1,191,669
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.104%, 11/10/46 (f)		6,525	6,022,022
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.789%, 8/10/46 (f)		3,219	2,811,635
Series 2014-LC17, Class D
3.687%, 10/10/47 (f)		3,549	2,441,554
Series 2014-UBS5, Class D
3.495%, 9/10/47 (f)		1,041	741,420
Series 2015-DC1, Class D
4.353%, 2/10/48 (f)		2,730	2,141,628
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.211%, 6/15/57		4,091	3,028,237
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (f)		2,652	2,609,042
Series 2013-GC13, Class D
4.066%, 7/10/46 (f)		9,440	8,681,233
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.215%, 6/15/45 (f)		1,863	1,858,831
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		1,300	1,243,311
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.247%, 9/15/45		1,750	1,762,752

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (f)	U.S.	$603	$473,425
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47(f)		3,781	3,040,235
Series 2015-LC20, Class D
4.365%, 4/15/50(f)		4,000	3,075,440
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.897%, 8/15/45(f)		4,000	3,827,854
Series 2014-C23, Class D
3.991%, 10/15/57(f)		2,699	2,160,455

			47,110,743

Non-Agency Floating Rate CMBS - 0.2%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
4.718% (LIBOR 1 Month + 3.95%), 11/15/21 (e) (f)		1,613	1,614,256
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.304% (LIBOR 1 Month + 4.60%), 11/15/33 (e) (f)		755	755,114

			2,369,370

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.02%, 11/16/45 (g)		456	279

Total Commercial Mortgage-Backed Securities (cost $52,583,833)			49,480,392

CORPORATES - INVESTMENT GRADE - 5.5%
Financial Institutions - 3.2%
Banking - 0.6%
BNP Paribas SA
7.195%, 6/25/37(f) (p)		500	541,875
7.625%, 3/30/21(f) (p)		810	850,500
Cooperatieve Rabobank UA
6.625%, 6/29/21 (f) (p)	EUR	1,000	1,156,713
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (p)	U.S.$	2,998	3,260,325

			5,809,413

Insurance - 2.6%
ACE Capital Trust II
9.70%, 4/01/30		1,500	2,220,000
AIG Life Holdings, Inc.
8.125%, 3/15/46 (f)		509	661,700

	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
8.175%, 5/15/58	U.S.$	2,525	$3,232,000
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,889,605
Great-West Life & Annuity Insurance
Capital LP II
3.449% (LIBOR 3 Month + 2.54%), 5/16/46 (e)(f)		2,707	2,382,160
MetLife, Inc.
6.40%, 12/15/36		3,345	3,629,325
Pacific Life Insurance Co.
9.25%, 6/15/39 (f)		1,500	2,264,511
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,738,823

			23,018,124

			28,827,537

Industrial - 1.9%
Basic - 0.5%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,288,641
GTL Trade Finance, Inc.
5.893%, 4/29/24(f)		2,711	2,744,887
7.25%, 4/16/44(f)		274	268,863
Minsur SA
6.25%, 2/07/24 (f)		285	303,575

			4,605,966

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (p)		2,407	2,503,280

Communications - Media - 0.1%
Myriad International Holdings BV
5.50%, 7/21/25 (f)		683	696,428

Communications - Telecommunications - 0.3%
Qwest Corp.
6.875%, 9/15/33		1,275	1,237,778
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (f)		1,215	1,213,542

			2,451,320

Consumer Cyclical - Retailers - 0.2%
Kohl’s Corp.
5.55%, 7/17/45		2,000	1,699,364

Energy – 0.5%
Hess Corp.
7.30%, 8/15/31		1,598	1,905,646
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		1,367	1,706,434

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
5.50%, 1/15/23 (f)	U.S.$	845	$883,025

			4,495,105

Technology - 0.0%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (q)		336	355,558

			16,807,021

Utility - 0.4%
Electric - 0.4%
ComEd Financing III
6.35%, 3/15/33		3,462	3,638,088

Total Corporates - Investment Grade (cost $44,381,706)			49,272,646

AGENCIES - 4.2%
Agency Debentures - 4.2%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,417,457
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	20,683,260
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		5,277	4,949,055

Total Agencies (cost $37,434,721)			37,049,772

EMERGING MARKETS - SOVEREIGNS - 3.6%
Angola - 0.3%
Angolan Government International Bond
9.50%, 11/12/25 (f)		2,615	2,487,519

Argentina - 0.7%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27(f)		5,698	5,801,250
7.50%, 4/22/26(f)		870	908,280

			6,709,530

Dominican Republic - 0.4%
Dominican Republic International Bond
5.95%, 1/25/27(f)		1,213	1,210,574
7.45%, 4/30/44(f)		1,873	1,976,015

			3,186,589

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (f)		967	1,022,603

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (f)		2,666	2,689,967

	Principal Amount (000)		U.S. $ Value
Ivory Coast - 0.3%
Ivory Coast Government International Bond
6.375%, 3/03/28 (f)	U.S.$	2,440	$2,373,925

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (f)		1,252	1,294,505

Turkey - 1.2%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,597	4,039,573
6.00%, 3/25/27		1,761	1,772,006
7.00%, 6/05/20		4,400	4,743,200

			10,554,779

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (f)		1,553	1,545,701

Total Emerging Markets - Sovereigns (cost $31,847,486)			31,865,118

ASSET-BACKED SECURITIES - 2.7%
Autos - Fixed Rate - 1.8%
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (f)		2,500	2,555,297
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (f)		3,500	3,495,403
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23(f)		1,220	1,276,749
Series 2016-3A, Class D
6.40%, 7/17/23(f)		1,090	1,067,019
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23(f)		4,200	4,507,871
Series 2017-1, Class E
6.46%, 12/15/23(f)		1,000	999,726
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (f)		2,169	2,131,943

			16,034,008

Other ABS - Floating Rate - 0.7%
BlueMountain CLO Ltd.
Series 2016-3A, Class D
4.704% (LIBOR 3 Month + 3.85%), 11/15/27 (e) (f)		2,000	2,009,576
CIFC Funding Ltd.
Series 2015-4A, Class D
6.38% (LIBOR 3 Month + 5.50%), 10/20/27 (e) (f)		250	241,925

	Principal Amount (000)		U.S. $ Value
OZLM VIII Ltd.
Series 2014-8A, Class D
5.973% (LIBOR 3 Month + 4.95%), 10/17/26 (e)(f)	U.S.$	1,908	$1,822,579
Sofi Consumer Loan Program LLC
Series 2017-1, Class B
4.73%, 1/26/26 (f)(q)		2,205	2,216,025

			6,290,105

Other ABS - Fixed Rate - 0.2%
Atlas Ltd.
Series 2014-1, Class B
1.00%, 12/15/39		1,500	1,485,000

			1,485,000

Total Asset-Backed Securities (cost $23,744,733)			23,809,113

EMERGING MARKETS - TREASURIES - 2.5%
Argentina - 0.4%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	12,266	834,835
16.00%, 10/17/23		24,676	1,607,363
21.20%, 9/19/18		12,095	789,555

			3,231,753

Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	53,450	16,505,364

Egypt - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon 1/25/18 (f)	EGP	49,911	2,202,975

Total Emerging Markets - Treasuries (cost $21,361,963)			21,940,092

EMERGING MARKETS - CORPORATE BONDS - 2.0%
Industrial - 2.0%
Basic - 0.5%
Elementia SAB de CV
5.50%, 1/15/25 (f)	U.S.$	1,039	1,002,635
Suzano Austria GmbH
5.75%, 7/14/26 (f)		1,883	1,871,231
Vedanta Resources PLC
6.375%, 7/30/22 (f)		1,474	1,476,211

			4,350,077

Capital Goods - 0.5%
Odebrecht Finance Ltd.
4.375%, 4/25/25(f)		6,760	2,991,300
5.25%, 6/27/29 (f)		2,103	893,775

	Principal Amount (000)		U.S. $ Value
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (f)	U.S.$	884	$910,520

			4,795,595

Communications - Telecommunications - 0.3%
Digicel Ltd.
6.00%, 4/15/21 (f)		700	652,610
6.75%, 3/01/23 (f)		385	357,809
IHS Netherlands Holdco BV
9.50%, 10/27/21 (f)		500	525,000
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (f)		1,500	1,516,220

			3,051,639

Consumer Non-Cyclical - 0.5%
Central American Bottling Corp.
5.75%, 1/31/27 (f)		718	723,169
Marfrig Holdings Europe BV
8.00%, 6/08/23 (f)		2,420	2,550,075
Tonon Luxembourg SA
7.25%, 1/24/20 (f)(i)(j)(l)(m)		2,354	258,980
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(i)(j)		4,738	355,350
10.875%, 1/13/20 (d)(i)(j)		750	195,000
11.75%, 2/09/22 (d)(i)(j)		1,690	126,412

			4,208,986

Transportation - Airlines - 0.2%
TAM Capital 3, Inc.
8.375%, 6/03/21 (f)		1,503	1,551,848

Total Emerging Markets - Corporate Bonds (cost $29,246,084)			17,958,145

WHOLE LOAN TRUSTS - 1.9%
Performing Asset – 1.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (m)(o)		574	574,106
16.00%, 1/01/21 (m)(o)	MXN	32,620	1,564,246
AlphaCredit Capital, SA de CV
17.25%, 8/06/19 (m)(o)		10,053	482,065
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (m)(o)	U.S.$	134	127,173
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (m)(o)		356	345,721
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (m)(o)		155	147,478
Deutsche Bank Mexico SA
8.00%, 10/31/34 (m)(o)(q)	MXN	39,804	1,221,584
8.00%, 10/31/34 (m)(o)		24,893	763,964

	Principal Amount (000)		U.S. $ Value
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (m) (o)	U.S.	$1,016	$822,922
Recife Funding Ltd.
0.00%, 11/05/29 (m) (o)		2,884	2,786,252
Sheridan Auto Loan Holdings I LLC
10.00%, 3/01/21-9/30/21(m) (o)		2,687	2,264,598
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (m) (o)		6,622	6,033,519

Total Whole Loan Trusts (cost $20,594,852)			17,133,628

GOVERNMENTS - SOVEREIGN AGENCIES - 1.0%
Brazil - 0.7%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (f) (p)		1,431	1,445,310
Petrobras Global Finance BV
5.375%, 1/27/21		5,000	5,032,750

			6,478,060

Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23		716	764,330

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		1,819	1,923,063

Total Governments - Sovereign Agencies (cost $9,071,560)			9,165,453

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Indonesia - 0.7%
Majapahit Holding BV
7.875%, 6/29/37 (f)		4,738	5,776,143

Mexico - 0.2%
Petroleos Mexicanos
5.375%, 3/13/22 (f)		1,603	1,634,179

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (f)		1,070	1,081,145

Total Quasi-Sovereigns (cost $6,628,327)			8,491,467

INFLATION-LINKED SECURITIES - 0.9%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	2,000	1,982,744

Mexico - 0.7%

	Principal Amount (000)		U.S. $ Value
Mexican Udibonos
Series S
4.00%, 6/13/19	MXN	118,161	$5,890,480

Total Inflation-Linked Securities (cost $7,795,404)			7,873,224

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.7%
United States - 0.7%
State of Illinois
Series 2010
7.35%, 7/01/35	U.S.	$3,330	3,607,988
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		2,560	2,994,176

Total Local Governments - Municipal Bonds (cost $5,916,428)			6,602,164

	Shares
COMMON STOCKS - 0.4%
Consumer Discretionary - 0.1%
Media - 0.1%
Ion Media Networks, Inc. - Class A (j)(m)(o)		2,512	557,337

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. (j)		2,859	58,638
Vantage Drilling International (j)(m)		5,303	641,663

			700,301

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment, Inc. (j)(m)(o)		110,385	364,271

Industrials - 0.2%
Consumer Cyclical - Automotive - 0.0%
Exide Corp. (j)(n)		45,970	40,454

Energy Other - 0.2%
Tervita Corp. (j)(m)(o)		245,313	1,979,471

			2,019,925

Total Common Stocks (cost $6,973,977)			3,641,834

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (f)	U.S.	$1,430	1,485,341
Provincia de Cordoba
7.125%, 6/10/21 (f)		493	505,325

Company	Shares	U.S. $ Value
Total Local Governments - Regional Bonds (cost $1,947,617)		$1,990,666

PREFERRED STOCKS - 0.2%
Financial Institutions - 0.1%
Banking - 0.1%
Morgan Stanley 5.85%	44,425	$1,115,956

Industrial - 0.1%
Energy - 0.1%
Berry Petroleum Co. LLC Zero Coupon (m)(o)	62,301	623,010

Total Preferred Stocks (cost $1,733,635)		1,738,966

INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund II (m)(o)(r) (cost $899,963)	6,916	1,164,742

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/AUD
Expiration: Feb 2017, Exercise Price: EUR 1.42 (j)	16,445,000	21,498
EUR/TRY
Expiration: Apr 2017, Exercise Price: EUR 3.65 (j)	8,135,000	8,369
USD/MXN
Expiration: Mar 2017, Exercise Price: $ 19.80 (j)	8,755,000	36,035
USD/MXN
Expiration: Apr 2017, Exercise Price: $ 21.33 (j)	8,865,000	323,298
USD/MXN
Expiration: Apr 2017, Exercise Price: $ 20.63 (j)	8,870,000	186,616
USD/TRY
Expiration: Apr 2017, Exercise Price: $ 3.73 (j)	8,885,000	142,027
USD/ZAR
Expiration: Feb 2017, Exercise Price: $ 13.31 (j)	8,800,000	89,487

		807,330

Options on Indices - 0.0%
S&P 500 Index
Expiration: Mar 2017, Exercise Price: $ 2,150.00 (j)(s)	13,200	122,644

Total Options Purchased - Puts (premiums paid $1,033,567)		929,974

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.0%
Industrial - 0.0%
Basic - 0.0%
Magnetation LLC
12.00%, 12/31/16 (j)(l)(m)(o)(t)	U.S.$	1,788	$232,404

Technology - 0.0%
Avaya Inc.
1/23/18 (u)		112	115,436

Total Bank Loans (cost $1,898,846)			347,840

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1999
7.50%, 11/01/29		21	24,332
Series 1998
8.00%, 6/01/28		15	16,736

Total Mortgage Pass-Throughs (cost $35,481)			41,068

WARRANTS - 0.0%
Flexpath Capital, Inc., expiring 4/15/31 (j)		17,195	0
Flexpath Capital, Inc., expiring 7/05/31 (j)		12	0
SandRidge Energy, Inc., expiring 10/04/22 (j)		2,475	4,950
SandRidge Energy, Inc., expiring 10/04/22 (j)		1,042	3,230

Total Warrants (cost $0)			8,180

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government		5,702,574	5,702,574

Money Market Portfolio - Class AB, 0.41% (v)(w) (cost $5,702,574)
Total Investments - 145.4% (cost $1,304,578,324) (x)			1,298,308,930
Other assets less liabilities - (45.4)%			(405,448,938)

Net Assets - 100.0%			$892,859,992

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,085	March 2017	$235,181,089	$235,224,611	$43,522
U.S. T-Note 5 Yr (CBT) Futures	2,331	March 2017	274,593,977	274,748,415	154,438

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	50	March 2017	$9,176,849	$9,024,618	$152,231
U.S. Long Bond (CBT) Futures	1,225	March 2017	185,987,408	184,783,594	1,203,814
U.S. T-Note 10 Yr (CBT) Futures	1,251	March 2017	155,882,926	155,710,406	172,520

					$1,726,525

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	45,723	USD	6,638	2/24/17	$(11,065)
Australia and New Zealand Banking Group Ltd.	IDR	10,417,952	USD	779	3/14/17	1,365
Australia and New Zealand Banking Group Ltd.	KRW	10,265,146	USD	8,514	3/14/17	(400,926)
Australia and New Zealand Banking Group Ltd.	USD	8,793	KRW	10,234,427	3/14/17	95,964
Australia and New Zealand Banking Group Ltd.	CNY	20,208	USD	2,844	3/31/17	(79,128)
Australia and New Zealand Banking Group Ltd.	NZD	31,103	USD	22,350	4/06/17	(426,378)
Bank of America, NA	RUB	226,307	USD	3,770	2/16/17	12,865
Bank of America, NA	USD	8,640	MXN	190,025	2/16/17	454,318
BNP Paribas SA	USD	278	ARS	4,898	2/03/17	29,691
BNP Paribas SA	ARS	15,959	USD	958	2/13/17	(39,852)
BNP Paribas SA	USD	1,120	ARS	19,737	2/13/17	114,861
BNP Paribas SA	USD	845	ARS	14,969	2/16/17	90,065
BNP Paribas SA	MXN	125,380	USD	5,693	2/17/17	(306,724)
BNP Paribas SA	USD	563	ARS	10,026	2/17/17	62,654
BNP Paribas SA	USD	1,690	ARS	30,416	2/21/17	205,174
BNP Paribas SA	USD	282	ARS	5,126	2/23/17	37,378
BNP Paribas SA	USD	537	ARS	9,826	2/24/17	74,292
BNP Paribas SA	USD	841	ARS	15,645	2/27/17	130,592
BNP Paribas SA	USD	441	ARS	8,276	2/28/17	72,375
BNP Paribas SA	USD	441	ARS	8,386	3/01/17	78,959
BNP Paribas SA	USD	486	ARS	9,473	3/02/17	101,683
BNP Paribas SA	USD	15,128	COP	45,617,074	3/03/17	387,325
Citibank, NA	USD	7,515	INR	509,262	2/14/17	20,782
Citibank, NA	USD	9,367	RUB	566,861	2/16/17	42,606
Citibank, NA	ARS	15,030	USD	932	2/21/17	(4,004)
Citibank, NA	KRW	3,110,580	USD	2,651	3/14/17	(50,440)
Citibank, NA	EUR	8,082	USD	8,715	4/12/17	(37,393)
Citibank, NA	TRY	17,768	USD	4,567	4/28/17	(33,902)
Credit Suisse International	USD	10,012	CAD	13,300	2/03/17	209,179
Credit Suisse International	TRY	34,776	USD	9,834	2/08/17	635,432
Credit Suisse International	USD	4,529	TRY	17,250	2/08/17	34,099
Credit Suisse International	MXN	45,348	USD	2,116	2/17/17	(54,449)
Credit Suisse International	USD	3,872	ZAR	54,856	3/01/17	179,748
Credit Suisse International	USD	4,617	SGD	6,602	3/14/17	69,153
Credit Suisse International	EUR	262	TRY	1,096	4/13/17	842
Credit Suisse International	TRY	10,546	EUR	2,497	4/13/17	(36,720)
Credit Suisse International	USD	4,391	MXN	94,755	4/27/17	98,485
Credit Suisse International	USD	4,567	TRY	17,768	4/28/17	33,951
Goldman Sachs Bank USA	BRL	30,185	USD	9,290	2/02/17	(288,959)
Goldman Sachs Bank USA	USD	9,653	BRL	30,185	2/02/17	(73,828)
Goldman Sachs Bank USA	USD	6,717	IDR	90,429,067	3/14/17	32,088
Goldman Sachs Bank USA	CNY	10,032	USD	1,426	3/31/17	(24,729)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	6,617	USD	2,063	4/04/17	$(3,733)
Goldman Sachs Bank USA	EUR	2,235	TRY	9,278	4/13/17	(8,625)
Goldman Sachs Bank USA	TRY	16,121	EUR	4,265	4/13/17	428,625
Goldman Sachs Bank USA	MXN	94,728	USD	4,259	4/24/17	(231,097)
HSBC Bank USA	CAD	28,007	USD	20,972	2/03/17	(551,846)
HSBC Bank USA	SGD	6,601	USD	4,628	3/14/17	(56,995)
HSBC Bank USA	BRL	10,187	USD	3,170	4/04/17	(12,072)
JPMorgan Chase Bank, NA	CAD	4,326	USD	3,247	2/03/17	(77,293)
JPMorgan Chase Bank, NA	USD	13,086	CAD	17,397	2/03/17	283,330
JPMorgan Chase Bank, NA	MXN	273,204	USD	12,733	2/17/17	(340,061)
JPMorgan Chase Bank, NA	ZAR	54,856	USD	3,872	3/01/17	(179,732)
JPMorgan Chase Bank, NA	CNY	40,413	USD	5,686	3/31/17	(160,185)
JPMorgan Chase Bank, NA	AUD	14,541	USD	10,951	4/06/17	(60,686)
JPMorgan Chase Bank, NA	USD	3,789	NZD	5,280	4/06/17	77,361
JPMorgan Chase Bank, NA	CNY	10,768	USD	1,549	4/18/17	(4,963)
JPMorgan Chase Bank, NA	MXN	94,755	USD	4,391	4/27/17	(98,485)
Morgan Stanley & Co., Inc.	BRL	31,044	USD	9,928	2/02/17	75,929
Morgan Stanley & Co., Inc.	USD	9,381	BRL	31,044	2/02/17	471,251
Morgan Stanley & Co., Inc.	CAD	2,456	USD	1,881	2/03/17	(7,241)
Morgan Stanley & Co., Inc.	MXN	88,600	USD	4,299	3/13/17	73,898
Morgan Stanley & Co., Inc.	ZAR	112,419	USD	8,269	3/27/17	5,002
Nomura Global Financial Products, Inc.	CNY	18,156	USD	2,594	2/14/17	(50,250)
Nomura Global Financial Products, Inc.	USD	1,549	CNY	10,768	4/18/17	4,963
Royal Bank of Scotland PLC	USD	3,774	MXN	79,509	2/17/17	30,771
Standard Chartered Bank	BRL	859	USD	269	2/02/17	(3,705)
Standard Chartered Bank	USD	275	BRL	859	2/02/17	(2,102)
Standard Chartered Bank	USD	14,780	TRY	51,087	2/08/17	(1,266,876)
Standard Chartered Bank	INR	506,172	USD	7,417	2/14/17	(72,641)
Standard Chartered Bank	TWD	552,487	USD	17,337	3/10/17	(425,614)
Standard Chartered Bank	USD	4,740	TWD	151,476	3/10/17	129,814
Standard Chartered Bank	IDR	11,172,646	USD	835	3/14/17	1,122
Standard Chartered Bank	CNY	52,049	USD	7,400	3/31/17	(129,118)
Standard Chartered Bank	USD	265	BRL	859	4/04/17	3,761
State Street Bank & Trust Co.	MXN	7,223	USD	330	2/17/17	(16,080)
State Street Bank & Trust Co.	USD	35	MXN	767	2/17/17	1,484
State Street Bank & Trust Co.	NOK	11,775	USD	1,406	2/23/17	(22,051)
State Street Bank & Trust Co.	SEK	5,077	USD	557	2/23/17	(23,686)
State Street Bank & Trust Co.	CHF	17,509	USD	17,608	4/07/17	(152,916)
UBS AG	GBP	1,107	USD	1,365	3/09/17	(28,366)
UBS AG	TWD	84,751	USD	2,646	3/10/17	(78,429)
UBS AG	IDR	8,855,166	USD	652	3/14/17	(8,473)

						$(1,048,581)

PUT OPTIONS WRITTEN

Description	Contracts (000)	Exercise Price	Expiration Date	Premiums Received	U.S. $ Value
S&P 500 Index (s)	26,400	$2,000.00	3/17/17	$134,640	$(64,637)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 27, 5 Year Index RTR	Goldman Sachs International	Sell	106.00%	Feb, 2017	$8,885	$37,761	$(34,309)
Put - CDX-NAHY Series 27, 5 Year Index RTP	Goldman Sachs International	Sell	105.50	Feb, 2017	8,885	36,873	(18,593)

						$74,634	$(52,902)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.30%	3/20/17	$22,500	$115,312	$(33,389)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.31	3/20/17	22,500	115,313	(32,741)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.24	3/29/17	17,700	87,084	(42,878)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.25	4/27/17	13,850	66,134	(54,901)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.24	5/01/17	13,850	64,749	(60,172)

						$448,592	$(224,081)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Month	Contracts (000)	Premiums Received	U.S. $ Value
Call - EUR vs. SEK (s)	EUR	9.65	February 2017	8,200	$32,325	$(1,469)
Call - EUR vs. TRY (s)	EUR	4.50	April 2017	8,135	129,218	(64,098)
Call - USD vs. BRL (s)	USD	3.30	February 2017	4,430	26,819	(14,805)
Call - USD vs. BRL (s)	USD	3.40	February 2017	4,430	28,241	(5,338)
Call - USD vs. CNH (s)	USD	7.21	March 2017	8,660	46,850	(12,713)
Call - USD vs. CNH (s)	USD	7.33	March 2017	8,640	59,616	(7,404)
Call - USD vs. CNH (s)	USD	7.14	April 2017	8,850	47,436	(28,249)
Call - USD vs. MXN (s)	USD	21.80	March 2017	8,755	98,634	(74,050)
Call - USD vs. MXN (s)	USD	23.50	April 2017	8,865	131,291	(37,703)
Call - USD vs. MXN (s)	USD	22.88	April 2017	8,870	112,055	(70,641)
Call - USD vs. TRY (s)	USD	4.16	April 2017	8,885	121,911	(96,962)
Call - USD vs. ZAR (s)	USD	15.36	February 2017	8,800	125,664	(5,553)
Put - EUR vs. AUD (s)	EUR	1.42	February 2017	8,265	29,259	(10,805)
Put - EUR vs. AUD (s)	EUR	1.42	February 2017	16,445	67,747	(21,498)
Put - EUR vs. AUD (s)	EUR	1.39	April 2017	16,549	105,308	(90,431)
Put - EUR vs. GBP (s)	EUR	0.84	February 2017	8,190	35,974	(4,836)
Put - EUR vs. GBP (s)	EUR	0.85	February 2017	8,370	38,934	(31,262)
Put - EUR vs. GBP (s)	EUR	0.86	February 2017	8,320	42,794	(62,897)

					$1,280,076	$(640,714)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)%	3.53%		$8,650	$(585,775)	$(70,532)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.53		40,330	(2,731,137)	(724,326)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01	EUR	896	90,023	2,440
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		1,359	136,536	5,253
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		737	74,030	1,255
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		738	74,131	1,069
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		1,034	103,863	2,707
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		1,182	118,768	499
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		1,773	178,151	1,090
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		1,477	148,344	(1,333)
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		4,430	444,983	11,707
iTraxx-Xover Series 26, 5 Year Index, 12/20/21*	5.00	3.01		2,954	296,745	(1,556)

					$(1,651,338)	$(771,727)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	MXN	118,526	12/11/18	4 Week TIIE	6.775%	$(43,781)
Citigroup Global Markets, Inc./(CME Group)		149,560	12/12/18	4 Week TIIE	6.840%	(47,208)
Citigroup Global Markets, Inc./(CME Group)		99,700	12/13/18	4 Week TIIE	6.845%	(31,199)
Citigroup Global Markets, Inc./(CME Group)		35,590	12/17/18	4 Week TIIE	7.035%	(5,353)
Citigroup Global Markets, Inc./(CME Group)	CAD	94,840	12/08/21	3 Month CDOR	1.385%	(200,275)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$30,755	2/10/25	2.034%	3 Month LIBOR	$303,695
Citigroup Global Markets, Inc./(CME Group)		6,010	6/09/25	2.491%	3 Month LIBOR	(107,109)
Citigroup Global Markets, Inc./(CME Group)	MXN	29,913	12/01/26	7.700%	4 Week TIIE	13,753
Citigroup Global Markets, Inc./(CME Group)		38,040	12/02/26	7.762%	4 Week TIIE	10,284
Citigroup Global Markets, Inc./(CME Group)		25,330	12/03/26	7.760%	4 Week TIIE	7,058
Citigroup Global Markets, Inc./(CME Group)		8,910	12/07/26	7.830%	4 Week TIIE	429
Citigroup Global Markets, Inc./(CME Group)		$10,000	1/11/27	2.285%	3 Month LIBOR	83,511
Citigroup Global Markets, Inc./(CME Group)	CAD	20,130	12/08/46	2.331%	3 Month CDOR	392,653
Citigroup Global Markets, Inc./(LCH Group)		$46,860	4/02/24	2.851%	3 Month LIBOR	(2,512,780)

						$(2,136,322)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	8.01%	$5,000	$(668,638)	$(133,158)	$(535,480)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	4,000	(534,912)	49,807	(584,719)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	660	(40,601)	(9,253)	(31,348)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	6,500	(869,231)	(1,027,433)	158,202
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	5,000	(668,639)	(751,090)	82,451

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	8.01%	$5,000	$(668,639)	$(133,158)	$(535,481)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	333	(20,485)	(23,548)	3,063
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	2,000	(123,033)	(28,033)	(95,000)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	2,000	(123,033)	(28,033)	(95,000)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	4,400	(270,673)	(51,473)	(219,200)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	547	(33,650)	(41,143)	7,493

				$(4,021,534)	$(2,176,515)	$(1,845,019)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays SPAB2 Strategy Index	15,081	LIBOR Plus 0.60%	$4,365	2/17/17	$8,864

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Notional Amount (000)			Market Value		Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
S&P 500 Index 2/3/17*	9.15%		$1		$9,531		$	– 0	–	$9,531
Goldman Sachs International
Hong Kong Hang Seng Index 2/17/17*	14.20	HKD	4		29,333			– 0	–	29,333
iShares Russell 2000 ETF 2/3/17*	14.75	$	– 0	–**	(23,953)			– 0	–	(23,953)
Nikkei 225 Index 2/28/17*	18.85	JPY	17		– 0	–		– 0	–	– 0	–
S&P/ASX 200 Index 2/28/17*	13.20	AUD	1		– 0	–		– 0	–	– 0	–
HSBC Bank USA
Nikkei 225 Index 2/17/17*	19.50	JPY	25		7,540			– 0	–	7,540

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Notional Amount (000)			Market Value		Upfront Premiums(Paid) Received			Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 2/16/17*	13.25	AUD	1		$22,045		$	– 0	–	$22,045
Morgan Stanley & Co. International PLC
Euro STOXX 50 Index 2/17/17*	15.70	EUR	1		25,381			– 0	–	25,381
Euro STOXX 50 Index 2/28/17*	16.13		– 0	–**	– 0	–		– 0	–	– 0	–
Powershares QQQ Trust Series 1 2/3/17*	10.90		$1		2,529			– 0	–	2,529

					$72,406		$	– 0	–	$72,406

*	Termination date

** Notional amount less than $500.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2017
Barclays Capital, Inc.	(0.50)%*	11/14/17	$1,906,468
Credit Suisse Securities (USA) LLC	0.00%	10/21/18	1,071,338
HSBC Bank USA	0.63%	11/02/18	253,400,745
HSBC Bank USA	0.63%	11/05/18	16,840,236
JP Morgan Chase Bank	0.66%	1/12/18	31,003,094
JP Morgan Chase Bank	0.66%	1/30/18	22,140,812
JP Morgan Chase Bank	0.66%	9/08/18	53,587,931
JP Morgan Chase Bank	0.66%	9/10/18	52,327,039

			$432,277,663

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days			31-90 Days			Greater than 90 Days	Total
Corporates - Non-Investment Grade	$	– 0	–		$–0	–	$	– 0	–	$2,977,806	$2,977,806
Governments - Treasuries		– 0	–		– 0	–		– 0	–	429,299,857	429,299,857

Total	$	– 0	–	$	– 0	–	$	– 0	–	$432,277,663	$432,277,663

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.13% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.271%, 4/25/26	4/29/16	$3,017,572	$3,030,456	0.34%
Creditcorp
12.00%, 7/15/18	6/28/13	1,195,104	959,200	0.11%
Exide Technologies
7.00%, 4/30/25	11/10/16	97,967	109,108	0.01%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	1,952,254	363,155	0.04%
iPayment, Inc.
9.50%, 12/15/19	12/29/14	1,849,778	1,941,770	0.22%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.021%, 11/25/24	11/06/15	1,854,429	1,945,202	0.22%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	861,788	141	0.00%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	72,080	69,300	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,510,949	355,350	0.04%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	195,000	0.02%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14	916,308	126,412	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.021%, 11/25/25	9/06/16	948,609	985,938	0.11%

(e)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $195,709,893 or 21.9% of net assets.

(g)	IO - Interest Only.
(h)	Inverse interest only security.
(i)	Defaulted.
(j)	Non-income producing security.
(k)	Convertible security.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2017.
(m)	Illiquid security.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Corp.	4/30/15	$87,194	$40,454	0.00%
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15	2,797,186	2,293,963	0.26%

(o)	Fair valued by the Adviser.
(p)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(q)	Variable rate coupon, rate shown as of January 31, 2017.
(r)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.

(s)	One contract relates to 1 share.
(t)	Defaulted matured security.
(u)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(v)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(x)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,130,467 and gross unrealized depreciation of investments was $(40,399,861), resulting in net unrealized depreciation of $(6,269,394).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
REMICs	-	Real Estate Mortgage Investment Conduits
RTP	-	Right To Pay
RTR	-	Right To Receive
TIIE	-	Banco de México Equilibrium Interbank Interest Rate

COUNTRY BREAKDOWN*

January 31, 2017 (unaudited)

85.1%	United States
3.1%	Brazil
1.8%	Mexico
1.2%	South Africa
0.9%	United Kingdom
0.9%	Argentina
0.9%	Canada
0.8%	Turkey
0.7%	France
0.6%	Indonesia
0.6%	Russia
0.4%	Luxembourg
0.4%	Egypt
2.2%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Angola, Barbados, Cayman Islands, Colombia, Dominican Republic, Ecuador, Germany, Guatemala, India, Italy, Ivory Coast, Jamaica, Kenya, Netherlands, Nigeria, Norway, Peru, Switzerland and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$787,707,310		$	– 0	–	$787,707,310
Collateralized Mortgage Obligations		– 0	–	107,564,239			– 0	–	107,564,239
Corporates - Non-Investment Grade		– 0	–	102,375,637			4,454,686	(a)	106,830,323
Commercial Mortgage-Backed Securities		– 0	–	279			49,480,113		49,480,392
Corporates - Investment Grade		– 0	–	49,272,646			– 0	–	49,272,646
Agencies		– 0	–	37,049,772			– 0	–	37,049,772
Emerging Markets - Sovereigns		– 0	–	31,865,118			– 0	–	31,865,118
Asset-Backed Securities		– 0	–	16,034,008			7,775,105		23,809,113
Emerging Markets - Treasuries		– 0	–	21,940,092			– 0	–	21,940,092
Emerging Markets - Corporate Bonds		– 0	–	17,699,165			258,980		17,958,145
Whole Loan Trusts		– 0	–	– 0	–		17,133,628		17,133,628
Governments - Sovereign Agencies		– 0	–	9,165,453			– 0	–	9,165,453
Quasi-Sovereigns		– 0	–	8,491,467			– 0	–	8,491,467
Inflation-Linked Securities		– 0	–	7,873,224			– 0	–	7,873,224
Local Governments - Municipal Bonds		– 0	–	6,602,164			– 0	–	6,602,164
Common Stocks		58,638		641,663			2,941,533		3,641,834
Local Governments - Regional Bonds		– 0	–	1,990,666			– 0	–	1,990,666
Preferred Stocks		1,115,956		– 0	–		623,010		1,738,966
Options Purchased - Puts		– 0	–	929,974			– 0	–	929,974
Bank Loans		– 0	–	115,436			232,404		347,840
Mortgage Pass-Throughs		– 0	–	41,068			– 0	–	41,068
Warrants		8,180		– 0	–		0	(a)	8,180
Short-Term Investments		5,702,574		– 0	–		– 0	–	5,702,574
Investments valued at NAV(b)									1,164,742

Total Investments in Securities		6,885,348		1,207,359,381			82,899,459		1,298,308,930

Other Financial Instruments(c):
Assets:
Futures		1,726,525		– 0	–		– 0	–	1,726,525
Forward Currency Exchange Contracts		– 0	–	4,893,237			– 0	–	4,893,237
Centrally Cleared Credit Default Swaps		– 0	–	26,020			– 0	–	26,020
Centrally Cleared Interest Rate Swaps		– 0	–	811,383			– 0	–	811,383
Credit Default Swaps		– 0	–	251,209			– 0	–	251,209
Total Return Swaps		– 0	–	8,864			– 0	–	8,864
Variance Swaps		– 0	–	96,359			– 0	–	96,359
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(5,941,818)			– 0	–	(5,941,818)
Put Options Written		– 0	–	(64,637)			– 0	–	(64,637)
Credit Default Swaptions Written		– 0	–	(52,902)			– 0	–	(52,902)
Interest Rate Swaptions		– 0	–	(224,081)			– 0	–	(224,081)
Currency Options Written		– 0	–	(640,714)			– 0	–	(640,714)
Centrally Cleared Credit Default Swaps		– 0	–	(797,747)			– 0	–	(797,747)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,947,705)			– 0	–	(2,947,705)
Credit Default Swaps		– 0	–	(2,096,228)			– 0	–	(2,096,228)
Variance Swaps		– 0	–	(23,953)			– 0	–	(23,953)

Total(d)		$8,611,873		$1,200,656,668			$82,899,459		$1,293,332,742

(a)	The Fund held securities with zero market value at period end.

(b)	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments with a fair value of $1,164,742 have not been categorized in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Corporates - Non- Investment Grade(a)		Commercial Mortgage-Backed Securities
Balance as of 10/31/16		$3,977,389		$4,215,547		$48,863,351
Accrued discounts/(premiums)		– 0	–	125,127		34,060
Realized gain (loss)		– 0	–	– 0	–	(27,992)
Change in unrealized appreciation/depreciation		(4,057)		(167,249)		309,864
Purchases/Payups		– 0	–	281,261		755,000
Sales/Paydowns		(927,470)		– 0	–	(454,170)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(3,045,862)		– 0	–	– 0	–

Balance as of 1/31/17	$	– 0	–	$4,454,686		$49,480,113

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$	– 0	–	$(167,249)		$309,864

	Asset-Backed Securities			Emerging Markets - Corporate Bonds		Whole Loan Trusts
Balance as of 10/31/16		$3,522,021		$447,328		$20,704,736
Accrued discounts/(premiums)		611		(461)		17,724
Realized gain (loss)		– 0	–	– 0	–	(707,656)
Change in unrealized appreciation/depreciation		37,509		(187,887)		(1,111,338)
Purchases/Payups		4,277,564		– 0	–	(17,410)
Sales/Paydowns		(62,600)		– 0	–	(1,752,428)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/17		$7,775,105		$258,980		$17,133,628

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17		$37,509		$(187,887)		$(1,111,338)

	Common Stocks			Preferred Stocks			Bank Loans
Balance as of 10/31/16		$1,428,957		$	– 0	–	$227,922
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		104,759			– 0	–	(29,999)
Purchases/Payups		2,738,135			623,010		34,481
Sales/Paydowns		(1,330,318)			– 0	–	– 0	–
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 1/31/17		$2,941,533			$623,010		$232,404

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17		$104,759		$	– 0	–	$(29,999)

	Warrants(a)			Total
Balance as of 10/31/16	$	– 0	–		$83,387,251
Accrued discounts/(premiums)		– 0	–		177,061
Realized gain (loss)		– 0	–		(735,648)
Change in unrealized appreciation/depreciation		– 0	–		(1,048,398)
Purchases/Payups		– 0	–		8,692,041
Sales/Paydowns		– 0	–		(4,526,986)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(3,045,862)

Balance as of 1/31/17	$	– 0	–		$82,899,459	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$	– 0	–		$(1,044,341)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2017. Securities priced i) by third party vendors, or ii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/17			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$	– 0	–	Qualitative Assessment		$	– 0	–
		$1,646,368		Dicounted Cashflow	Clean Debt Value Convertible Feature Value		55.6 5.70	% %
Whole Loan Trusts		$2,786,252		Market- Approach	Underlying NAV of the collateral		$96.62
		$662,553		Recovery Analysis	Cumulative Loss		<35.00%
		$1,602,045		Recovery Analysis	Cumulative Loss		<30.00%

		$5,050,850

Common Stocks		$364,271		Market- Approach	EBITDA* Projection EBITDA* Multiples		$94MM 8.5X
		$557,337		Market- Approach	EBITDA* Projection EBITDA* Multiples		$242.0MM 8.7X
		$40,454		Market- Approach	Concluded Mark Range		$1.38 - $0.37 / $0.88
		$1,979,471		Market- Approach	Last Traded Price	CAD	10.50

		$2,941,533

Bank Loans		$227,922		Recovery Analysis	Liquidation / New Financing Probability And Assigned Discounted Market Values		85% Probability of Liquidation, Using a Value of
							$10
							$15% Probability of New Financing, Using a Value of 30
Warrants	$	– 0	–	Qualitative Assessment		$	– 0	–

*Earnings	before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rate, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended January 31, 2017 is as follows:

Market Value October 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value January 31, 2017(000)	Dividend Income (000)
$12,471	$112,508	$119,276	$5,703	$6

AB Bond Fund, Inc.

Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.9%
Industrial - 14.3%
Basic - 1.0%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	66	$69,359
Eastman Chemical Co.
3.80%, 3/15/25		220	223,329
Glencore Funding LLC
4.125%, 5/30/23 (a)		516	528,952
International Paper Co.
4.75%, 2/15/22		172	186,508
Minsur SA
6.25%, 2/07/24 (a)		335	356,834
Mosaic Co. (The)
5.625%, 11/15/43		244	244,297
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,607	1,548,746
Vale Overseas Ltd.
6.875%, 11/21/36		495	514,305

			3,672,330

Capital Goods - 0.3%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	543,170
General Electric Co. Series D
5.00%, 1/21/21 (b)		187	194,480
Yamana Gold, Inc.
4.95%, 7/15/24		339	338,152

			1,075,802

Communications - Media - 1.6%
21st Century Fox America, Inc.
6.55%, 3/15/33		142	171,422
CBS Corp.
5.75%, 4/15/20		710	783,130
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		740	778,117
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	220,826
Discovery Communications LLC
3.45%, 3/15/25		277	263,254
S&P Global, Inc.
4.40%, 2/15/26		584	612,217
TCI Communications, Inc.
7.875%, 2/15/26		670	903,679
Time Warner Cable LLC
4.50%, 9/15/42		230	206,632
5.00%, 2/01/20		740	787,196
Time Warner, Inc.
4.70%, 1/15/21		600	642,878

	Principal Amount (000)		U.S. $ Value
Viacom, Inc.
5.625%, 9/15/19	U.S.$	240	$257,998

			5,627,349

Communications - Telecommunications - 2.4%
American Tower Corp.
5.05%, 9/01/20		1,185	1,276,299
AT&T, Inc.
3.40%, 5/15/25		1,610	1,540,107
3.80%, 3/15/22		252	257,670
4.125%, 2/17/26		1,161	1,163,322
4.60%, 2/15/21		565	599,621
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	107,973
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	400	399,520
Telefonica Emisiones SAU
5.462%, 2/16/21		520	567,488
Verizon Communications, Inc.
2.625%, 8/15/26		988	896,210
3.50%, 11/01/24		2,015	2,001,616

			8,809,826

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	590,098
5.875%, 8/02/21		1,291	1,436,072
General Motors Co.
3.50%, 10/02/18		340	347,294
General Motors Financial Co., Inc.
3.10%, 1/15/19		560	567,851
3.25%, 5/15/18		43	43,600
4.00%, 1/15/25		106	104,656
4.30%, 7/13/25		135	134,526

			3,224,097

Consumer Cyclical - Retailers - 0.4%
CVS Health Corp.
3.875%, 7/20/25		589	604,535
Kohl’s Corp.
5.55%, 7/17/45		445	378,109
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		590	596,652

			1,579,296

Consumer Non-Cyclical - 2.2%
AbbVie, Inc.
3.60%, 5/14/25		1,057	1,040,249
Agilent Technologies, Inc.
5.00%, 7/15/20		217	234,723
AstraZeneca PLC
6.45%, 9/15/37		235	304,047
Bayer US Finance LLC
3.375%, 10/08/24 (a)		321	320,583

	Principal Amount (000)		U.S. $ Value
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.	$ 180	$184,501
Biogen, Inc.
4.05%, 9/15/25		683	700,529
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	6,854
Celgene Corp.
3.875%, 8/15/25		1,310	1,325,338
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	532,048
Laboratory Corp. of America Holdings
3.60%, 2/01/25		265	262,124
Mylan NV
3.95%, 6/15/26		225	212,982
Newell Brands, Inc.
3.85%, 4/01/23		256	263,903
PepsiCo, Inc.
4.45%, 4/14/46		440	468,824
Reynolds American, Inc.
5.85%, 8/15/45		202	234,704
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		680	636,022
3.15%, 10/01/26		452	409,762
Tyson Foods, Inc.
2.65%, 8/15/19		164	166,205
3.95%, 8/15/24		541	549,938

			7,853,336

Energy - 3.6%
Encana Corp.
3.90%, 11/15/21		415	423,953
Energy Transfer Partners LP
6.70%, 7/01/18		411	437,425
7.50%, 7/01/38		772	929,291
EnLink Midstream Partners LP
5.05%, 4/01/45		562	516,752
Enterprise Products Operating LLC
3.70%, 2/15/26		735	738,299
5.20%, 9/01/20		235	256,663
Halliburton Co.
5.00%, 11/15/45		825	883,354
Hess Corp.
4.30%, 4/01/27		648	649,076
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		849	878,742
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		721	753,445
Noble Energy, Inc.
3.90%, 11/15/24		463	469,582
8.25%, 3/01/19		1,232	1,379,797
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	571,729
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	139,946
5.75%, 9/01/20		420	457,576

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)	U.S	.$ 482	$505,498
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		845	877,569
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	762,442
Valero Energy Corp.
6.125%, 2/01/20		770	852,868
Williams Partners LP
4.125%, 11/15/20		403	421,336

			12,905,343

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		232	238,782

Technology - 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)		181	181,229
3.875%, 1/15/27 (a)		395	391,988
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (a)		865	929,152
6.02%, 6/15/26 (a)		145	156,554
Fidelity National Information Services, Inc.
3.50%, 4/15/23		241	245,397
5.00%, 10/15/25		3	3,261
HP, Inc.
4.65%, 12/09/21		266	283,916
KLA-Tencor Corp.
4.65%, 11/01/24		614	649,995
Lam Research Corp.
2.80%, 6/15/21		269	268,916
Micron Technology, Inc.
7.50%, 9/15/23 (a)		224	248,640
Motorola Solutions, Inc.
3.50%, 3/01/23		400	395,332
7.50%, 5/15/25		228	267,811
Oracle Corp.
4.125%, 5/15/45		510	498,300
Seagate HDD Cayman
4.75%, 1/01/25		336	326,340
Total System Services, Inc.
2.375%, 6/01/18		344	345,793
3.75%, 6/01/23		350	352,793
Western Digital Corp.
7.375%, 4/01/23 (a)		508	558,800

			6,104,217

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		545	541,946

			51,632,324

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 7.7%
Banking - 6.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	200	$203,653
Bank of America Corp.
3.824%, 1/20/28		905	899,016
Series L
2.60%, 1/15/19		1,053	1,063,029
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	333	440,213
Barclays PLC
3.65%, 3/16/25	U.S.$	389	374,565
3.684%, 1/10/23		735	735,856
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	345	356,371
3.80%, 1/10/24 (a)	U.S.$	347	347,569
BPCE SA
5.70%, 10/22/23 (a)		230	245,667
Citigroup, Inc.
3.70%, 1/12/26		1,000	995,241
Compass Bank
5.50%, 4/01/20		1,339	1,413,878
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,404,318
Credit Agricole SA
4.375%, 3/17/25 (a)		369	364,482
Credit Agricole SA/London
4.125%, 1/10/27 (a)		387	385,249
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		600	599,816
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		710	690,592
3.75%, 5/22/25		254	255,078
3.85%, 7/08/24		905	923,708
Series D
6.00%, 6/15/20		1,282	1,421,666
JPMorgan Chase & Co.
3.782%, 2/01/28		593	595,972
Lloyds Banking Group PLC
3.75%, 1/11/27		920	904,384
4.65%, 3/24/26		366	370,124
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		234	238,523
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	854,921
Morgan Stanley
5.625%, 9/23/19		478	517,811
Series G
5.50%, 7/24/20		590	644,458
Murray Street Investment Trust I
4.647%, 3/09/17		125	125,309
Nationwide Building Society
4.00%, 9/14/26 (a)		950	905,985
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	300	326,877
5.179%, 11/19/25		600	606,927

	Principal Amount (000)		U.S. $ Value
Santander UK PLC
5.00%, 11/07/23 (a)	U.S.	$ 500	$516,968
Societe Generale SA
4.25%, 8/19/26 (a)		375	362,671
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		515	514,386
UBS AG/Stamford CT
7.625%, 8/17/22		620	704,940
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		436	438,939
Wells Fargo & Co.
3.069%, 1/24/23		712	711,259

			22,460,421

Finance - 0.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		320	324,800
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		402	464,034
International Lease Finance Corp.
5.875%, 4/01/19		245	261,334

			1,050,168

Insurance - 1.1%
American International Group, Inc.
8.175%, 5/15/58		940	1,203,200
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	746,091
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	120,272
Lincoln National Corp.
8.75%, 7/01/19		111	127,678
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	870,255
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	380,989
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		538	539,345

			3,987,830

			27,498,419

Utility - 0.9%
Electric - 0.9%
CMS Energy Corp.
5.05%, 3/15/22		440	482,028
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	281,880
Dominion Resources, Inc./VA
4.70%, 12/01/44		750	768,633
Entergy Corp.
4.00%, 7/15/22		582	609,097

	Principal Amount (000)			U.S. $ Value
Exelon Corp.
5.10%, 6/15/45	U.S.$	320		$343,459
Exelon Generation Co. LLC
4.25%, 6/15/22		337		350,251
TECO Finance, Inc.
5.15%, 3/15/20		380		406,928

				3,242,276

Total Corporates - Investment Grade (cost $81,905,876)				82,373,019

MORTGAGE PASS-THROUGHS - 15.6%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.555% (LIBOR 12 Month + 2.00%), 1/01/37 (c)		40		41,997

Agency Fixed Rate 15-Year - 1.8%
Federal National Mortgage Association
2.50%, 5/01/22-1/01/32		4,812		4,821,120
2.50%, 2/01/32, TBA		1,770		1,770,415

				6,591,535

Agency Fixed Rate 30-Year - 13.8%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/46		889		932,962
Series 2005
5.50%, 1/01/35		288		321,890
Series 2007
5.50%, 7/01/35		40		44,196
Federal National Mortgage Association
4.00%, 12/01/43-11/01/46		11,163		11,748,790
3.50%, 2/01/45-9/01/46		11,749		12,019,879
Series 2003
5.50%, 4/01/33-7/01/33		281		314,356
Series 2004
5.50%, 4/01/34-11/01/34		160		179,113
Series 2005
5.50%, 2/01/35		119		132,553
Series 2007
5.50%, 8/01/37		521		581,605
4.50%, 2/25/47, TBA		13,197		14,191,930
5.50%, 1/01/35		762		850,984
Government National Mortgage Association
3.00%, 4/20/46-5/20/46		1,440		1,453,581
3.50%, 2/01/47, TBA		6,440		6,672,444
Series 1990
9.00%, 12/15/19		0	**	9
Series 1999
8.15%, 9/15/20		30		32,031

				49,476,323

Total Mortgage Pass-Throughs (cost $56,619,453)				56,109,855

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 13.0%
Autos - Fixed Rate - 8.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S	.$ 824	$825,160
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,226	1,226,921
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		755	753,998
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		22	21,505
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,005,891
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		418	416,988
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,179	1,178,681
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		470	469,906
Series 2015-2, Class A3
1.31%, 8/15/19		401	400,361
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		220	220,398
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		497	497,349
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		822	824,964
Series 2016-AA, Class A3
1.77%, 10/15/20 (a)		913	914,526
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		157	157,037
Series 2014-B, Class A
1.11%, 11/15/18 (a)		44	44,232
Series 2016-C, Class E
8.39%, 9/15/23 (a)		600	613,271
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (a)		550	549,278
Drive Auto Receivables Trust
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)		189	189,483
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)		547	546,131
Enterprise Fleet Financing LLC
Series 2014-1, Class A2

	Principal Amount (000)		U.S. $ Value
0.87%, 9/20/19 (a)	U.S.$	8	$8,027
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		558	557,272
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		270	282,559
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		349	347,815
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		350	342,621
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		721	721,429
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		553	551,739
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	375,656
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		565	563,935
Series 2016-4, Class E
6.44%, 1/16/24(a)		565	552,879
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		211	210,589
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	325,059
Ford Credit Floorplan Master Owner Trust A
Series 2014-1, Class A1
1.20%, 2/15/19		993	993,013
Series 2015-2, Class A1
1.98%, 1/15/22		906	910,964
Series 2016-1, Class A1
1.76%, 2/15/21		682	680,716
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,080	1,082,812
Series 2015-3, Class A3
1.69%, 3/20/19		1,155	1,156,369
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		575	574,315
Series 2016-1, Class A1
1.96%, 5/17/21(a)		860	858,020
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		494	494,289
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,350,734
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		678	672,895

	Principal Amount (000)		U.S. $ Value
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	U.S.$	539	$539,389
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		622	622,474
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		939	939,595
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)		894	901,628
Series 2016-3, Class A2
1.34%, 11/15/19		675	673,983
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		177	177,106
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		483	483,308
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		950	948,683

			30,755,953

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		400	400,169
Barclays Dryrock Issuance Trust
Series 2015-2, Class A
1.56%, 3/15/21		703	702,503
Series 2015-4, Class A
1.72%, 8/16/21		630	629,957
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,101	1,095,341
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,059,783
Series 2015-3, Class A
1.74%, 9/15/21		859	859,854
Series 2016-1, Class A
2.04%, 3/15/22		544	545,210
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		570	570,578
Series 2016-B, Class A
1.44%, 6/15/22		416	414,831

			6,278,226

Other ABS - Fixed Rate - 1.4%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		230	230,295

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	U.S.$	616	$617,510
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		339	339,137
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		116	116,180
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		498	497,695
SBA Tower Trust
3.156%, 10/15/20 (a)		688	688,860
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		629	627,016
Series 2016-3, Class A
3.05%, 12/26/25 (a)		704	702,307
Series 2017-1, Class A
3.28%, 1/26/26 (a)		540	541,181
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		515	516,675

			4,876,856

Autos - Floating Rate - 0.9%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.268% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		997	997,638
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.313% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(c)		116	115,611
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.127% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)		340	339,760
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.157% (LIBOR 1 Month + 0.38%), 7/20/19 (c)		537	537,064
Series 2015-1, Class A
1.277% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		1,073	1,074,593

			3,064,666

Credit Cards - Floating Rate - 0.5%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.117% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		964	965,416

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.248% (LIBOR 1 Month + 0.48%), 2/15/22 (c)	U.S.$	681	$682,345

			1,647,761

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		85	86,097
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		18	0

			86,097

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
1.896% (LIBOR 1 Month + 1.13%), 12/25/32 (c)		42	40,922

Total Asset-Backed Securities (cost $46,737,344)			46,750,481

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.7%
Non-Agency Fixed Rate CMBS - 9.1%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		411	417,572
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		56	56,032
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		890	898,829
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,340,051
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.876%, 9/10/45 (a)		633	599,003
Series 2013-GC17, Class D
5.104%, 11/10/46 (a)		565	521,447
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,222,142
Series 2016-C1, Class A4
3.209%, 5/10/49		1,359	1,357,212
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.764%, 5/15/46		498	502,185
Commercial Mortgage Trust

	Principal Amount (000)		U.S. $ Value
Series 2007-GG9, Class AM
5.475%, 3/10/39	U.S.$	126	$126,115
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		442	434,501
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,088,719
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	717,731
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.67%, 6/15/39		437	440,659
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		573	596,098
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.685%, 11/10/46 (a)		363	380,635
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,204	1,221,693
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.797%, 8/10/45		310	310,490
Series 2012-GC6, Class D
5.652%, 1/10/45 (a)		948	933,145
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	762,702
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		273	272,333
Series 2006-LDP9, Class AM
5.372%, 5/15/47		241	241,116
Series 2007-CB19, Class AM
5.734%, 2/12/49		470	473,293
Series 2007-LD12, Class AM
6.044%, 2/15/51		795	810,905
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		444	443,237
Series 2011-C5, Class D
5.408%, 8/15/46 (a)		262	269,319
Series 2012-C6, Class D
5.156%, 5/15/45		690	724,178
Series 2012-C6, Class E
5.156%, 5/15/45 (a)		389	365,299
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		620	645,838
Series 2015-C32, Class C
4.668%, 11/15/48		540	515,974
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,091,657
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		241	209,582
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2

	Principal Amount (000)		U.S. $ Value
2.767%, 1/20/41 (a)	U.S.$	322	$322,020
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		654	659,216
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		615	598,492
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		11	11,280
Series 2007-9, Class A4
5.70%, 9/12/49		2,254	2,288,409
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		365	367,771
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.372%, 11/01/31 (e)(f)		657	2,025
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,107,603
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.063%, 1/10/45 (a)		227	239,586
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		31	30,561
Series 2007-C32, Class A3
5.717%, 6/15/49		562	563,484
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		2,080	2,119,354
Series 2015-SG1, Class C
4.47%, 12/15/47		516	512,387
Series 2016-LC25, Class C
4.437%, 12/15/59		545	533,518
Series 2016-NXS6, Class A4
2.918%, 11/15/49		900	871,482
Series 2016-NXS6, Class C
4.452%, 11/15/49		600	586,112
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.80%, 11/15/45 (a)		323	310,867
Series 2013-C11, Class XA
1.357%, 3/15/45 (a)(f)		10,221	514,498
Series 2013-C14, Class A5
3.337%, 6/15/46		655	673,234
Series 2014-C20, Class A2
3.036%, 5/15/47		546	558,560

			32,860,151

Non-Agency Floating Rate CMBS - 1.6%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.667% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(c)		725	725,314

	Principal Amount (000)		U.S. $ Value
Series 2016-IMC, Class C
4.718% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)	U.S.$	465	$465,454
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.304% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)		450	450,068
H/2 Asset Funding NRE
Series 2015-1A
2.425% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(e)		601	597,151
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.688% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(c)		902	902,000
Series 2015-SGP, Class A
2.467% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		825	831,190
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.637% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(c)		229	227,794
Series 2015-XLF2, Class SNMA
2.717% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		229	229,420
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.757% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		182	181,237
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.987% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		1,179	1,168,874

			5,778,502

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.086%, 7/16/46 (f)(g)		969	1,753

Total Commercial Mortgage-Backed Securities
(cost $39,040,701)			38,640,406

GOVERNMENTS - TREASURIES - 9.7%
United States - 9.7%
U.S. Treasury Bonds
2.50%, 2/15/45-5/15/46		1,484	1,324,144
2.875%, 8/15/45-11/15/46		1,556	1,500,989
3.00%, 5/15/45-11/15/45		1,636	1,615,855
3.125%, 8/15/44		10,677	10,825,170
4.375%, 2/15/38		960	1,192,837
5.375%, 2/15/31		1,444	1,923,848
U.S. Treasury Notes
1.50%, 8/15/26		2,095	1,926,091

	Principal Amount (000)		U.S. $ Value
1.625%, 2/15/26 (h)	U.S.$	418	$390,499
1.625%, 5/15/26		3,306	3,080,535
1.75%, 11/30/21		1,563	1,552,567
2.00%, 11/15/26		4,810	4,621,819
2.25%, 11/15/24-11/15/25		5,166	5,103,224

Total Governments - Treasuries (cost $36,191,148)			35,057,578

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1%
Risk Share Floating Rate - 4.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.271% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(e)		288	291,997
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		1,040	1,112,361
Series 2014-DN3, Class M3
4.771% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		870	925,291
Series 2014-DN4, Class M3
5.321% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		300	325,299
Series 2014-HQ3, Class M3
5.521% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		820	896,636
Series 2015-DNA1, Class M3
4.071% (LIBOR 1 Month + 3.30%), 10/25/27 (c)		265	282,733
Series 2015-DNA2, Class M2
3.371% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		868	886,402
Series 2015-DNA3, Class M3
5.471% (LIBOR 1 Month + 4.70%), 4/25/28 (c)		280	309,669
Series 2015-HQ1, Class M2
2.971% (LIBOR 1 Month + 2.20%), 3/25/25 (c)		313	315,603
Series 2015-HQA1, Class M2
3.421% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		640	654,084
Series 2015-HQA2, Class M2
3.571% (LIBOR 1 Month + 2.80%), 5/25/28 (c)		288	296,031
Series 2015-HQA2, Class M3
5.571% (LIBOR 1 Month + 4.80%), 5/25/28 (c)		500	550,266
Series 2016-DNA1, Class M3
6.321% (LIBOR 1 Month + 5.55%), 7/25/28 (c)		330	375,634
Federal National Mortgage Association Connecticut Avenue Securities

	Principal Amount (000)		U.S. $ Value
Series 2014-C03, Class 1M1
1.971% (LIBOR 1 Month + 1.20%), 7/25/24 (c)	U.S.$	81	$80,710
Series 2014-C04, Class 1M2
5.671% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		511	563,942
Series 2014-C04, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		191	208,093
Series 2015-C01, Class 1M2
5.071% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		339	359,971
Series 2015-C01, Class 2M2
5.321% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		471	500,748
Series 2015-C02, Class 1M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		609	642,322
Series 2015-C02, Class 2M2
4.771% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		430	452,826
Series 2015-C03, Class 1M1
2.271% (LIBOR 1 Month + 1.50%), 7/25/25(c)		54	53,681
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		704	769,967
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		675	738,262
Series 2015-C04, Class 1M2
6.471% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		878	982,095
Series 2015-C04, Class 2M2
6.321% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		631	695,186
Series 2016-C01, Class 1M2
7.521% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		982	1,155,417
Series 2016-C01, Class 2M2
7.721% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		478	561,094
Series 2016-C02, Class 1M2
6.771% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		539	613,681
Series 2016-C03, Class 2M2
6.671% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		881	993,224
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.021% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(e)		105	109,000
Wells Fargo Credit Risk Transfer Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-WF1, Class 1M2
6.021% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(e)	U.S.$	394	$415,068
Series 2015-WF1, Class 2M2
6.271% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(e)		104	112,641

			17,229,934

Non-Agency Fixed Rate - 1.2%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		235	199,342
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		138	133,622
Series 2006-24CB, Class A16
5.75%, 6/25/36		397	339,509
Series 2006-28CB, Class A14
6.25%, 10/25/36		277	225,124
Series 2006-J1, Class 1A13
5.50%, 2/25/36		239	208,161
CHL Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		112	94,793
Series 2007-HYB2, Class 3A1
3.224%, 2/25/47		527	437,622
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.969%, 5/25/35		449	418,678
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		406	330,845
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		412	341,791
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.097%, 7/25/36		759	632,475
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		534	459,438
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		533	443,255

			4,264,655

Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.961% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		842	518,225

	Principal Amount (000)		U.S. $ Value
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.021% (LIBOR 1 Month + 0.25%), 3/25/35 (c)	U.S.$	336	$284,578
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
1.201% (LIBOR 1 Month + 0.43%), 3/25/36 (c)		430	303,695
RALI Trust
Series 2007-QS4, Class 2A4
1.111% (LIBOR 1 Month + 0.34%), 3/25/37 (c)		806	182,832
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.152%, 5/26/37 (a) (g)		496	372,149
Residential Accredit Loans, Inc. Trust
Series 2007-QO2, Class A1
0.921% (LIBOR 1 Month + 0.15%), 2/25/47 (c)		558	333,224

			1,994,703

Agency Floating Rate - 0.4%
Federal National Mortgage Association REMICs
Series 2007-15, Class CI
5.609% (6.38% - LIBOR 1 Month), 3/25/37 (c)(i)		2,121	408,676
Series 2015-66, Class AS
5.479% ( 6.25% - LIBOR 1 Month), 9/25/45 (c)(i)		2,239	391,183
Series 2016-11, Class SG
5.379% (6.15% - LIBOR 1 Month), 3/25/46 (c)(i)		2,510	430,067
Series 2016-22, Class ST
5.329% (6.10% - LIBOR 1 Month), 4/25/46 (c)(i)		2,398	401,868

			1,631,794

Agency Fixed Rate - 0.1%
Federal National Mortgage Association
Grantor Trust
Series 2004-T5, Class AB4 1.253%, 5/28/35		65	57,851
Federal National Mortgage Association
REMICs Series 2015-33, Class AI
5.00%, 6/25/45 (f)		2,315	464,033

			521,884

Total Collateralized Mortgage Obligations (cost $25,176,602)			25,642,970

INFLATION-LINKED SECURITIES - 6.2%
United States - 6.2%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)		14,751	15,018,197

	Principal Amount (000)		U.S. $ Value
0.25%, 1/15/25 (TIPS)	U.S.$	3,622	$3,598,615
0.375%, 7/15/25 (TIPS)		3,734	3,753,958

Total Inflation-Linked Securities (cost $22,254,991)			22,370,770

CORPORATES - NON-INVESTMENT GRADE - 4.4%
Industrial - 2.9%
Capital Goods - 0.1%
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		126	128,520
5.875%, 8/15/26 (a)		127	130,175

			258,695

Communications - Media - 0.3%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	400,044
CSC Holdings LLC
6.75%, 11/15/21	U.S.$	120	130,320
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		560	557,900

			1,088,264

Communications - Telecommunications - 0.9%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		275	292,188
Series Y
7.50%, 4/01/24		243	257,276
SFR Group SA
5.375%, 5/15/22 (a)	EUR	222	249,954
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	970	1,035,475
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	726,250
Windstream Services LLC
6.375%, 8/01/23		750	671,250

			3,232,393

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		379	372,133
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		216	217,620

			589,753

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (a)		360	383,623
6.50%, 2/15/25 (a)		520	561,600
KB Home
4.75%, 5/15/19		286	292,078

	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
5.00%, 2/15/21 (a)	U.S.$	235	$236,175

			1,473,476

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		212	209,880

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	473,219
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		95	95,237
4.875%, 11/01/26 (a)		95	95,119
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		375	280,781
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	320	408,759

			1,353,115

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	42	40,932
5.70%, 10/15/19		169	182,563
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		6	6,345
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		567	418,162
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	347,463
SM Energy Co.
6.50%, 1/01/23		35	36,050

			1,031,515

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	650,088

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		186	203,647

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		309	282,735

			10,373,561

Financial Institutions - 1.4%
Banking - 1.3%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		213	228,443

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)	U.S.$	129	$146,093
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		235	249,687
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		363	382,057
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		569	526,625
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		402	416,991
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(b)		570	588,525
Series U
7.64%, 9/30/17(b)		1,100	1,023,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		290	292,900
Societe Generale SA
5.922%, 4/05/17 (a)(b)		130	129,838
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		400	319,500
7.50%, 4/02/22 (a)(b)		363	364,270

			4,667,929

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		440	447,700
7.25%, 1/25/22		99	101,846

			549,546

			5,217,475

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	342,585

Total Corporates - Non-Investment Grade (cost $16,368,252)			15,933,621

EMERGING MARKETS - TREASURIES - 0.8%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $2,477,099)	BRL	9,685	2,964,559

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)	U.S.$	541	229,925
7.125%, 6/26/42 (a)		394	170,405

			400,330

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)	U.S.$	377	$381,077

Consumer Non-Cyclical - 0.2%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		350	368,812
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		233	230,670
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(j)(k)		660	49,500

			648,982

Energy - 0.1%
Ultrapar International SA
5.25%, 10/06/26 (a)		379	372,254

Total Emerging Markets - Corporate Bonds (cost $2,388,179)			1,802,643

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.1%
Petrobras Global Finance BV
6.125%, 1/17/22		415	428,072

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		245	215,600

Israel - 0.2%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		580	606,431

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		500	485,000

Total Governments - Sovereign Agencies (cost $1,736,405)			1,735,103

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,425,917)		970	1,419,207

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		358	380,067

	Principal Amount (000)		U.S. $ Value
Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23	U.S.$	756	$737,100

Total Quasi-Sovereigns (cost $1,111,977)			1,117,167

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19		208	225,160

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (a)		593	584,846

Total Governments - Sovereign Bonds (cost $812,084)			810,006

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd.
(Preference Shares) (j)(l)(m)(n)		439	441,709
Mt Logan Re Ltd.
(Preference Shares) (j)(l)(n)(o)		187	188,154

Total Common Stocks (cost $626,000)			629,863

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $235,000)	U.S.$	235	237,113

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Goldman Sachs International
Expiration: Mar 2017, Exercise Rate: 0.368% (j) (cost $32,571)	JPY	2,160,000	9,871

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 7.9%
Agency Discount Note - 5.6%
Federal Home Loan Bank
Zero Coupon 3/08/17-7/12/17	U.S.$	11,295	$11,269,180
Federal Home Loan Mortgage Corp.
Zero Coupon, 7/20/17		9,025	8,999,156

Total Agency Discount Note (cost $20,268,336)			20,268,336

Governments - Treasuries - 1.5%
Japan - 1.5%
Japan Treasury Discount Bill
Series 647
Zero Coupon, 2/27/17 (cost $5,549,007)	JPY	610,000	5,403,647

	Shares
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (p)(q) (cost $2,905,797)		2,905,797	2,905,797

Total Short-Term Investments (cost $28,723,140)			28,577,780

Total Investments - 100.5% (cost $363,862,739) (r)			362,182,012
Other assets less liabilities - (0.5)% (s)			(1,820,548)

Net Assets - 100.0%			$360,361,464

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	19	March 2017	$25,300,351	$25,221,150	$(79,201)
U.S. T-Note 5 Yr (CBT) Futures	569	March 2017	67,227,826	67,066,430	(161,396)
U.S. Ultra Bond (CBT) Futures	95	March 2017	15,322,513	15,265,313	(57,200)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	36	March 2017	7,813,073	7,804,688	8,385
U.S. T-Note 10 Yr (CBT) Futures	90	March 2017	11,205,420	11,202,188	3,232

					$(286,180)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	1,596,929	USD	14,087	2/09/17	$(58,772)
BNP Paribas SA	USD	1,910	CAD	2,562	2/03/17	59,239
BNP Paribas SA	USD	1,135	COP	3,423,701	3/03/17	29,070
Citibank, NA	BRL	9,485	USD	2,861	2/02/17	(148,904)
Citibank, NA	USD	3,033	BRL	9,485	2/02/17	(23,198)
Citibank, NA	JPY	1,595,656	USD	13,858	2/23/17	(281,695)
Citibank, NA	KRW	1,494,072	USD	1,273	3/14/17	(24,228)
Credit Suisse International	USD	789	MXN	16,702	2/17/17	10,047
Credit Suisse International	USD	3,646	SGD	5,165	3/14/17	20,543
Goldman Sachs Bank USA	CAD	9,901	USD	7,417	2/03/17	(192,092)
Goldman Sachs Bank USA	USD	1,270	IDR	17,095,287	3/14/17	6,066
HSBC Bank USA	BRL	9,485	USD	3,033	2/02/17	23,198
HSBC Bank USA	USD	3,011	BRL	9,485	2/02/17	(573)
HSBC Bank USA	SGD	5,164	USD	3,621	3/14/17	(44,589)
HSBC Bank USA	BRL	9,485	USD	2,961	4/04/17	(1,333)
JPMorgan Chase Bank, NA	MXN	15,728	USD	758	2/17/17	5,319
JPMorgan Chase Bank, NA	USD	689	MXN	14,774	2/17/17	18,389
JPMorgan Chase Bank, NA	AUD	2,427	USD	1,828	4/06/17	(10,547)
Royal Bank of Scotland PLC	AUD	2,674	USD	2,014	4/06/17	(11,718)
State Street Bank & Trust Co.	EUR	1,433	USD	1,545	4/12/17	(7,290)
UBS AG	GBP	644	USD	794	3/09/17	(16,505)
UBS AG	TWD	40,665	USD	1,270	3/10/17	(37,632)

						$(687,205)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	202,120	5/12/18	0.954%	6 Month NIBOR	$(4,527)
Morgan Stanley & Co., LLC/(CME Group)	MXN	64,550	12/12/18	4 Week TIIE	6.840%	(20,375)
Morgan Stanley & Co., LLC/(CME Group)		43,030	12/13/18	4 Week TIIE	6.845%	(13,465)
Morgan Stanley & Co., LLC/(CME Group)		38,620	12/17/18	4 Week TIIE	7.035%	(5,808)
Morgan Stanley & Co., LLC/(CME Group)		$7,830	8/31/21	1.256%	3 Month LIBOR	207,718
Morgan Stanley & Co., LLC/(CME Group)	NZD	10,160	12/21/21	3 Month BKBM	3.059%	4,253
Morgan Stanley & Co., LLC/(CME Group)		$2,630	1/14/24	2.980%	3 Month LIBOR	(139,232)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(132,366)
Morgan Stanley & Co., LLC/(CME Group)		3,600	11/10/25	2.256%	3 Month LIBOR	6,984

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$456	6/28/26	1.460%	3 Month LIBOR	$35,151
Morgan Stanley & Co., LLC/(CME Group)	NZD	5,090	7/28/26	3 Month BKBM	2.473%	(327,039)
Morgan Stanley & Co., LLC/(CME Group)	MXN	15,940	12/02/26	7.762%	4 Week TIIE	4,309
Morgan Stanley & Co., LLC/(CME Group)		10,620	12/03/26	7.760%	4 Week TIIE	2,959
Morgan Stanley & Co., LLC/(CME Group)		9,710	12/07/26	7.830%	4 Week TIIE	468
Morgan Stanley & Co., LLC/(CME Group)		$1,240	12/21/26	3 Month LIBOR	2.497%	15,009
Morgan Stanley & Co., LLC/(LCH Group)	NOK	60,680	8/01/18	0.960%	6 Month NIBOR	38,816
Morgan Stanley & Co., LLC/(LCH Group)		15,730	8/04/18	1.008%	6 Month NIBOR	8,732
Morgan Stanley & Co., LLC/(LCH Group)		67,430	8/11/18	1.076%	6 Month NIBOR	28,894
Morgan Stanley & Co., LLC/(LCH Group)		$1,660	11/07/26	1.675%	3 Month LIBOR	96,399
Morgan Stanley & Co., LLC/(LCH Group)		1,240	11/08/26	1.657%	3 Month LIBOR	74,090
Morgan Stanley & Co., LLC/(LCH Group)		1,240	11/09/26	1.672%	3 Month LIBOR	72,483

						$(46,547)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)%	1.59%	$452	$(37,649)	$(13,225)	$(24,424)
Sprint Communications, Inc., 8.38%, 8/15/17, 6/20/19*	(5.00)	1.59	518	(43,148)	(15,716)	(27,432)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International CDX-CMBX.NA.BBB Series 7, 1/17/47*	(3.00)%	3.76%	$2,150	$111,836	$144,864	$(33,028)
Sale Contracts
Credit Suisse International Anadarko Petroleum Corp., 6.95%, 6/15/19, 9/20/17*	1.00	0.16	1,360	8,876	(6,055)	14,931
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	509	(31,312)	(35,122)	3,810
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	155	(9,535)	(11,431)	1,896
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	1,882	(115,763)	(82,066)	(33,697)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	2,150	(132,261)	(132,717)	456
Deutsche Bank AG CDX-CMBX.A. Series 6, 5/11/63*	2.00	2.28	850	(14,034)	(17,735)	3,701
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	745	(45,830)	(55,693)	9,863
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	46	(2,830)	(2,816)	(14)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	531	(32,666)	(46,587)	13,921
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	219	(13,472)	(15,486)	2,014
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	1,469	(90,368)	(76,629)	(13,739)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	760	(46,752)	(64,535)	17,783
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	1,125	(69,206)	(91,735)	22,529

				$(564,114)	$(522,684)	$(41,430)

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$6,230	2/07/22	2.043%	3 Month LIBOR	$(66,574)

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $70,712,881 or 19.6% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.271%, 4/25/26	4/29/16	$288,308	$291,997		0.08%
H/2 Asset Funding NRE Series 2015-1A
2.425%, 6/24/49	6/19/15	601,361	597,151		0.17%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.021%, 11/25/24	11/06/15	103,914	109,000		0.03%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	17,606	– 0	–	0.00%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.372%, 11/01/31	11/02/07	7	2,025		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14 - 1/27/14	365,927	49,500		0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.021%, 11/25/25	9/28/15	393,586	415,068		0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.271%, 11/25/25	9/28/15	104,273	112,641		0.03%

(f)	IO - Interest Only.
(g)	Variable rate coupon, rate shown as of January 31, 2017.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(m)	Effective prepayment date of December 2016.

(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	1/02/14	$439,000	$441,709	0.12%
Mt Logan Re Ltd. (Preference Shares)	12/30/14	187,000	188,154	0.05%

(o)	Effective prepayment date of April 2017.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,285,441 and gross unrealized depreciation of investments was $(5,966,168), resulting in net unrealized depreciation of $(1,680,727).
(s)	An amount of U.S. $1,121,777 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

Intermediate Bond Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$82,373,019		$	– 0	–	$82,373,019
Mortgage Pass-Throughs		– 0	–	56,109,855			– 0	–	56,109,855
Asset-Backed Securities		– 0	–	43,049,728			3,700,753	(a)	46,750,481
Commercial Mortgage-Backed Securities		– 0	–	27,169,423			11,470,983		38,640,406
Governments - Treasuries		– 0	–	35,057,578			– 0	–	35,057,578
Collateralized Mortgage Obligations		– 0	–	25,642,970			– 0	–	25,642,970
Inflation-Linked Securities		– 0	–	22,370,770			– 0	–	22,370,770
Corporates - Non-Investment Grade		– 0	–	15,933,621			– 0	–	15,933,621
Emerging Markets - Treasuries		– 0	–	2,964,559			– 0	–	2,964,559
Emerging Markets - Corporate Bonds		– 0	–	1,802,643			– 0	–	1,802,643
Governments - Sovereign Agencies		– 0	–	1,735,103			– 0	–	1,735,103
Local Governments - Municipal Bonds		– 0	–	1,419,207			– 0	–	1,419,207
Quasi-Sovereigns		– 0	–	1,117,167			– 0	–	1,117,167
Governments - Sovereign Bonds		– 0	–	810,006			– 0	–	810,006
Common Stocks		– 0	–	– 0	–		629,863		629,863
Emerging Markets - Sovereigns		– 0	–	237,113			– 0	–	237,113
Options Purchased - Puts		– 0	–	9,871			– 0	–	9,871
Short-Term Investments:		– 0	–
Agency Discount Notes		– 0	–	20,268,336			– 0	–	20,268,336
Governments - Treasuries		– 0	–	5,403,647			– 0	–	5,403,647
Investment Companies		2,905,797		– 0	–		– 0	–	2,905,797

Total Investments in Securities		2,905,797		343,474,616			15,801,599		362,182,012

Other Financial Instruments(b):
Assets:
Futures		11,617		– 0	–		– 0	–	11,617
Forward Currency Exchange Contracts		– 0	–	171,871			– 0	–	171,871
Centrally Cleared Interest Rate Swaps		– 0	–	596,265			– 0	–	596,265
Credit Default Swaps		– 0	–	90,904			– 0	–	90,904
Liabilities:
Futures		(297,797)		– 0	–		– 0	–	(297,797)
Forward Currency Exchange Contracts		– 0	–	(859,076)			– 0	–	(859,076)
Centrally Cleared Interest Rate Swaps		– 0	–	(642,812)			– 0	–	(642,812)
Credit Default Swaps		– 0	–	(132,334)			– 0	–	(132,334)
Interest Rate Swaps		– 0	–	(66,574)			– 0	–	(66,574)

Total(c)		$2,619,617		$342,632,860			$15,801,599		$361,054,076

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities(a)		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/16	$3,445,583		$11,234,132			$831,988
Accrued discounts/(premiums)	21		(1,486)			– 0	–
Realized gain (loss)	1,995		(49,856)			10,432
Change in unrealized appreciation/depreciation	(27,203)		38,880			(378)
Purchases/Payups	539,954		1,686,416			– 0	–
Sales/Paydowns	(259,597)		(1,437,103)			(550,310)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(291,732)

Balance as of 1/31/17	$3,700,753		$11,470,983		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(27,203)		$39,120		$	– 0	–

	Common Stocks		Total
Balance as of 10/31/16	$1,032,105		$16,543,808
Accrued discounts/(premiums)	– 0	–	(1,465)
Realized gain (loss)	– 0	–	(37,429)
Change in unrealized appreciation/depreciation	(31,242)		(19,943)
Purchases/Payups	– 0	–	2,226,370
Sales/Paydowns	(371,000)		(2,618,010)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(291,732)

Balance as of 1/31/17	$629,863		$15,801,599	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(31,242)		$(19,325)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2017. Securities priced by third party vendors and NAV equivalent are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/17			Valuation Technique	Unobservable Input	Input
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$8,129	$45,457	$50,680	$2,906	$4

AB Bond Fund, Inc.

Municipal Bond Inflation Strategy

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.5%
Long-Term Municipal Bonds - 97.6%
Alabama - 2.7%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,473,490
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,901,449
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/25	2,110	2,416,056
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	11,235	12,169,078

		20,960,073

Alaska - 0.1%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	402,748

Arizona - 2.4%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,451,150
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,779,883
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21 (Pre-refunded/ETM)	630	702,381
5.00%, 7/01/21	1,135	1,268,612
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,630,876

		18,832,902

California - 2.8%
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	487,224
NATL Series 2006-32F
5.25%, 5/01/18	290	305,051
State of California
Series 2011
5.00%, 10/01/20	5,000	5,634,400
Series 2012
5.00%, 9/01/20	9,305	10,462,914

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 8/01/22-5/01/25	$4,250	$5,001,960

		21,891,549

Colorado - 3.8%
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	421,028
Series 2012A
5.00%, 11/15/24 (a)	10,395	11,749,988
5.00%, 11/15/25	3,000	3,389,340
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23 (a)	4,730	5,621,321
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,273,302
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20 (b)	1,310	1,391,351
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	473,858

		29,320,188

Connecticut - 0.6%
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,107,696

Florida - 8.4%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,398,644
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,922,547
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,750,115
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,787,903
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,266,043
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,724,955

	Principal Amount (000)	U.S. $ Value
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	$3,775	$4,195,384
Series 2013A
5.00%, 7/01/18-7/01/19	3,905	4,186,070
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,293,299
Series 2015B
5.00%, 10/01/23	1,500	1,748,760
Florida State Board of Education (State of Florida)
Series 2015B
5.00%, 6/01/21	1,725	1,973,918
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,900	1,943,643
Mid-Bay Bridge Authority
Series 2015A
5.00%, 10/01/28	1,000	1,119,920

		65,311,201

Georgia - 0.9%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,118,360
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,591,625
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/21	3,045	3,432,233

		7,142,218

Illinois - 4.8%
Chicago O’Hare International Airport
Series 2015B
5.00%, 1/01/29	5,000	5,650,600
Series 2016C
5.00%, 1/01/33	5,000	5,529,400
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,834,400
5.50%, 1/01/25	2,250	2,546,033
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/20-2/15/24	6,355	6,774,774
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,390,472
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,084,002

	Principal Amount (000)	U.S. $ Value
Series 2010
5.00%, 1/01/18	$500	$513,515
Series 2013A
5.00%, 4/01/20	4,030	4,228,921
Series 2014
5.00%, 5/01/30	4,180	4,215,070
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/17	1,450	1,471,968

		37,239,155

Indiana - 0.7%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,512,475

Kentucky - 1.0%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,530,069
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25	2,275	2,608,242

		8,138,311

Louisiana - 1.3%
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,432,396

Maryland - 5.4%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	11,427,290
5.00%, 8/01/21 (a)	26,600	30,556,750

		41,984,040

Massachusetts - 4.2%
Commonwealth of Massachusetts
AGM Series 2006C
2.573%, 11/01/19 (c)	9,575	9,677,070
NATL Series 2000E
0.855%, 12/01/30 (d)	4,525	4,179,240
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.33%, 6/01/20 (c)	3,150	3,259,494
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	3,844,085
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006

	Principal Amount (000)	U.S. $ Value
2.96%, 8/01/22 (c)	$3,240	$3,258,986
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	2,886,073
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,713,977

		32,818,925

Michigan - 3.4%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/21	3,750	4,174,013
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/26-4/01/27	2,735	3,125,476
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,179,264
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
5.00%, 11/15/31	1,785	1,981,671
University of Michigan
Series 2017A
5.00%, 4/01/24	4,000	4,790,920

		26,251,344

Minnesota - 1.1%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,403,236
State of Minnesota
Series 2015D
5.00%, 8/01/18	6,715	7,110,379

		8,513,615

Mississippi - 0.5%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,603,815
Series 2013A
5.00%, 1/01/19	1,000	1,069,210
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/36	$1,500	$1,596,210

		4,269,235

Missouri - 0.4%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/17	1,390	1,436,871
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,675	1,648,300

		3,085,171

Montana - 0.5%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016Series 2016
5.00%, 2/15/31	1,925	2,136,538
Series 2016
5.00%, 2/15/33	1,350	1,484,082

		3,620,620

Nevada - 1.4%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,078,800
Series 2013B
5.00%, 6/01/19	2,210	2,384,148
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	847,436
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,670,280
Series 2015B
5.00%, 12/01/20	4,250	4,789,410

		10,770,074

New Jersey - 3.6%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,382,073
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	20	20,697
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2017B
5.00%, 11/01/20	1,000	1,056,120
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	4,390	4,631,582

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	$10,000	$10,563,300
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,077,902
Series 2014A
5.00%, 1/01/28	4,785	5,481,553
Series 2014C
5.00%, 1/01/23	1,590	1,835,480

		28,048,707

New York - 16.3%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,848,442
Series 2014J
5.00%, 8/01/21	6,100	6,970,348
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,492,297
Series 2012F
5.00%, 11/15/26	3,635	4,186,902
Series 2013A
5.00%, 11/15/26	2,300	2,628,026
Series 2013E
5.00%, 11/15/25	8,510	9,841,049
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,393,397
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	6,830	7,936,528
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,398,340
Series 2012A
5.00%, 12/15/22 (a)	14,610	17,166,019
Series 2012B
5.00%, 3/15/20	7,900	8,769,316
Series 2014A
5.00%, 2/15/28	6,565	7,617,501
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.19%, 5/01/34 (d)	3,500	3,225,782
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,416,250
New York State Thruway Authority (New York State Thruway Authority Ded Tax)

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 4/01/21	$17,025	$19,353,169
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,798,224
Series 2013B
5.00%, 11/15/20	4,100	4,629,023
Series 2017B
5.00%, 11/15/32	3,250	3,802,533

		127,473,146

North Carolina - 2.0%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,592,909
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	7,844,393

		15,437,302

Ohio - 1.2%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/36	5,000	5,511,350
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24	2,585	2,962,187
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	721,280

		9,194,817

Oregon - 1.5%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	5,794,711
Deschutes County Hospital Facilities Authority (St Charles Health Systems, Inc.)
Series 2016A
4.00%, 1/01/33	1,000	1,020,280
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25	4,605	5,199,275

		12,014,266

Pennsylvania - 6.3%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,431,057
City of Philadelphia PA
Series 2017
5.00%, 8/01/28 (e)	12,990	14,787,036
City of Philadelphia PA Water & Wastewater Revenue

	Principal Amount (000)	U.S. $ Value
AGM Series 2010A
5.00%, 6/15/18	$550	$578,930
Commonwealth of Pennsylvania
Series 2014
5.00%, 7/01/17	5,000	5,085,350
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM)	475	517,755
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,060	2,095,803
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,310,051
Series 2012B
5.00%, 7/01/21	7,550	7,848,527
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,926,270
Series 2016F
5.00%, 9/01/34	5,000	5,292,350
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,505,300

		49,378,429

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,571,938

South Carolina - 0.4%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	2,935,351

Tennessee - 0.3%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23 (Pre-refunded/ETM)	455	529,743
5.00%, 7/01/23	1,930	2,240,556

		2,770,299

Texas - 7.1%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,084,100
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,389,608
Central Texas Regional Mobility Authority
Series 2015B

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/45	$2,085	$2,205,305
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,430,002
City of Garland TX
Series 2010
5.00%, 2/15/26	500	551,840
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,270,474
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,112,786
City of Lubbock TX
Series 2013
5.00%, 2/15/19	1,740	1,872,049
Conroe Independent School District
Series 2011
5.00%, 2/15/24 (Pre-refunded/ETM)	255	282,489
5.00%, 2/15/24-2/15/26	4,955	5,452,459
5.00%, 2/15/26 (Pre-refunded/ETM)	1,030	1,141,034
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,769,950
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2016
5.00%, 11/15/36	1,000	987,560
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station)
Series 2016B2
3.00%, 11/15/21	800	779,744
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
5.00%, 11/01/31	1,000	1,048,680
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.25%, 9/01/26	3,625	4,175,601
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,528,919
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,921,236
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	3,937,388
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I

	Principal Amount (000)	U.S. $ Value
5.25%, 11/15/35	$900	$920,259
Texas Transportation Commission State Highway Fund
Series 2016A
5.00%, 10/01/25	2,865	3,449,288
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	1,070	1,183,666

		55,494,437

Virginia - 0.8%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	2,000	2,222,500
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,445,000

		6,667,500

Washington - 9.4%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	8,996,602
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,778,970
City of Seattle WA
Series 2015A
5.00%, 6/01/19	9,770	10,617,255
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,171,844
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/23	4,020	4,756,464
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,368,275
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	718,012
Series 2012A
5.00%, 7/01/19	4,200	4,568,718
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,502,030
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	779,239
Series 2015R
5.00%, 7/01/26	13,325	15,786,394
Series 2017D
5.00%, 2/01/21	9,985	11,314,303

		73,358,106

Wisconsin - 1.8%
Wisconsin Department of Transportation
Series 2013-1

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/23-7/01/24	$12,000	$14,086,485

Total Long-Term Municipal Bonds (cost $746,099,647)		762,034,719

Short-Term Municipal Notes - 2.9%
Massachusetts - 1.6%
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2014M-1
0.59%, 7/01/48 (f)	12,600	12,600,000

Texas - 1.3%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.)
Series 2012
0.55%, 5/01/46 (f)	10,235	10,235,000

Total Short-Term Municipal Notes (cost $22,835,000)		22,835,000

Total Municipal Obligations (cost $768,934,647)		784,869,719

GOVERNMENTS - TREASURIES - 3.7%
United States - 3.7%
U.S. Treasury Notes
0.625%, 8/31/17 (a)	6,200	6,198,066
1.625%, 11/30/20 (a)	6,632	6,611,016
2.125%, 11/30/23	15,788	15,688,709

Total Governments - Treasuries (cost $28,508,879)		28,497,791

CORPORATES - INVESTMENT GRADE - 1.1%
Financial Institutions - 1.1%
Banking - 1.1%
Capital One Bank USA NA
1.20%, 2/13/17 (cost $8,300,325)	8,300	8,300,498

Total Investments - 105.3% (cost $805,743,851) (g)		821,668,008
Other assets less liabilities - (5.3)%		(41,047,894)

Net Assets - 100.0%		$780,620,114

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$25,000	9/02/20	1.548%	CPI	#	$577,306
Bank of America, NA	25,000	2/02/32	2.403%	CPI	#	0

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$6,000	2/26/17	2.370%	CPI	#	$(362,257)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(73,325)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,111,690)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(443,952)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(294,759)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(1,426,249)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(73,346)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(132,574)
Barclays Bank PLC	1,000	5/04/21	2.845%	CPI	#	(118,171)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(346,194)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(1,421,046)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(1,700,707)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(1,751,412)
Barclays Bank PLC	19,000	5/05/25	2.125%	CPI	#	68,774
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(645,516)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(617,547)
Citibank, NA	11,500	6/21/17	2.153%	CPI	#	(527,030)
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	(671,161)
Citibank, NA	15,600	12/14/20	1.548%	CPI	#	470,239
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(642,847)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(370,753)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(328,491)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(1,632,486)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(3,633,642)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	(2,015,924)
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(2,388,780)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(1,110,699)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(681,855)
Deutsche Bank AG	25,000	9/02/25	1.880%	CPI	#	703,903
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	(49,325)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(1,480,199)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(226,897)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(564,198)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	(204,269)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	(460,345)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	(401,500)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(3,062,377)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(1,673,015)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(2,709,525)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(104,056)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,302,208)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(968,026)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(797,075)

						$(36,705,206)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$12,700	10/26/22	1.123%	SIFMA	*	$335,595

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $3,334,994 or 0.4% of net assets.
(c)	Variable rate coupon, rate shown as of January 31, 2017.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2017 and the aggregate market value of these securities amounted to $7,405,022 or 0.95% of net assets.
(e)	When-Issued or delayed delivery security.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,562,903 and gross unrealized depreciation of investments was $(3,638,746), resulting in net unrealized appreciation of $15,924,157.

As of January 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.7% and 0.1%, respectively.

Glossary:
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$757,500,067	$4,534,652		$762,034,719
Short-Term Municipal Notes		– 0	–	22,835,000	– 0	–	22,835,000
Governments - Treasuries		– 0	–	28,497,791	– 0	–	28,497,791
Corporates - Investment Grade		– 0	–	8,300,498	– 0	–	8,300,498

Total Investments in Securities		– 0	–	817,133,356	4,534,652		821,668,008

Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	1,820,222	– 0	–	1,820,222
Interest Rate Swaps		– 0	–	335,595	– 0	–	335,595
Liabilities:
Inflation (CPI) Swaps		– 0	–	(38,525,428)	– 0	–	(38,525,428)

Total (b)	$	– 0	–	$780,763,745	$4,534,652		$785,298,397

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$6,068,785		$6,068,785
Accrued discounts/(premiums)	(9,028)		(9,028)
Realized gain (loss)	10,312		10,312
Change in unrealized appreciation/depreciation	(258,593)		(258,593)
Purchases	– 0	–	– 0	–
Sales	(477,296)		(477,296)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(799,528)		(799,528)

Balance as of 1/31/17	$4,534,652		$4,534,652	(a)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(245,272)		$(245,272)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 50.1%
Real Estate - 19.7%
Diversified Real Estate Activities - 1.9%
Ayala Land, Inc.	727,460	$519,977
City Developments Ltd.	183,200	1,202,522
LendLease Group	133,420	1,426,687
Mitsubishi Estate Co., Ltd.	36,000	685,221
Mitsui Fudosan Co., Ltd.	145,000	3,347,642
Pakuwon Jati Tbk PT	539,500	22,646
Shenzhen Investment Ltd.	66,000	26,837
Sumitomo Realty & Development Co., Ltd.	80,000	2,164,131
UOL Group Ltd.	20,101	91,039
Wharf Holdings Ltd. (The)	327,000	2,451,939

		11,938,641

Diversified REITs - 2.6%
Armada Hoffler Properties, Inc.	71,200	981,136
Empire State Realty Trust, Inc. - Class A	82,810	1,696,777
Fibra Uno Administracion SA de CV	53,968	77,328
Gecina SA	6,370	821,429
GPT Group (The)	351,584	1,248,547
Gramercy Property Trust	58,905	1,551,558
Growthpoint Properties Ltd.	58,035	113,545
H&R Real Estate Investment Trust	48,150	834,785
Hankyu Reit, Inc.	314	431,402
Hulic Reit, Inc.	569	987,947
ICADE	14,370	1,018,756
Kenedix Office Investment Corp. - Class A	159	938,421
KLCCP Stapled Group	10,500	18,940
Liberty Property Trust	36,110	1,386,263
Mapletree Greater China Commercial Trust (a)	43,500	29,534
Merlin Properties Socimi SA	128,890	1,443,716
Premier Investment Corp.	550	640,647
Redefine Properties Ltd.	93,220	77,225
SA Corporate Real Estate Ltd.	741,253	313,554
Spirit Realty Capital, Inc.	100,220	1,054,314
Washington Real Estate Investment Trust	26,460	832,167

		16,497,991

Health Care REITs - 0.7%
Assura PLC	465,226	303,763
HCP, Inc.	14,000	424,480
Healthcare Realty Trust, Inc.	31,445	949,953
Ventas, Inc.	42,620	2,628,375

		4,306,571

Hotel & Resort REITs - 0.6%
Apple Hospitality REIT, Inc.	63,530	1,271,871
DiamondRock Hospitality Co.	99,450	1,120,802
Park Hotels & Resorts, Inc.	28,560	775,118
Summit Hotel Properties, Inc.	46,280	732,612

		3,900,403

Industrial REITs - 1.4%
DCT Industrial Trust, Inc.	14,177	633,570
Goodman Group	255,094	1,339,577
LaSalle Logiport REIT	694	661,239

Company	Shares	U.S. $ Value
Macquarie Mexico Real Estate Management SA de CV (b)	18,753	$18,453
Mapletree Logistics Trust	1,910,800	1,425,888
Monmouth Real Estate Investment Corp. - Class A	64,800	946,080
Prologis, Inc.	20,010	977,488
Pure Industrial Real Estate Trust	142,600	623,550
Rexford Industrial Realty, Inc.	60,960	1,384,402
Segro PLC	174,130	1,011,520

		9,021,767

Office REITs - 2.8%
Alexandria Real Estate Equities, Inc.	14,083	1,560,678
Allied Properties Real Estate Investment Trust	33,479	872,191
alstria office REIT-AG (b)	65,153	814,943
Axiare Patrimonio SOCIMI SA	52,310	762,326
Boston Properties, Inc.	25,173	3,295,146
Brandywine Realty Trust	69,918	1,125,680
Columbia Property Trust, Inc.	48,896	1,087,936
Concentradora Hipotecaria SAPI de CV	800,080	846,753
Corporate Office Properties Trust	40,990	1,304,302
Derwent London PLC	38,010	1,182,450
Hudson Pacific Properties, Inc.	50,440	1,786,080
Investa Office Fund	220,320	751,779
MCUBS MidCity Investment Corp.	174	553,471
Parkway, Inc. (b)	29,700	632,313
Workspace Group PLC	119,150	1,131,674

		17,707,722

Real Estate Development - 0.9%
Bumi Serpong Damai Tbk PT	178,600	24,498
Cheung Kong Property Holdings Ltd.	310,000	2,037,592
China Evergrande Group	123,250	85,852
China Overseas Land & Investment Ltd.	860,140	2,525,760
China Resources Land Ltd.	61,908	153,133
China Vanke Co., Ltd. - Class H	30,300	76,864
CIFI Holdings Group Co., Ltd.	1,742,000	489,780
Ciputra Development Tbk PT	252,387	24,961
Country Garden Holdings Co., Ltd.	167,000	95,760
Goldin Properties Holdings Ltd. (b)	30,000	26,389
IOI Properties Group Bhd	44,800	21,644
Kaisa Group Holdings Ltd. (b)(c)(d)	805,000	51,876
Lippo Karawaci Tbk PT	440,100	24,235
Longfor Properties Co., Ltd.	33,700	48,517
Mah Sing Group Bhd	36,250	12,194
Quality Houses PCL	101,883	7,639
Shimao Property Holdings Ltd.	28,500	38,181
Sino-Ocean Group Holding Ltd.	83,080	35,780
SP Setia Bhd Group	20,800	15,976
Summarecon Agung Tbk PT	250,800	24,626
Sunac China Holdings Ltd.	40,600	36,067
Supalai PCL	14,000	9,622
WHA Corp. PCL (b)	78,000	7,089

		5,874,035

Real Estate Operating Companies - 1.6%
Ascendas India Trust	16,000	11,920
BR Malls Participacoes SA (b)	9,692	45,101

Company	Shares	U.S. $ Value
BR Properties SA (b)	4,440	$11,232
CA Immobilien Anlagen AG (b)	60,441	1,190,742
Central Pattana PCL	31,251	50,147
Entra ASA (a)	20,478	220,867
Fabege AB	73,830	1,257,184
Global Logistic Properties Ltd.	71,600	131,957
Globe Trade Centre SA (b)	7,752	16,454
Hongkong Land Holdings Ltd.	206,900	1,397,347
Inmobiliaria Colonial SA	96,743	711,123
Kungsleden AB	128,025	824,909
Multiplan Empreendimentos Imobiliarios SA	1,680	33,298
Parque Arauco SA	209,380	508,459
SM Prime Holdings, Inc.	179,900	107,427
TLG Immobilien AG	21,110	401,197
UNITE Group PLC (The)	154,423	1,139,843
Vonovia SE	63,924	2,094,335

		10,153,542

Residential REITs - 2.1%
AvalonBay Communities, Inc.	20,399	3,535,351
Education Realty Trust, Inc.	40,920	1,645,393
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	766,034	623,865
Independence Realty Trust, Inc.	113,480	1,047,420
Japan Rental Housing Investments, Inc.	1,158	847,233
Kenedix Residential Investment Corp.	237	657,991
Killam Apartment Real Estate Investment Trust	79,060	737,590
Mid-America Apartment Communities, Inc.	24,230	2,300,638
Sun Communities, Inc.	23,506	1,851,333

		13,246,814

Retail REITs - 3.9%
Brixmor Property Group, Inc.	80,820	1,950,187
Capitaland Malaysia Mall Trust	25,300	9,539
Federal Realty Investment Trust	6,701	941,021
Frontier Real Estate Investment Corp.	179	815,110
Fukuoka REIT Corp.	500	802,409
Hyprop Investments Ltd.	32,142	285,921
IGB Real Estate Investment Trust	38,300	15,131
Klepierre	39,462	1,498,503
Link REIT	516,023	3,526,284
Mercialys SA	53,690	1,050,785
National Retail Properties, Inc.	44,558	1,942,729
Ramco-Gershenson Properties Trust	64,443	1,047,843
Realty Income Corp.	38,660	2,305,296
Resilient REIT Ltd.	5,181	44,988
Scentre Group	351,500	1,172,924
Simon Property Group, Inc.	28,341	5,208,226
Taubman Centers, Inc.	22,560	1,598,150
Urban Edge Properties	16,063	449,282

		24,664,328

Specialized REITs - 1.2%
Big Yellow Group PLC	48,065	415,382
Digital Realty Trust, Inc.	18,040	1,941,645
Equinix, Inc.	2,530	973,999
Extra Space Storage, Inc.	19,673	1,417,440
National Storage Affiliates Trust	95,770	2,130,883

Company	Shares	U.S. $ Value
Public Storage	4,610	$991,150

		7,870,499

		125,182,313

Energy - 17.7%
Integrated Oil & Gas - 10.4%
BP PLC	1,331,210	7,950,697
Chevron Corp.	44,160	4,917,216
Eni SpA	376,010	5,781,460
Exxon Mobil Corp.	135,954	11,405,181
Galp Energia SGPS SA	101,100	1,489,630
LUKOIL PJSC (Sponsored ADR)	46,410	2,608,474
PetroChina Co., Ltd. - Class H	3,540,000	2,812,284
Petroleo Brasileiro SA (Preference Shares) (b)	116,000	553,027
Petroleo Brasileiro SA (Sponsored ADR) (b)	93,160	885,952
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	307,616	8,333,153
Royal Dutch Shell PLC - Class A	13,897	376,910
Royal Dutch Shell PLC - Class B	433,482	12,243,440
TOTAL SA	91,192	4,613,874
YPF SA (Sponsored ADR)	89,910	1,948,350

		65,919,648

Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	18,710	1,331,404

Oil & Gas Equipment & Services - 0.9%
Aker Solutions ASA (a)(b)	182,210	982,531
Halliburton Co.	27,070	1,531,350
Petrofac Ltd.	138,360	1,602,097
Petroleum Geo-Services ASA (b)	251,135	834,599
RPC, Inc.	29,390	632,473

		5,583,050

Oil & Gas Exploration & Production - 5.4%
Aker BP ASA	86,117	1,566,939
Anadarko Petroleum Corp.	47,313	3,289,673
Canadian Natural Resources Ltd.	104,577	3,161,621
CNOOC Ltd.	1,498,000	1,870,633
Concho Resources, Inc. (b)	13,250	1,847,580
Devon Energy Corp.	55,910	2,546,142
EOG Resources, Inc.	68,916	7,000,487
Gran Tierra Energy, Inc. (b)	246,650	633,092
Hess Corp.	90,389	4,897,276
Inpex Corp.	109,100	1,070,619
Occidental Petroleum Corp.	56,695	3,842,220
SM Energy Co.	39,430	1,203,009
Southwestern Energy Co. (b)	135,500	1,220,855

		34,150,146

Oil & Gas Refining & Marketing - 0.8%
Cosan SA Industria e Comercio	61,000	779,517
HollyFrontier Corp.	25,990	752,930
JX Holdings, Inc.	525,800	2,479,659

Company	Shares	U.S. $ Value
Tupras Turkiye Petrol Rafinerileri AS	72,270	$1,571,118

		5,583,224

		112,567,472

Materials - 7.0%
Construction Materials - 0.2%
Buzzi Unicem SpA	28,700	707,680
CRH PLC	3,396	117,792
Fletcher Building Ltd.	88,150	679,144

		1,504,616

Copper - 0.7%
Antofagasta PLC	174,240	1,840,964
First Quantum Minerals Ltd.	137,080	1,728,709
Lundin Mining Corp. (b)	155,220	949,511

		4,519,184

Diversified Chemicals - 0.3%
Arkema SA	15,242	1,505,327
LANXESS AG	1,757	127,859

		1,633,186

Diversified Metals & Mining - 2.2%
Boliden AB	68,850	2,008,518
Glencore PLC (b)	1,205,466	4,992,657
Korea Zinc Co., Ltd.	3,660	1,547,830
MMC Norilsk Nickel PJSC (ADR)	131,970	2,135,439
Orocobre Ltd. (b)	107,020	343,230
Rio Tinto PLC	46,370	2,054,328
Syrah Resources Ltd. (b)	289,280	677,184

		13,759,186

Fertilizers & Agricultural Chemicals - 1.4%
Agrium, Inc. (Toronto)	5,416	557,812
Monsanto Co.	32,995	3,573,688
Mosaic Co. (The)	13,727	430,616
Potash Corp. of Saskatchewan, Inc.	34,620	644,112
Syngenta AG (REG)	3,819	1,623,126
UPL Ltd.	158,480	1,693,328

		8,522,682

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	2,708	92,483

Gold - 1.0%
Agnico Eagle Mines Ltd.	58,411	2,786,222
Barrick Gold Corp.	161,510	2,978,244
Detour Gold Corp. (b)	43,320	587,587
Real Gold Mining Ltd. (b)(c)(d)	124,500	0

		6,352,053

Paper Packaging - 0.0%
Smurfit Kappa Group PLC	4,884	128,644

Company	Shares	U.S. $ Value
Paper Products - 0.2%
Mondi PLC	15,163	$335,135
Oji Holdings Corp.	34,000	150,489
Stora Enso Oyj - Class R	22,751	258,182
UPM-Kymmene Oyj	22,028	499,593

		1,243,399

Precious Metals & Minerals - 0.1%
Industrias Penoles SAB de CV	30,530	721,837

Specialty Chemicals - 0.2%
Ecolab, Inc.	830	99,708
Johnson Matthey PLC	17,674	724,954
JSR Corp.	7,300	125,117
Shin-Etsu Chemical Co., Ltd.	1,300	112,152

		1,061,931

Steel - 0.7%
APERAM SA	17,870	845,134
Fortescue Metals Group Ltd.	344,860	1,745,092
Novolipetsk Steel PJSC (GDR) (a)	59,580	1,177,515
Severstal PJSC (GDR) (a)	48,940	777,396

		4,545,137

		44,084,338

Food Beverage & Tobacco - 0.9%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	56,299	2,491,794
Bunge Ltd.	5,758	398,511
Ingredion, Inc.	2,982	382,262

		3,272,567

Packaged Foods & Meats - 0.3%
Danone SA	1,832	114,846
Mead Johnson Nutrition Co. - Class A	1,713	120,698
Mondelez International, Inc. - Class A	7,705	341,177
Nestle SA (REG)	1,609	117,883
Tyson Foods, Inc. - Class A	11,410	716,434
Yamazaki Baking Co., Ltd.	5,800	116,642

		1,527,680

Soft Drinks - 0.1%
PepsiCo, Inc.	6,811	706,845

Tobacco - 0.0%
Altria Group, Inc.	1,626	115,739

		5,622,831

Pharmaceuticals & Biotechnology - 0.7%
Biotechnology - 0.2%
Alexion Pharmaceuticals, Inc. (b)	899	117,481
Amgen, Inc.	4,470	700,360
Biogen, Inc. (b)	588	163,017
Gilead Sciences, Inc.	5,683	411,734

		1,392,592

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (b)	890	$142,489

Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	43,200	579,821
Bristol-Myers Squibb Co.	7,087	348,397
Hisamitsu Pharmaceutical Co., Inc.	2,300	120,062
Johnson & Johnson	6,170	698,752
Mitsubishi Tanabe Pharma Corp.	10,100	202,577
Novo Nordisk A/S - Class B	17,709	639,998
Zoetis, Inc.	2,167	119,055

		2,708,662

		4,243,743

Transportation - 0.5%
Air Freight & Logistics - 0.1%
Yamato Holdings Co., Ltd.	20,300	409,113

Airport Services - 0.0%
Auckland International Airport Ltd.	25,751	129,164

Highways & Railtracks - 0.2%
Transurban Group	175,170	1,355,482
Zhejiang Expressway Co., Ltd. - Class H	120,000	120,533

		1,476,015

Railroads - 0.2%
Canadian National Railway Co.	1,686	117,211
Canadian National Railway Co. (Toronto)	1,691	117,528
CSX Corp.	3,071	142,464
East Japan Railway Co.	9,000	815,014
Norfolk Southern Corp.	1,124	132,025

		1,324,242

		3,338,534

Capital Goods - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp.	5,837	640,144

Construction & Farm Machinery & Heavy Trucks - 0.1%
Deere & Co.	5,797	620,569

Electrical Components & Equipment - 0.1%
Legrand SA	10,435	606,077

Heavy Electrical Equipment - 0.0%
Mitsubishi Electric Corp.	8,200	124,793

Industrial Conglomerates - 0.1%
3M Co.	548	95,801
Jardine Matheson Holdings Ltd.	2,000	123,350
Jardine Strategic Holdings Ltd.	9,700	369,678
Smiths Group PLC	6,573	124,584

		713,413

Industrial Machinery - 0.1%
Amada Holdings Co., Ltd.	10,200	119,887
Atlas Copco AB - Class A	3,744	120,077

Company	Shares	U.S. $ Value
Atlas Copco AB - Class B	4,169	$120,907

		360,871

Trading Companies & Distributors - 0.0%
Wolseley PLC	1,878	116,305

		3,182,172

Diversified Financials - 0.4%
Asset Management & Custody Banks - 0.1%
CI Financial Corp.	7,371	154,076
Northern Trust Corp.	1,301	107,931
T. Rowe Price Group, Inc.	1,361	91,786

		353,793

Consumer Finance - 0.0%
Hitachi Capital Corp.	4,500	115,521

Financial Exchanges & Data - 0.1%
ASX Ltd.	3,214	121,647
CME Group, Inc. - Class A	3,160	382,613

		504,260

Investment Banking & Brokerage - 0.1%
Charles Schwab Corp. (The)	15,396	634,931
TD Ameritrade Holding Corp.	2,638	121,744

		756,675

Mortgage REITs - 0.1%
Blackstone Mortgage Trust, Inc. - Class A	20,090	612,544

		2,342,793

Banks - 0.4%
Diversified Banks - 0.2%
Bankinter SA	53,470	430,385
Komercni banka as	3,398	120,162
Nordea Bank AB	54,097	653,074
Svenska Handelsbanken AB - Class A	13,363	199,492

		1,403,113

Regional Banks - 0.2%
Bank of Hawaii Corp.	1,865	160,222
Huishang Bank Corp. Ltd. - Class H	365,000	184,197
SVB Financial Group (b)	3,412	587,649

		932,068

		2,335,181

Media - 0.3%
Cable & Satellite - 0.1%
Eutelsat Communications SA	5,843	99,662
Sirius XM Holdings, Inc.	127,899	603,683

		703,345

Movies & Entertainment - 0.1%
Regal Entertainment Group - Class A	30,520	691,583

Company	Shares	U.S. $ Value
Publishing - 0.1%
Pearson PLC	11,155	$86,965
Rightmove PLC	12,377	627,355

		714,320

		2,109,248

Consumer Services - 0.3%
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	51,829	601,050

Restaurants - 0.2%
McDonald’s Corp.	5,522	676,832
Sodexo SA	1,106	122,304
Yum! Brands, Inc.	9,301	609,494

		1,408,630

		2,009,680

Software & Services - 0.3%
Application Software - 0.2%
Citrix Systems, Inc. (b)	5,129	467,714
Intuit, Inc.	4,935	585,192
Manhattan Associates, Inc. (b)	2,202	112,875

		1,165,781

IT Consulting & Other Services - 0.1%
Fujitsu Ltd.	59,000	342,905
Otsuka Corp.	2,300	118,367

		461,272

Systems Software - 0.0%
CA, Inc.	3,608	112,822

		1,739,875

Household & Personal Products - 0.2%
Household Products - 0.2%
Colgate-Palmolive Co.	9,538	615,964
Henkel AG & Co. KGaA	1,113	117,446
Procter & Gamble Co. (The)	8,352	731,635

		1,465,045

Technology Hardware & Equipment - 0.2%
Communications Equipment - 0.1%
Cisco Systems, Inc.	23,404	718,971

Electronic Components - 0.0%
Amphenol Corp. - Class A	1,711	115,475

Technology Distributors - 0.1%
Avnet, Inc.	11,841	549,896

		1,384,342

Retailing - 0.2%
Apparel Retail - 0.1%
Ross Stores, Inc.	8,743	578,000
Shimamura Co., Ltd.	800	104,854

		682,854

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	907	$110,282
Liberty Interactive Corp. QVC Group - Class A (b)	5,540	106,257

		216,539

Specialty Stores - 0.0%
Staples, Inc.	11,504	105,837

		1,005,230

Food & Staples Retailing - 0.1%
Food Distributors - 0.0%
Sysco Corp.	5,923	310,721

Food Retail - 0.0%
George Weston Ltd.	1,410	120,255

Hypermarkets & Super Centers - 0.1%
Carrefour SA	4,785	117,057
Costco Wholesale Corp.	784	128,537
Wal-Mart Stores, Inc.	3,640	242,933

		488,527

		919,503

Consumer Durables & Apparel - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Christian Dior SE	555	119,139
Cie Financiere Richemont SA (REG)	1,830	142,520
Samsonite International SA	101,100	317,509
VF Corp.	1,997	102,805

		681,973

Consumer Electronics - 0.0%
Panasonic Corp.	10,700	111,333

Homebuilding - 0.0%
Corp. GEO SAB de CV Series B (b)	236	48
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,300	25,895
Desarrolladora Homex SAB de CV (b)	1,460	77
MRV Engenharia e Participacoes SA	6,450	26,123
Urbi Desarrollos Urbanos SAB de CV (b)	120	40

		52,183

		845,489

Utilities - 0.1%
Electric Utilities - 0.1%
NextEra Energy, Inc.	5,194	642,602

Insurance - 0.1%
Insurance Brokers - 0.0%
Aon PLC	1,165	131,295

Life & Health Insurance - 0.1%
CNP Assurances	14,998	281,855

Company	Shares		U.S. $ Value
Principal Financial Group, Inc.		1,962	$112,011

			393,866

			525,161

Health Care Equipment & Services - 0.1%
Health Care Distributors - 0.0%
Sinopharm Group Co., Ltd. - Class H		27,200	124,302

Health Care Equipment - 0.1%
DiaSorin SpA		1,986	118,450
Stryker Corp.		1,086	134,153
Zimmer Biomet Holdings, Inc.		1,142	135,133

			387,736

			512,038

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
Infineon Technologies AG		6,611	121,651
Maxim Integrated Products, Inc.		2,856	127,035
Rohm Co., Ltd.		1,900	121,498
STMicroelectronics NV		10,269	135,478

			505,662

Automobiles & Components - 0.1%
Auto Parts & Equipment - 0.0%
Aisin Seiki Co., Ltd.		2,500	114,361

Automobile Manufacturers - 0.1%
Suzuki Motor Corp.		9,700	374,351

			488,712

Commercial & Professional Services - 0.1%
Diversified Support Services - 0.1%
Ritchie Bros Auctioneers, Inc.		11,332	367,327

Environmental & Facilities Services - 0.0%
Waste Connections, Inc.		1,408	112,921

			480,248

Total Common Stocks (cost $292,265,748)			317,532,212

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 26.4%
United States - 19.0%
U.S. Treasury Inflation Index
0.125%, 4/15/17-4/15/19 (TIPS)	U.S.$	35,071	35,479,744
1.125%, 1/15/21 (TIPS)		25,869	27,364,770
1.625%, 1/15/18 (TIPS)		26,340	27,074,067
2.125%, 1/15/19 (TIPS)		12,386	13,133,127
2.625%, 7/15/17 (TIPS)		17,149	17,548,938

			120,600,646

	Principal Amount (000)		U.S. $ Value
Japan - 7.4%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	4,970,843	$46,622,286

Total Inflation-Linked Securities (cost $171,395,936)			167,222,932

	Shares
INVESTMENT COMPANIES - 13.6%
Funds and Investment Trusts - 13.6% (e)
BB Progressivo II FII		7,967	333,991
Global X MLP ETF		514,720	6,104,579
iShares Global Financials ETF		99,130	5,860,566
iShares MSCI Europe Financials ETF		592,675	11,669,771
iShares MSCI Global Gold Miners ETF		92,983	1,830,835
iShares MSCI Global Metals & Mining Producers ETF		514,315	15,177,436
Kinea Renda Imobiliaria FII		7,048	346,238
SPDR S&P Dividend ETF		87,512	7,541,784
SPDR S&P Oil & Gas Exploration & Production ETF		75,258	3,016,341
VanEck Vectors Oil Services ETF		182,100	6,074,856
Vanguard Dividend Appreciation ETF		54,854	4,754,745
Vanguard Global ex-U.S. Real Estate ETF		303,659	15,556,450
Vanguard REIT ETF		96,619	7,958,507

Total Investment Companies (cost $84,271,906)			86,226,099

WARRANTS - 0.0%
Real Estate - 0.0%
Diversified Real Estate Activities - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (b)		12,100	437

Real Estate Development - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/06/18 (b)		88,517	179,088

Total Warrants (cost $151,022)			179,525

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares U.S. Real Estate ETF Expiration: Feb 2017, Exercise Price: $ 80.00 (b)(f)		4,435	39,915
iShares U.S. Real Estate ETF Expiration: Feb 2017, Exercise Price: $ 81.00 (b)(f)		2,615	10,460

Total Options Purchased - Calls (premiums paid $407,262)			50,375

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (e)(g) (cost $42,012,586)	42,012,586	$42,012,586

Total Investments - 96.7% (cost $590,504,460) (h)		613,223,729
Other assets less liabilities - 3.3% (i)		21,245,084

Net Assets - 100.0%		$634,468,813

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cocoa Futures	66	March 2017	$1,427,013	$1,387,980	$(39,033)
Coffee ‘C’ Futures	25	March 2017	1,300,031	1,402,031	102,000
Copper Futures	101	March 2017	6,400,005	6,886,937	486,932
Corn Futures	222	March 2017	3,960,822	3,993,225	32,403
Gold 100 OZ Futures	100	April 2017	12,116,251	12,114,000	(2,251)
LME Nickel Futures	13	March 2017	775,354	774,384	(970)
Platinum Futures	42	April 2017	2,062,378	2,092,650	30,272
Soybean Futures	107	March 2017	5,624,104	5,481,075	(143,029)
Sugar 11 (World) Futures	68	February 2017	1,554,656	1,557,472	2,816
TOPIX Index Futures	100	March 2017	13,689,815	13,435,480	(254,335)
WTI Crude Futures	87	July 2017	4,777,384	4,776,300	(1,084)
WTI Crude Futures	109	November 2018	5,618,418	6,039,690	421,272
WTI Crude Futures	110	November 2019	6,138,271	6,113,800	(24,471)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	74	March 2017	9,829,082	9,818,386	10,696
Canola (WCE) Futures	777	March 2017	5,981,308	6,060,749	(79,441)
Coffee Robusta Futures	61	March 2017	1,306,207	1,355,420	(49,213)
Live Cattle Futures	33	April 2017	1,572,967	1,507,110	65,857
Mini MSCI EAFE Futures	41	March 2017	3,456,223	3,543,220	(86,997)
Mini MSCI Emerging Market Futures	27	March 2017	1,186,397	1,235,385	(48,988)
Natural Gas Futures	32	March 2017	1,100,694	1,012,800	87,894
Palladium Futures	20	March 2017	1,499,744	1,508,600	(8,856)
S&P 500 E Mini Futures	154	March 2017	17,269,318	17,513,650	(244,332)
S&P/TSX 60 Index Futures	3	March 2017	407,773	418,398	(10,625)
Soybean Oil Futures	192	March 2017	4,112,648	3,899,520	213,128
U.S. T-Note 5 Yr (CBT) Futures	138	March 2017	16,305,379	16,265,672	39,707
Wheat (CBT) Futures	58	March 2017	1,228,916	1,220,175	8,741
WTI Crude Futures	87	April 2017	4,723,886	4,692,780	31,106

					$539,199

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	284,392	USD	4,634	3/16/17	$(56,313)
Bank of America, NA	USD	727	HKD	5,634	3/16/17	(630)
Bank of America, NA	USD	2,709	RUB	176,528	3/16/17	202,267
Barclays Bank PLC	SEK	51,635	USD	5,691	3/16/17	(224,374)
Barclays Bank PLC	USD	4,507	RUB	291,415	3/16/17	298,457
Barclays Bank PLC	USD	4,347	TRY	15,369	3/16/17	(321,816)
BNP Paribas SA	MXN	28,234	USD	1,351	3/16/17	5,498
Citibank, NA	CAD	6,216	USD	4,671	3/16/17	(107,941)
Citibank, NA	CHF	766	USD	756	3/16/17	(19,615)
Citibank, NA	CZK	114,068	USD	4,566	3/16/17	(3,234)
Citibank, NA	EUR	18,001	USD	19,182	3/16/17	(285,589)
Citibank, NA	HUF	2,285,927	USD	7,845	3/16/17	(124,641)
Citibank, NA	JPY	674,381	USD	5,939	3/16/17	(42,802)
Citibank, NA	PLN	3,256	USD	801	3/16/17	(11,700)
Citibank, NA	USD	9,534	JPY	1,081,942	3/16/17	62,747
Citibank, NA	USD	4,909	NOK	41,500	3/16/17	124,565
Citibank, NA	USD	540	TRY	1,929	3/16/17	(34,365)
Citibank, NA	USD	3,468	ZAR	48,300	3/16/17	89,877
Credit Suisse International	CHF	3,668	USD	3,630	3/16/17	(85,127)
Credit Suisse International	JPY	4,845,529	USD	42,684	3/16/17	(294,046)
Credit Suisse International	NOK	49,565	USD	5,726	3/16/17	(285,092)
Credit Suisse International	SEK	12,553	USD	1,380	3/16/17	(57,960)
Credit Suisse International	USD	11,447	AUD	15,583	3/16/17	359,340
Credit Suisse International	USD	8,618	CAD	11,493	3/16/17	218,155
Credit Suisse International	USD	540	IDR	7,296,674	3/16/17	3,973
Credit Suisse International	USD	4,517	JPY	512,776	3/16/17	31,117
Credit Suisse International	USD	554	SGD	788	3/16/17	5,738
Credit Suisse International	USD	705	TWD	22,320	3/16/17	12,754
Goldman Sachs Bank USA	CNY	16,118	USD	2,329	3/16/17	(8,462)
Goldman Sachs Bank USA	NOK	11,963	USD	1,374	3/16/17	(76,546)
Goldman Sachs Bank USA	SEK	5,426	USD	593	3/16/17	(28,388)
Goldman Sachs Bank USA	USD	5,425	CNY	38,256	3/16/17	121,967
Goldman Sachs Bank USA	USD	1,172	MXN	23,735	3/16/17	(40,400)
Goldman Sachs Bank USA	USD	697	ZAR	9,943	3/16/17	34,998
Goldman Sachs Bank USA	ZAR	98,308	USD	7,079	3/16/17	(161,682)
HSBC Bank USA	BRL	3,130	USD	993	2/02/17	189
HSBC Bank USA	USD	1,001	BRL	3,130	2/02/17	(7,655)
HSBC Bank USA	USD	977	BRL	3,130	4/04/17	440
JPMorgan Chase Bank, NA	CAD	14,681	USD	11,208	3/16/17	(78,620)
JPMorgan Chase Bank, NA	CHF	17,101	USD	17,042	3/16/17	(281,169)
JPMorgan Chase Bank, NA	CNY	27,972	USD	4,004	3/16/17	(51,706)
JPMorgan Chase Bank, NA	HUF	1,103,884	USD	3,791	3/16/17	(57,371)
JPMorgan Chase Bank, NA	IDR	71,782,463	USD	5,257	3/16/17	(99,438)
JPMorgan Chase Bank, NA	KRW	5,629,593	USD	4,672	3/16/17	(217,551)
JPMorgan Chase Bank, NA	MXN	119,267	USD	5,743	3/16/17	57,736
JPMorgan Chase Bank, NA	NOK	49,799	USD	5,965	3/16/17	(74,373)
JPMorgan Chase Bank, NA	SEK	68,039	USD	7,700	3/16/17	(94,812)
JPMorgan Chase Bank, NA	TRY	5,127	USD	1,458	3/16/17	114,699
JPMorgan Chase Bank, NA	TWD	294,621	USD	9,117	3/16/17	(356,970)
JPMorgan Chase Bank, NA	USD	5,594	AUD	7,526	3/16/17	107,616
JPMorgan Chase Bank, NA	USD	5,729	CHF	5,874	3/16/17	220,976
JPMorgan Chase Bank, NA	USD	192	COP	584,763	3/16/17	6,769
JPMorgan Chase Bank, NA	USD	2,459	INR	168,473	3/16/17	24,465
JPMorgan Chase Bank, NA	USD	3,811	MXN	78,878	3/16/17	(50,969)
JPMorgan Chase Bank, NA	USD	3,640	MXN	77,304	3/16/17	45,101
JPMorgan Chase Bank, NA	USD	12,241	NOK	102,477	3/16/17	187,929
JPMorgan Chase Bank, NA	USD	12,301	PLN	51,337	3/16/17	509,991
JPMorgan Chase Bank, NA	USD	3,557	TRY	13,858	3/16/17	72,958
Morgan Stanley & Co., Inc.	BRL	3,130	USD	1,001	2/02/17	7,655
Morgan Stanley & Co., Inc.	USD	903	BRL	3,130	2/02/17	90,506
Morgan Stanley & Co., Inc.	BRL	909	USD	274	3/02/17	(12,171)
Morgan Stanley & Co., Inc.	USD	2,761	BRL	9,184	3/02/17	132,246
Morgan Stanley & Co., Inc.	CLP	2,679,624	USD	3,958	3/16/17	(162,343)
Morgan Stanley & Co., Inc.	EUR	1,478	USD	1,574	3/16/17	(24,750)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	GBP	5,982	USD	7,646	3/16/17	$114,782
Morgan Stanley & Co., Inc.	USD	11,053	CAD	14,681	3/16/17	233,991
Morgan Stanley & Co., Inc.	USD	5,214	MXN	107,611	3/16/17	(85,131)
Nomura Global Financial Products, Inc.	GBP	2,305	USD	2,874	3/16/17	(28,149)
Nomura Global Financial Products, Inc.	INR	315,885	USD	4,618	3/16/17	(39,805)
Nomura Global Financial Products, Inc.	PHP	812,701	USD	16,229	3/16/17	(84,143)
Nomura Global Financial Products, Inc.	USD	12,531	CNY	87,668	3/16/17	179,851
Nomura Global Financial Products, Inc.	USD	8,151	IDR	110,080,775	3/16/17	62,951
Nomura Global Financial Products, Inc.	USD	15,352	INR	1,049,350	3/16/17	119,456
Royal Bank of Scotland PLC	CLP	2,394,609	USD	3,580	3/16/17	(101,186)
Royal Bank of Scotland PLC	COP	12,987,159	USD	4,382	3/16/17	(25,565)
Royal Bank of Scotland PLC	INR	391,209	USD	5,711	3/16/17	(56,810)
Royal Bank of Scotland PLC	KRW	3,576,317	USD	3,051	3/16/17	(54,637)
Royal Bank of Scotland PLC	PEN	18,667	USD	5,444	3/16/17	(238,140)
Royal Bank of Scotland PLC	RUB	359,546	USD	5,725	3/16/17	(204,188)
Royal Bank of Scotland PLC	TWD	97,619	USD	3,052	3/16/17	(86,633)
Royal Bank of Scotland PLC	USD	2,382	CLP	1,542,571	3/16/17	(10,691)
Royal Bank of Scotland PLC	USD	4,940	COP	15,089,325	3/16/17	181,156
Royal Bank of Scotland PLC	USD	4,526	CZK	114,068	3/16/17	43,684
Royal Bank of Scotland PLC	USD	5,243	NZD	7,251	3/16/17	70,183
Royal Bank of Scotland PLC	USD	1,061	PEN	3,640	3/16/17	47,329
Royal Bank of Scotland PLC	USD	665	BRL	2,152	4/04/17	7,412
Standard Chartered Bank	USD	981	CHF	1,000	3/16/17	31,833
Standard Chartered Bank	USD	663	IDR	8,891,461	3/16/17	915
Standard Chartered Bank	USD	124	KRW	143,866	3/16/17	1,423
Standard Chartered Bank	USD	20,762	PHP	1,047,863	3/16/17	271,673
State Street Bank & Trust Co.	AUD	6,964	USD	5,170	3/16/17	(106,444)
State Street Bank & Trust Co.	CHF	909	USD	912	3/16/17	(8,799)
State Street Bank & Trust Co.	EUR	5,513	USD	5,949	3/16/17	(13,302)
State Street Bank & Trust Co.	GBP	5,134	USD	6,469	3/16/17	4,166
State Street Bank & Trust Co.	NZD	58	USD	41	3/16/17	(1,098)
State Street Bank & Trust Co.	THB	339,844	USD	9,407	3/16/17	(240,610)
State Street Bank & Trust Co.	USD	9,109	AUD	12,160	3/16/17	104,251
State Street Bank & Trust Co.	USD	2,557	GBP	2,034	3/16/17	4,208
State Street Bank & Trust Co.	USD	761	HKD	5,896	3/16/17	(435)
State Street Bank & Trust Co.	USD	1,033	NZD	1,454	3/16/17	33,176
State Street Bank & Trust Co.	USD	5,712	THB	203,429	3/16/17	63,520
UBS AG	EUR	2,513	USD	2,661	3/16/17	(56,529)
UBS AG	USD	5,903	EUR	5,513	3/16/17	59,744

						$(496,483)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares U.S. Real Estate ETF (f)	7,050	$68.00	February 2017	$360,281	$(17,625)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$57,600	10/16/20	1.780%	CPI	#	$732,563
Deutsche Bank AG	13,512	3/25/25	2.205%	CPI	#	48,869
Deutsche Bank AG	12,679	3/25/25	2.205%	CPI	#	45,856
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	77,721
Deutsche Bank AG	31,194	3/26/25	2.170%	CPI	#	164,144
Deutsche Bank AG	54,500	7/30/25	2.278%	CPI	#	60,507
JPMorgan Chase Bank, NA	76,719	3/30/25	2.170%	CPI	#	412,755
JPMorgan Chase Bank, NA	76,719	4/01/25	2.170%	CPI	#	407,765

						$1,950,180

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
Bloomberg Commodity Index 2 Month Forwards	767,550	0.11%	USD	153,266	3/15/17	$(1,929,281)
Bloomberg Commodity Index 2 Month Forwards	691	0.11%		136	3/15/17	793
JPMorgan F3R Congestion Index	65,452	0.15%		13,410	3/15/17	(14,005)
JPMorgan F3R Congestion Index	177,098	0.15%		36,030	12/15/17	209,248

						$(1,733,245)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $3,187,843 or 0.5% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.

(d)	Fair valued by the Adviser.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,207,588 and gross unrealized depreciation of investments was $(13,488,319), resulting in net unrealized appreciation of $22,719,269.
(i)	An amount of U.S. $4,786,292 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
WCE	-	Winnipeg Commodities Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN *

January 31, 2017 (unaudited)

52.9%	United States
11.1%	Japan
3.8%	United Kingdom
3.4%	Netherlands
3.0%	Luxembourg
3.0%	Canada
2.0%	France
1.8%	Australia
1.7%	Hong Kong
1.4%	China
1.1%	Russia
1.1%	Italy
0.8%	Sweden
6.0%	Other
6.9%	Short-Term

100.0%

*	All data are as of January 31, 2017. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Brazil, Chile, Czech Republic, Denmark, Finland, India, Indonesia, Ireland, Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$72,102,766	$53,027,671	$51,876		$125,182,313
Energy	55,655,285	56,912,187	– 0	–	112,567,472
Materials	17,345,683	26,738,655	– 0	–(a)	44,084,338
Food Beverage & Tobacco	5,273,460	349,371	– 0	–	5,622,831

Investments in Securities:	Level 1		Level 2		Level 3			Total
Pharmaceuticals & Biotechnology	$2,701,285		$1,542,458		$	– 0	–	$4,243,743
Transportation	509,228		2,829,306			– 0	–	3,338,534
Capital Goods	1,356,514		1,825,658			– 0	–	3,182,172
Diversified Financials	2,105,625		237,168			– 0	–	2,342,793
Banks	747,871		1,587,310			– 0	–	2,335,181
Media	1,295,266		813,982			– 0	–	2,109,248
Consumer Services	1,286,326		723,354			– 0	–	2,009,680
Software & Services	1,278,603		461,272			– 0	–	1,739,875
Household & Personal Products	1,347,599		117,446			– 0	–	1,465,045
Technology Hardware & Equipment	1,384,342		– 0	–		– 0	–	1,384,342
Retailing	900,376		104,854			– 0	–	1,005,230
Food & Staples Retailing	802,446		117,057			– 0	–	919,503
Consumer Durables & Apparel	102,970		742,519			– 0	–	845,489
Utilities	642,602		– 0	–		– 0	–	642,602
Insurance	243,306		281,855			– 0	–	525,161
Health Care Equipment & Services	387,736		124,302			– 0	–	512,038
Semiconductors & Semiconductor Equipment	127,035		378,627			– 0	–	505,662
Automobiles & Components	– 0	–	488,712			– 0	–	488,712
Commercial & Professional Services	480,248		– 0	–		– 0	–	480,248
Inflation-Linked Securities	– 0	–	167,222,932			– 0	–	167,222,932
Investment Companies	86,226,099		– 0	–		– 0	–	86,226,099
Warrants	437		179,088			– 0	–	179,525
Options Purchased - Calls	– 0	–	50,375			– 0	–	50,375
Short-Term Investments	42,012,586		– 0	–		– 0	–	42,012,586

Total Investments in Securities	296,315,694		316,856,159			51,876		613,223,729

Other Financial Instruments (b):
Assets:
Futures	1,532,824		– 0	–		– 0	–	1,532,824
Forward Currency Exchange Contracts	– 0	–	4,786,433			– 0	–	4,786,433
Inflation (CPI) Swaps	– 0	–	1,950,180			– 0	–	1,950,180
Total Return Swaps	– 0	–	210,041			– 0	–	210,041
Liabilities:
Futures	(739,290)		(254,335)			– 0	–	(993,625)
Forward Currency Exchange Contracts	– 0	–	(5,282,916)			– 0	–	(5,282,916)
Put Options Written	– 0	–	(17,625)			– 0	–	(17,625)
Total Return Swaps	– 0	–	(1,943,286)			– 0	–	(1,943,286)

Total (c)	$297,109,228		$316,304,651			$51,876		$613,465,755

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials (a)			Common Stocks - Real Estate
Balance as of 10/31/16	$	– 0	–	$146,353
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation		– 0	–	(94,477)
Purchases		– 0	–	– 0	–
Sales		– 0	–	– 0	–
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 1/31/17	$	– 0	–	$51,876

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$	– 0	–	$(94,477)

	Total
Balance as of 10/31/16		$146,353
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(94,477)
Purchases		– 0	–
Sales		– 0	–
Transfers in to Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 1/31/17		$51,876

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17		$(94,477)

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$26,406	$89,980	$74,374	$42,012	$27

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 76.4%
Long-Term Municipal Bonds - 76.4%
Alabama - 1.7%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$125,285
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)(b)	100	99,867
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/36	700	782,299

		1,007,451

Arizona - 2.5%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	110	108,349
City of Peoria AZ
Series 2015B
5.00%, 7/15/23	1,000	1,180,020
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44	100	105,071
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	112,670

		1,506,110

California - 0.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	250	255,333

Colorado - 1.8%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	182,563
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	227,296
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	560	665,526

		1,075,385

	Principal Amount (000)	U.S. $ Value
Connecticut - 3.1%
Connecticut State Health & Educational Facility Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/53 (b)	$100	$92,597
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,164,290
Series 2016G
5.00%, 11/01/20	500	556,520

		1,813,407

Delaware - 1.3%
State of Delaware
Series 2016D
5.00%, 7/01/22	650	760,065

District of Columbia - 0.2%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/41	100	101,408

Florida - 9.0%
Bexley Community Development District
Series 2016
4.875%, 5/01/47	100	87,256
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	340,121
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (c)	100	86,300
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	627,597
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (b)	100	112,001
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	872,219
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	291,142
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	500,320
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (b)	100	95,963

	Principal Amount (000)	U.S. $ Value
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (b)	$100	$99,375
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/20	1,605	1,793,941
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	435,047

		5,341,282

Georgia - 0.6%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	340,485

Hawaii - 0.9%
State of Hawaii
Series 2015E
5.00%, 10/01/23	460	544,704

Illinois - 5.4%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	140	109,095
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	358,453
City of Chicago IL
Series 2015A
5.00%, 1/01/19	100	101,341
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2015
6.00%, 12/01/30 (d)	100	97,295
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (c)	50	33,695
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.33%, 5/15/48	85	81,968
Series 2016C
2.00%, 5/15/55 (e)(f)(g)	15	637
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	102,147
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	265,505
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	528,384

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	$600	$608,982
State of Illinois
Series 2012
5.00%, 3/01/31	100	100,307
Series 2013
5.50%, 7/01/25	270	287,043
Series 2014
5.00%, 5/01/35	130	129,068
Series 2016
5.00%, 2/01/24	375	393,019

		3,196,939

Indiana - 1.0%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	169,617
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/34	125	128,374
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	200,182
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	103,712

		601,885

Kentucky - 0.5%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	65	59,937
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	225	246,652

		306,589

Louisiana - 0.3%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	110,621
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (c)(e)	250	87,500

		198,121

	Principal Amount (000)	U.S. $ Value
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	$165	$188,707

Maryland - 3.9%
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	382,067
Series 2017A
5.00%, 4/01/23 (a)	1,635	1,929,022

		2,311,089

Massachusetts - 2.7%
Commonwealth of Massachusetts
AGM Series 2006B
5.25%, 9/01/24	1,000	1,214,130
NATL Series 2000E
0.855%, 12/01/30 (h)	125	115,448
NATL Series 2000G
0.87%, 12/01/30 (h)	300	277,091

		1,606,669

Michigan - 2.0%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/22	115	129,712
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	774,168
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	259,435

		1,163,315

Minnesota - 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	225,082

Missouri - 0.2%
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (b)	100	94,682

	Principal Amount (000)	U.S. $ Value
Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	$100	$107,172

Nevada - 4.6%
Clark County Water Reclamation District
Series 2016
5.00%, 7/01/22	1,305	1,510,616
County of Clark NV
Series 2016A
5.00%, 11/01/24	1,000	1,193,630

		2,704,246

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	124,226

New Jersey - 2.7%
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	30	33,213
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	273,453
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	90,527
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	400	422,012
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	253,519
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	352,419
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	185	165,375

		1,590,518

New York - 5.3%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	388,511
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	357,966

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	$425	$493,136
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.26%, 1/01/39 (h)	200	181,358
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	419,013
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/24	1,000	1,189,300
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	120,778

		3,150,062

Ohio - 2.8%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	170	155,360
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	507,304
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	225,328
Series 2014A
5.00%, 2/15/21	110	125,059
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	415,516
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	100	100,296
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	145	135,262

		1,664,125

Pennsylvania - 3.6%
City of Philadelphia PA
Series 2017
5.00%, 8/01/31 (a)	1,000	1,118,670
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	500,036

	Principal Amount (000)	U.S. $ Value
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	$100	$101,391
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	100	101,732
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38-6/30/42	300	316,257

		2,138,086

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	95,000

South Carolina - 0.5%
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	288,783

Tennessee - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	215	237,035

Texas - 13.9%
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	105,971
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	290,522
Series 2015
5.00%, 9/01/31	160	178,782
City of San Antonio TX Electric & Gas Systems Revenue
Series 2016
5.00%, 2/01/20	1,155	1,277,950
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	689,295
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (b)	100	102,226
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	552,875

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	$100	$100,185
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	277,170
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	100	106,332
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	102,422
Tarrant Regional Water District
Series 2015
5.00%, 3/01/23	325	380,328
Texas Transportation Commission State Highway Fund
Series 2014A
5.00%, 4/01/20	1,300	1,445,899
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	157,563
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	59,773
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	899,297
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	378,071
University of Houston
Series 2017A
5.00%, 2/15/21 (a)	1,000	1,128,520

		8,233,181

Virginia - 0.1%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	100	87,100

Washington - 2.9%
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	562,800
State of Washington
Series 2017R
5.00%, 8/01/22	830	968,353

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (b)	$100	$103,351
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (b)	100	110,895

		1,745,399

West Virginia - 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
1.295%, 2/15/34 (h)	100	91,942

Wisconsin - 0.6%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	99,073
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (b)	250	252,375

		351,448

Total Municipal Obligations (cost $45,024,504)		45,247,031

GOVERNMENTS - TREASURIES - 12.5%
United States - 12.5%
U.S. Treasury Notes
1.375%, 8/31/23	1,440	1,366,593
2.125%, 11/30/23	1,150	1,142,768
2.25%, 12/31/23	4,875	4,878,427

Total Governments - Treasuries (cost $7,395,562)		7,387,788

ASSET-BACKED SECURITIES - 0.9%
Autos - Fixed Rate - 0.5%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	99,487
Ford Credit Floorplan Master Owner Trust A
Series 2016-1, Class A1
1.76%, 2/15/21	100	99,812
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (b)	100	99,247
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	38	37,696

		336,242

	Principal Amount (000)	U.S. $ Value
Credit Cards - Fixed Rate - 0.2%
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	$100	$100,222

Credit Cards - Floating Rate - 0.2%
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
1.248% (LIBOR 1 Month + 0.48%), 6/15/20 (b)(i)	100	100,090

Total Asset-Backed Securities (cost $537,851)		536,554

CORPORATES - INVESTMENT GRADE - 0.5%
Financial Institutions - 0.3%
Banking - 0.3%
Bank of America Corp.
6.875%, 11/15/18	165	178,843

Industrial - 0.2%
Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.10%, 1/15/19	100	101,402
Consumer Non-Cyclical - 0.1%
Newell Brands, Inc.
2.60%, 3/29/19	50	50,621

		152,023

Total Corporates - Investment Grade (cost $327,094)		330,866

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48 (cost $102,789)	100	101,555

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
Risk Share Floating Rate - 0.2%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
2.371% (LIBOR 1 Month + 1.60%), 1/25/24 (i)	40	39,920
Series 2014-C02, Class 1M1
1.721% (LIBOR 1 Month + 0.95%), 5/25/24 (i)	40	40,422
Series 2014-C02, Class 2M1
1.721% (LIBOR 1 Month + 0.95%), 5/25/24 (i)	20	20,182

Company	Shares	U.S. $ Value
Total Collateralized Mortgage Obligations (cost $99,463)		$100,524

SHORT-TERM INVESTMENTS - 15.4%
Investment Companies - 15.4%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.41% (j)(k) (cost $9,124,621)	9,124,621	9,124,621

Total Investments - 106.1% (cost $62,611,884) (l)		62,828,939
Other assets less liabilities - (6.1)%		(3,606,010)

Net Assets - 100.0%		$59,222,929

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$400	8/25/23	0.880%	SIFMA	*	$19,699
JPMorgan Chase Bank, NA	500	6/07/22	0.906%	SIFMA	*	16,847

						$36,546

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $1,618,002 or 2.7% of net assets.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/2041	12/19/14	$95,312	$86,300	0.15%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/2040	12/18/13	48,111	33,695	0.06%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/2023	7/31/14	250,000	87,500	0.15%

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL (Goldblatts Supportive Living Project) Series 2015
6.00%, 12/01/30	5/27/15	$100,000	$97,295	0.16%

(e)	Defaulted.
(f)	Non-income producing security.
(g)	Illiquid security.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2017 and the aggregate market value of these securities amounted to $665,839 or 1.12% of net assets.
(i)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $789,095 and gross unrealized depreciation of investments was $(572,040), resulting in net unrealized appreciation of $217,055.

As of January 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Tax-Aware Fixed Income Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$43,097,558		$2,149,473		$45,247,031
Governments - Treasuries		– 0	–	7,387,788		– 0	–	7,387,788
Asset-Backed Securities		– 0	–	536,554		– 0	–	536,554
Corporates - Investment Grade		– 0	–	330,866		– 0	–	330,866
Commercial Mortgage-Backed Securities		– 0	–	101,555		– 0	–	101,555
Collateralized Mortgage Obligations		– 0	–	100,524		– 0	–	100,524
Short-Term Investments		9,124,621		– 0	–	– 0	–	9,124,621

Total Investments in Securities		9,124,621		51,554,845		2,149,473		62,828,939

Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	36,546		– 0	–	36,546
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$9,124,621		$51,591,391		$2,149,473		$62,865,485

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/16	$2,401,063		$2,401,063
Accrued discounts/(premiums)	(830)		(830)
Realized gain (loss)	7,619		7,619
Change in unrealized appreciation/depreciation	(152,147)		(152,147)
Purchases	– 0	–	– 0	–
Sales	(106,232)		(106,232)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/17	$2,149,473		$2,149,473

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(139,776)		$(139,776)

As of January 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$1,026	$16,548	$8,449	$9,125	$3

AB Bond Fund, Inc.

AB High-Yield Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE – 69.8%
Industrial – 58.8%
Basic – 4.6%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	87	$90,589
Aleris International, Inc.
7.875%, 11/01/20		60	61,267
Anglo American Capital PLC
3.25%, 4/03/23 (a)	EUR	80	92,049
ArcelorMittal
6.125%, 6/01/18-6/01/25	U.S.$	143	150,883
7.75%, 3/01/41		80	87,000
8.00%, 10/15/39		282	313,725
Arconic, Inc.
5.72%, 2/23/19		100	105,385
6.75%, 7/15/18		244	259,250
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		150	151,875
CF Industries, Inc.
3.45%, 6/01/23		114	106,875
5.375%, 3/15/44		70	61,250
Cliffs Natural Resources, Inc.
4.875%, 4/01/21		63	59,220
8.00%, 9/30/20 (a)		34	35,360
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		290	290,725
First Quantum Minerals Ltd.
6.75%, 2/15/20 (a)		83	85,127
7.00%, 2/15/21 (a)		46	47,150
Freeport-McMoRan, Inc.
2.375%, 3/15/18		104	103,688
3.875%, 3/15/23		262	241,695
4.55%, 11/14/24		95	89,062
5.40%, 11/14/34		51	44,545
5.45%, 3/15/43		173	148,780
6.75%, 2/01/22 (a)		111	115,717
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.375%, 12/15/23 (a)		87	91,894
Jefferson Smurfit Corp./US
8.25%, 10/01/12 (b)(c)(d)		166	0
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		47	52,377
Lecta SA
6.50%, 8/01/23 (a)	EUR	119	133,216
Lundin Mining Corp.
7.875%, 11/01/22 (a)	U.S.$	35	38,150
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(e)(f)		206	21
Momentive Performance Materials, Inc.
3.88%, 10/24/21		161	156,572
8.875%, 10/15/20 (b)(d)(g)		161	0
Novelis Corp.
5.875%, 9/30/26 (a)		78	79,170

	Principal Amount (000)		U.S. $ Value
6.25%, 8/15/24 (a)	U.S.$	134	$141,035
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(d)(e)		320	201,600
PQ Corp.
6.75%, 11/15/22 (a)		60	64,950
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		15	17,512
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(c)(d)		172	0
Steel Dynamics, Inc.
5.125%, 10/01/21		15	15,525
Teck Resources Ltd.
5.20%, 3/01/42		124	115,320
5.40%, 2/01/43		111	104,340
6.25%, 7/15/41		22	22,605
8.00%, 6/01/21 (a)		11	12,128
8.50%, 6/01/24 (a)		14	16,293
United States Steel Corp.
8.375%, 7/01/21 (a)		72	79,920
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		32	33,720

			4,117,565

Capital Goods - 4.8%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)		45	46,800
Apex Tool Group LLC
7.00%, 2/01/21 (a)		118	109,150
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK),
9/15/23 (a)(h)	EUR	194	211,046
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.625%, 5/15/23 (a)	U.S.$	60	60,563
7.25%, 5/15/24 (a)		10	10,713
Ball Corp.
4.375%, 12/15/20		124	130,277
5.00%, 3/15/22		201	211,050
Berry Plastics Corp.
5.125%, 7/15/23		33	33,766
Bombardier, Inc.
7.50%, 3/15/25 (a)		441	442,102
8.75%, 12/01/21 (a)		45	48,656
Clean Harbors, Inc.
5.125%, 6/01/21		170	174,284
5.25%, 8/01/20		18	18,464
CNH Industrial Capital LLC
3.375%, 7/15/19		88	88,880
3.625%, 4/15/18		60	60,900
3.875%, 7/16/18		99	100,732
EnPro Industries, Inc.
5.875%, 9/15/22		86	89,440

	Principal Amount (000)		U.S. $ Value
Gardner Denver, Inc.
6.875%, 8/15/21 (a)	U.S.$	49	$48,878
GFL Environmental, Inc.
7.875%, 4/01/20 (a)		24	24,990
9.875%, 2/01/21 (a)		97	105,487
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		166	179,695
KLX, Inc.
5.875%, 12/01/22 (a)		85	89,037
Loxam SAS
3.50%, 5/03/23 (a)	EUR	100	105,856
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)	U.S.$	67	69,261
Owens-Illinois, Inc.
7.80%, 5/15/18		25	26,563
Pactiv LLC
7.95%, 12/15/25		141	151,222
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		150	153,405
7.00%, 7/15/24 (a)		51	54,341
8.25%, 2/15/21		93	96,039
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		30	30,638
Sealed Air Corp.
6.875%, 7/15/33 (a)		240	252,000
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		26	26,520
5.875%, 8/15/26 (a)		27	27,675
Standard Industries, Inc./NJ
5.125%, 2/15/21 (a)		71	74,195
6.00%, 10/15/25 (a)		105	110,775
TA MFG. Ltd.
3.625%, 4/15/23 (a)	EUR	100	110,314
TransDigm, Inc.
6.375%, 6/15/26 (a)	U.S.$	250	246,250
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	100	127,514
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	257	259,249
5.75%, 11/15/24		51	53,869

			4,260,596

Communications - Media – 8.9%
Altice Financing SA
6.625%, 2/15/23 (a)		229	239,877
7.50%, 5/15/26 (a)		200	211,000
Altice US Finance I Corp.
5.50%, 5/15/26 (a)		200	205,000
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	75	100,011
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	U.S.$	177	183,637

	Principal Amount (000)		U.S. $ Value
5.125%, 5/01/27 (a)	U.S.$	138	$140,587
5.25%, 9/30/22		21	21,740
5.375%, 5/01/25 (a)		42	43,733
5.75%, 1/15/24		3	3,150
5.875%, 5/01/27 (a)		68	72,144
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		139	140,251
Series B
6.50%, 11/15/22		172	179,568
CSC Holdings LLC
5.25%, 6/01/24		115	115,575
6.625%, 10/15/25 (a)		9	9,833
7.625%, 7/15/18		172	184,470
10.125%, 1/15/23 (a)		333	386,280
DISH DBS Corp.
4.625%, 7/15/17		130	131,625
5.00%, 3/15/23		40	39,350
5.125%, 5/01/20		41	42,128
5.875%, 11/15/24		549	555,176
6.75%, 6/01/21		69	74,132
7.75%, 7/01/26		24	26,865
7.875%, 9/01/19		62	68,277
Gray Television, Inc.
5.875%, 7/15/26 (a)		85	84,469
Hughes Satellite Systems Corp.
6.50%, 6/15/19		100	107,500
7.625%, 6/15/21		66	72,649
iHeartCommunications, Inc.
6.875%, 6/15/18		395	288,350
9.00%, 12/15/19-9/15/22		260	207,423
Intelsat Connect Finance SA
12.50%, 4/01/22 (a)		158	99,935
Intelsat Jackson Holdings SA
5.50%, 8/01/23		349	244,300
8.00%, 2/15/24 (a)		35	36,313
9.50%, 9/30/22 (a)		151	170,630
Intelsat Luxembourg SA
7.75%, 6/01/21		118	41,005
Lamar Media Corp.
5.875%, 2/01/22		20	20,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		137	126,896
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		162	169,695
National CineMedia LLC
5.75%, 8/15/26		47	47,823
Netflix, Inc.
4.375%, 11/15/26 (a)		116	113,825
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		17	17,631
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		96	99,600

	Principal Amount (000)		U.S. $ Value
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)	U.S.$	166	$169,527
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		60	59,850
Radio One, Inc.
7.375%, 4/15/22 (a)		126	129,150
9.25%, 2/15/20 (a)		161	150,535
RR Donnelley & Sons Co.
7.875%, 3/15/21		99	106,177
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		43	43,753
6.125%, 10/01/22		58	60,647
TEGNA, Inc.
4.875%, 9/15/21 (a)		156	159,900
5.125%, 7/15/20		87	90,045
5.50%, 9/15/24 (a)		17	17,223
Time, Inc.
5.75%, 4/15/22 (a)		239	245,572
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		23	21,965
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		107	111,280
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		364	348,789
Videotron Ltd.
5.00%, 7/15/22		64	66,560
Virgin Media Finance PLC
4.875%, 2/15/22		8	7,120
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	233	290,183
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(h)	U.S.$	45	45,439
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		194	204,550
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		62	62,426
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		378	376,582

			7,890,351

Communications - Telecommunications – 9.4%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	81	93,014
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	101	107,313
Series T
5.80%, 3/15/22		81	83,304
Series U
7.65%, 3/15/42		55	50,016
Series W

	Principal Amount (000)		U.S. $ Value
6.75%, 12/01/23	U.S.$	116	$119,335
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		87	91,894
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)		229	243,312
CommScope, Inc.
5.00%, 6/15/21 (a)		74	75,943
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		84	88,095
8.25%, 10/15/23		205	222,425
Embarq Corp.
7.995%, 6/01/36		198	191,999
Frontier Communications Corp.
6.25%, 9/15/21		117	109,395
6.875%, 1/15/25		61	51,164
7.125%, 3/15/19-1/15/23		257	249,055
7.625%, 4/15/24		188	165,910
7.875%, 1/15/27		44	37,070
8.125%, 10/01/18		15	16,191
8.75%, 4/15/22		90	91,032
9.00%, 8/15/31		105	90,530
10.50%, 9/15/22		31	32,298
11.00%, 9/15/25		226	228,542
Level 3 Communications, Inc.
5.75%, 12/01/22		26	26,910
Level 3 Financing, Inc.
5.25%, 3/15/26 (a)		232	231,130
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		144	151,111
SFR Group SA
6.00%, 5/15/22 (a)		483	496,886
7.375%, 5/01/26 (a)		385	395,106
SoftBank Group Corp.
4.50%, 4/15/20 (a)		257	263,425
Sprint Capital Corp.
8.75%, 3/15/32		229	262,777
Sprint Communications, Inc.
6.00%, 11/15/22		170	172,550
7.00%, 3/01/20 (a)		210	228,112
9.00%, 11/15/18 (a)		454	497,130
Sprint Corp.
7.125%, 6/15/24		20	20,900
7.25%, 9/15/21		168	180,012
7.625%, 2/15/25		428	458,762
7.875%, 9/15/23		85	92,863
T-Mobile USA, Inc.
6.25%, 4/01/21		609	631,046
6.375%, 3/01/25		161	174,081
6.50%, 1/15/24-1/15/26		214	231,135
6.633%, 4/28/21		215	224,137
Telecom Italia Capital SA
6.375%, 11/15/33		192	193,738
7.20%, 7/18/36		112	118,114
7.721%, 6/04/38		96	105,600

	Principal Amount (000)		U.S. $ Value
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)	U.S.$	10	$10,400
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		180	183,150
6.50%, 4/30/20 (a)		110	114,125
Windstream Services LLC
6.375%, 8/01/23		240	214,800
7.50%, 4/01/23		120	114,600
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		130	133,094

			8,363,531

Consumer Cyclical - Automotive – 1.6%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		200	196,376
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		85	85,638
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		128	136,960
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		186	186,930
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		83	83,466
Dana Financing Luxembourg S.Ã r.l.
6.50%, 6/01/26 (a)		85	89,903
Dana, Inc.
5.375%, 9/15/21		97	100,637
Exide Technologies
7.00%, 4/30/25 (f)(h)(i)		12	7,373
Series AI
7.00%, 4/30/25 (c)(h)(i)		288	176,717
11.00%, 4/30/20 (g)(h)		108	84,054
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		61	60,161
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK),
9/15/21 (a)(h)		200	201,290

			1,409,505

Consumer Cyclical - Entertainment – 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		103	106,347
5.875%, 11/15/26 (a)		27	27,540
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		41	45,203
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		129	130,861
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		15	15,863

	Principal Amount (000)		U.S. $ Value
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)	U.S.$	117	$120,242

			446,056

Consumer Cyclical - Other – 4.0%
Beazer Homes USA, Inc.
5.75%, 6/15/19		50	52,000
7.50%, 9/15/21		40	41,500
8.75%, 3/15/22 (a)		33	35,888
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (b)(e)		217	165,462
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		112	116,900
CalAtlantic Group, Inc.
5.875%, 11/15/24		26	27,040
6.25%, 12/15/21		78	84,825
8.375%, 5/15/18		212	227,370
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)		85	87,975
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		20	20,800
4.875%, 11/01/20		26	27,300
5.375%, 11/01/23-4/15/26		50	52,876
International Game Technology
7.50%, 6/15/19		71	78,500
International Game Technology PLC
6.25%, 2/15/22 (a)		158	168,368
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		9	9,304
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		146	116,070
7.25%, 10/15/20 (a)		43	41,594
KB Home
4.75%, 5/15/19		197	201,186
7.00%, 12/15/21		76	81,890
7.50%, 9/15/22		35	37,888
8.00%, 3/15/20		20	22,225
Lennar Corp.
4.125%, 12/01/18		100	102,438
4.50%, 11/15/19		209	216,837
4.75%, 11/15/22		28	28,718
MDC Holdings, Inc.
5.50%, 1/15/24		20	20,550
5.625%, 2/01/20		80	85,200
6.00%, 1/15/43		123	107,625
Meritage Homes Corp.
6.00%, 6/01/25		73	74,825
7.00%, 4/01/22		15	16,500
MGM Resorts International
8.625%, 2/01/19		155	172,050
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		25	25,219
PulteGroup, Inc.

	Principal Amount (000)		U.S. $ Value
5.00%, 1/15/27	U.S.$	30	$29,513
6.00%, 2/15/35		183	176,595
7.875%, 6/15/32		36	39,780
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		25	25,000
6.125%, 4/01/25 (a)		206	207,287
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		107	109,140
5.875%, 4/15/23 (a)		81	84,240
Toll Brothers Finance Corp.
4.00%, 12/31/18		51	52,530
5.875%, 2/15/22		121	131,587
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		125	127,812
5.50%, 3/01/25 (a)		73	73,182

			3,603,589

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		132	137,534
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	3	3,642
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)		130	166,647

			307,823

Consumer Cyclical - Retailers – 1.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	134	130,315
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	130	106,301
CST Brands, Inc.
5.00%, 5/01/23	U.S.$	28	29,015
Group 1 Automotive, Inc.
5.00%, 6/01/22		138	139,725
Hanesbrands, Inc.
4.875%, 5/15/26 (a)		72	70,920
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		7	7,098
6.375%, 10/15/36		52	41,990
L Brands, Inc.
5.625%, 2/15/22		85	88,961
6.875%, 11/01/35		128	124,800
7.00%, 5/01/20		150	165,375
Levi Strauss & Co.
6.875%, 5/01/22		15	15,652
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		58	35,815
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		25	14,688
Penske Automotive Group, Inc.
5.50%, 5/15/26		88	87,560

	Principal Amount (000)		U.S. $ Value
PetSmart, Inc.
7.125%, 3/15/23 (a)	U.S.$	127	$124,777
Sonic Automotive, Inc.
5.00%, 5/15/23		15	14,475

			1,197,467

Consumer Non-Cyclical – 9.9%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		197	189,120
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)		84	83,475
6.625%, 6/15/24 (a)		86	89,629
Alere, Inc.
6.375%, 7/01/23 (a)		27	27,321
Aramark Services, Inc.
5.125%, 1/15/24		23	23,901
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK),
9/15/18 (a)(h)		135	82,350
9.25%, 2/15/19 (a)		224	184,755
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	25	30,750
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	151	170,836
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		92	101,598
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	689	501,247
8.00%, 11/15/19		33	29,370
Concordia International Corp.
7.00%, 4/15/23 (a)		18	6,604
9.50%, 10/21/22 (a)		205	87,125
Endo Finance LLC
5.75%, 1/15/22 (a)		163	142,014
Endo Finance LLC/Endo Finco, Inc.
7.25%, 1/15/22 (a)		25	22,625
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		247	210,567
6.50%, 2/01/25 (a)		63	51,266
Envision Healthcare Corp.
6.25%, 12/01/24 (a)		127	133,667
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		329	327,766
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	15	19,421
HCA, Inc.
3.75%, 3/15/19	U.S.$	342	347,985
4.25%, 10/15/19		636	658,260
4.50%, 2/15/27		47	46,354
5.25%, 6/15/26		84	87,570
6.50%, 2/15/20		522	570,285

	Principal Amount (000)		U.S. $ Value
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)	U.S.$	25	$25,938
Horizon Pharma, Inc.
6.625%, 5/01/23		114	109,725
Horizon Pharma, Inc./Horizon Pharma USA, Inc.
8.75%, 11/01/24 (a)		182	187,005
HRG Group, Inc.
7.875%, 7/15/19		157	164,065
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		16	17,280
9.625%, 10/01/21 (a)		216	231,552
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		23	23,058
4.875%, 11/01/26 (a)		23	23,029
LifePoint Health, Inc.
5.375%, 5/01/24 (a)		30	28,725
Mallinckrodt International Finance SA
3.50%, 4/15/18		98	97,510
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		84	72,345
5.625%, 10/15/23 (a)		110	97,487
5.75%, 8/01/22 (a)		118	109,445
MEDNAX, Inc.
5.25%, 12/01/23 (a)		34	35,105
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		117	124,166
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		84	87,990
Post Holdings, Inc.
5.00%, 8/15/26 (a)		132	127,627
6.00%, 12/15/22 (a)		19	19,950
7.75%, 3/15/24 (a)		10	11,069
8.00%, 7/15/25 (a)		51	57,375
Revlon Consumer Products Corp.
6.25%, 8/01/24		45	46,575
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		302	314,835
Spectrum Brands, Inc.
6.625%, 11/15/22		37	39,220
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	164	192,608
Tenet Healthcare Corp.
4.50%, 4/01/21	U.S.$	67	67,335
5.50%, 3/01/19		118	117,336
6.75%, 6/15/23		63	59,535
6.875%, 11/15/31		339	274,166
7.50%, 1/01/22 (a)		19	20,378
8.00%, 8/01/20		365	367,281
8.125%, 4/01/22		118	119,180
Tennessee Merger Sub, Inc.
6.375%, 2/01/25 (a)		71	69,758

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)	U.S.$	215	$162,862
5.875%, 5/15/23 (a)		372	283,185
6.125%, 4/15/25 (a)		770	576,537
6.75%, 8/15/18 (a)		129	127,226
Valvoline, Inc.
5.50%, 7/15/24 (a)		24	25,200
Vizient, Inc.
10.375%, 3/01/24 (a)		30	34,125

			8,773,649

Energy - 7.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)		79	84,925
Antero Resources Corp.
5.125%, 12/01/22		213	214,597
Berry Petroleum Co. LLC
6.50%, 9/15/22 (b)(e)		191	118,420
Bill Barrett Corp.
7.625%, 10/01/19		100	99,500
California Resources Corp.
5.00%, 1/15/20		34	27,795
5.50%, 9/15/21		64	49,440
6.00%, 11/15/24		17	12,708
8.00%, 12/15/22 (a)		154	137,060
Cenovus Energy, Inc.
3.00%, 8/15/22		18	17,542
3.80%, 9/15/23		8	7,958
4.45%, 9/15/42		106	94,637
5.70%, 10/15/19		33	35,648
6.75%, 11/15/39		5	5,617
CHC Helicopter SA
9.25%, 10/15/20 (b)(e)(g)		432	271,080
9.375%, 6/01/21 (b)(e)(g)		90	35,880
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		115	121,612
Chesapeake Energy Corp.
4.875%, 4/15/22		70	65,100
6.125%, 2/15/21		13	12,833
6.875%, 11/15/20		2	2,000
8.00%, 12/15/22-1/15/25 (a)		335	343,382
Continental Resources, Inc./OK
3.80%, 6/01/24		9	8,404
4.50%, 4/15/23		41	40,488
4.90%, 6/01/44		87	76,560
DCP Midstream Operating LP
3.875%, 3/15/23		19	18,335
5.60%, 4/01/44		91	82,696
Denbury Resources, Inc.
4.625%, 7/15/23		54	43,133
5.50%, 5/01/22		67	57,453
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		235	173,312

	Principal Amount (000)		U.S. $ Value
Energy Transfer Equity LP
7.50%, 10/15/20	U.S.$	215	$241,337
Ensco PLC
4.50%, 10/01/24		23	20,585
5.20%, 3/15/25		160	144,800
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		26	22,620
7.75%, 9/01/22		91	81,900
9.375%, 5/01/20		108	108,000
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		290	279,125
7.00%, 6/15/23		40	39,300
Gulfport Energy Corp.
6.375%, 5/15/25 (a)		61	62,525
Halcon Resources Corp.
8.625%, 2/01/20 (a)		47	49,115
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		41	41,359
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		173	128,885
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (b)(e)(g)		342	173,137
Murphy Oil Corp.
6.125%, 12/01/42		72	68,400
6.875%, 8/15/24		13	13,943
Noble Holding International Ltd.
7.20%, 4/01/25 (j)		68	67,320
8.20%, 4/01/45 (k)		90	83,362
Oasis Petroleum, Inc.
6.875%, 3/15/22		60	61,500
Pacific Drilling SA
5.375%, 6/01/20 (a)		141	70,853
Paragon Offshore PLC
6.75%, 7/15/22 (a)(b)(e)		70	11,900
7.25%, 8/15/24 (a)(b)(e)		291	49,470
PHI, Inc.
5.25%, 3/15/19		287	276,237
QEP Resources, Inc.
5.25%, 5/01/23		7	6,965
5.375%, 10/01/22		115	116,150
6.875%, 3/01/21		2	2,115
Range Resources Corp.
4.875%, 5/15/25		88	85,642
Rowan Cos., Inc.
5.85%, 1/15/44		121	99,825
7.375%, 6/15/25		72	75,240
SandRidge Energy, Inc. Zero Coupon, 10/04/20 (b)(i)		15	16,060
7.50%, 2/15/23 (b)(c)(d)		98	0
8.125%, 10/15/22 (b)(c)(d)		160	0
SM Energy Co.
5.00%, 1/15/24		65	61,913
5.625%, 6/01/25		40	39,000
6.75%, 9/15/26		19	19,760

	Principal Amount (000)		U.S. $ Value
Southern Star Central Corp.
5.125%, 7/15/22 (a)	U.S.$	120	$122,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		187	184,195
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/01/20		172	177,375
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		93	99,742
Transocean, Inc.
5.05%, 10/15/22 (k)		210	191,100
6.80%, 3/15/38		306	246,330
9.00%, 7/15/23 (a)		84	89,407
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(d)		157	0
10.00%, 12/31/20 (c)		4	3,600
10.00%, 12/31/20 (f)		3	2,700
Weatherford International Ltd.
5.95%, 4/15/42		29	22,684
6.50%, 8/01/36		97	82,207
6.75%, 9/15/40		11	9,213
7.00%, 3/15/38		112	96,880
9.875%, 2/15/24 (a)		231	249,480
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		95	84,372
5.00%, 3/15/19		60	61,050
WPX Energy, Inc.
5.25%, 9/15/24		66	64,990
6.00%, 1/15/22		48	49,920

			6,714,103

Other Industrial - 0.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		44	41,360
B456 Systems, Inc.
3.75%, 4/15/16 (b)(c)(i)		71	4,260
Belden, Inc.
5.50%, 9/01/22 (a)		129	133,193
5.50%, 4/15/23 (a)	EUR	21	24,113
General Cable Corp.
5.75%, 10/01/22	U.S.$	66	65,505
Laureate Education, Inc.
9.25%, 9/01/19 (a)		164	171,175
Modular Space Corp.
10.25%, 1/31/19 (a)(b)(e)		109	65,400

			505,006

Services - 1.1%
ADT Corp. (The)
3.50%, 7/15/22		80	75,600
4.125%, 6/15/23		89	84,884
APX Group, Inc.
7.875%, 12/01/22		123	133,455
8.75%, 12/01/20		108	112,050

	Principal Amount (000)		U.S. $ Value
GEO Group, Inc. (The)
5.125%, 4/01/23	U.S.$	13	$12,773
5.875%, 1/15/22-10/15/24		55	56,126
6.00%, 4/15/26		14	14,105
IHS Markit Ltd.
5.00%, 11/01/22 (a)		93	96,371
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		340	368,475

			953,839

Technology - 3.3%
Avaya, Inc.
7.00%, 4/01/19 (a)(b)(e)		115	95,162
10.50%, 3/01/21 (a)(b)(e)		435	118,537
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		260	250,900
BMC Software, Inc.
7.25%, 6/01/18		2	2,020
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		78	81,120
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		100	112,625
Dell, Inc.
6.50%, 4/15/38		179	170,050
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21 (a)		110	116,035
7.125%, 6/15/24 (a)		108	118,247
EMC Corp.
1.875%, 6/01/18		313	311,403
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		125	127,187
First Data Corp.
5.00%, 1/15/24 (a)		84	85,103
7.00%, 12/01/23 (a)		106	112,413
General Cable Corp.
4.50%, 11/15/29 (i)		101	83,956
Goodman Networks, Inc.
12.125%, 7/01/18 (c)		205	85,075
Infor US, Inc.
6.50%, 5/15/22		99	101,599
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	75	100,539
Iron Mountain, Inc.
4.375%, 6/01/21 (a)	U.S.$	70	72,100
6.00%, 10/01/20 (a)		25	26,188
Micron Technology, Inc.
5.25%, 8/01/23 (a)		30	30,075
5.50%, 2/01/25		213	214,065
5.875%, 2/15/22		169	175,654

	Principal Amount (000)		U.S. $ Value
Nokia Oyj
5.375%, 5/15/19	U.S.$	15	$15,713
6.625%, 5/15/39		48	50,276
Sanmina Corp.
4.375%, 6/01/19 (a)		125	128,750
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		32	36,400
Western Digital Corp.
10.50%, 4/01/24 (a)		64	75,360

			2,896,552

Transportation - Services - 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		93	85,095
5.50%, 4/01/23		28	27,160
CEVA Group PLC
9.00%, 9/01/21 (a)		75	50,250
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	24	27,072
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	365	306,600
5.875%, 10/15/20		101	95,445
XPO CNW, Inc.
6.70%, 5/01/34		121	99,220
7.25%, 1/15/18		43	44,123
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		9	9,293
6.50%, 6/15/22 (a)		101	105,292

			849,550

			52,289,182

Financial Institutions - 8.8%
Banking - 4.9%
Ally Financial, Inc.
3.25%, 2/13/18		101	102,136
4.125%, 3/30/20		416	422,760
4.75%, 9/10/18		192	198,240
8.00%, 12/31/18-11/01/31		363	412,062
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(l)	EUR	200	233,172
Banco Santander SA
6.25%, 3/12/19 (a)(l)		200	205,379
Barclays Bank PLC
6.86%, 6/15/32 (a)(l)	U.S.$	50	56,625
Barclays PLC
8.00%, 12/15/20 (l)	EUR	200	232,909
BBVA International Preferred SAU
1.337% (EURIBOR 3 Month + 1.65%), 3/22/17 (l)(m)		29	26,953
1.636% (EURIBOR 3 Month + 1.95%), 3/20/17 (a)(l)(m)		50	46,958
Citigroup, Inc.
5.95%, 1/30/23 (l)	U.S.$	178	183,740

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	159	$194,934
Credit Agricole SA
7.589%, 1/30/20 (l)	GBP	150	206,957
HT1 Funding GmbH
6.352%, 6/30/17 (l)	EUR	129	124,982
Lloyds Bank PLC
4.385%, 5/12/17 (l)		50	57,852
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(l)	U.S.$	100	107,500
6.657%, 5/21/37 (a)(l)		75	81,563
Royal Bank of Scotland Group PLC
3.625%, 3/25/24 (a)	EUR	178	194,666
8.00%, 8/10/25 (l)	U.S.$	110	106,714
8.625%, 8/15/21(l)		400	413,000
Series U
7.64%, 9/30/17 (l)		300	279,000
Societe Generale SA
5.922%, 4/05/17 (a)(l)		132	131,835
8.00%, 9/29/25 (a)(l)		108	108,810
Standard Chartered PLC
7.50%, 4/02/22 (a)(l)		230	230,805
Zions Bancorporation
5.65%, 11/15/23		48	49,008

			4,408,560

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.62%, 1/24/13 (b)(n)		1,453	86,453

Finance - 2.7%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(h)		232	6,952
CIT Group, Inc.
3.875%, 2/19/19		20	20,425
5.25%, 3/15/18		178	183,963
5.50%, 2/15/19 (a)		622	654,394
Creditcorp
12.00%, 7/15/18 (f)		114	91,200
Enova International, Inc.
9.75%, 6/01/21		132	133,650
Navient Corp.
4.625%, 9/25/17		144	145,620
4.875%, 6/17/19		353	355,429
5.00%, 10/26/20		162	160,785
5.875%, 3/25/21		2	2,007
7.25%, 1/25/22		44	45,265
8.00%, 3/25/20		335	360,125
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		243	222,952

			2,382,767

	Principal Amount (000)		U.S. $ Value
Insurance - 0.4%
American Equity Investment Life Holding Co.
6.625%, 7/15/21	U.S.$	30	$31,419
Genworth Holdings, Inc.
4.80%, 2/15/24		30	24,300
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		237	270,773

			326,492

Other Finance - 0.5%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		12	10,095
Curo Group Holdings Corp.
12.00%, 11/15/17 (f)		95	94,525
iPayment, Inc.
9.50%, 12/15/19 (f)		207	217,425
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	88	102,358
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (f)	U.S.$	6	6,135

			430,538

REITS - 0.2%
FelCor Lodging LP
6.00%, 6/01/25		68	71,570
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		136	133,620
5.50%, 5/01/24		7	7,105

			212,295

			7,847,105

Utility - 2.1%
Electric - 2.1%
AES Corp./VA
4.875%, 5/15/23		110	109,450
7.375%, 7/01/21		174	195,750
Calpine Corp.
5.50%, 2/01/24		15	14,625
5.75%, 1/15/25		283	276,632
7.875%, 1/15/23 (a)		29	30,233
DPL, Inc.
6.75%, 10/01/19		86	87,720
Dynegy, Inc.
5.875%, 6/01/23		26	23,660
6.75%, 11/01/19		111	113,914
7.375%, 11/01/22		177	174,787
7.625%, 11/01/24		23	21,908
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		86	93,740
GenOn Energy, Inc.
7.875%, 6/15/17		152	117,800
NRG Energy, Inc.

	Principal Amount (000)		U.S. $ Value
6.25%, 7/15/22-5/01/24	U.S.$	254	$258,957
7.875%, 5/15/21		33	34,238
Talen Energy Supply LLC
4.60%, 12/15/21		114	92,625
6.50%, 5/01/18-6/01/25		105	97,437
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(b)(c)(d)		201	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	114	131,087

			1,874,563

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	85	87,975

Total Corporates - Non-Investment Grade (cost $61,866,746)			62,098,825

CORPORATES - INVESTMENT GRADE - 12.0%
Industrial - 6.4%
Basic - 0.4%
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		40	46,400
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		16	16,480
Glencore Funding LLC
4.00%, 4/16/25 (a)		17	16,918
4.625%, 4/29/24 (a)		27	27,938
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20		132	137,313
Southern Copper Corp.
3.875%, 4/23/25		140	139,634

			384,683

Capital Goods - 0.5%
Embraer Netherlands Finance BV
5.40%, 2/01/27		137	137,804
General Electric Co.
Series D
5.00%, 1/21/21 (l)		172	178,880
Masco Corp.
5.95%, 3/15/22		60	67,014
7.125%, 3/15/20		30	34,177

			417,875

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		216	227,126

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.2%
Qwest Corp.
6.75%, 12/01/21	U.S.$	173	$190,180
6.875%, 9/15/33		38	36,891

			227,071

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
3.10%, 1/15/19		90	91,262

Consumer Cyclical - Other - 0.3%
DR Horton, Inc.
4.00%, 2/15/20		152	157,689
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		94	95,410

			253,099

Consumer Non-Cyclical - 2.3%
AbbVie, Inc.
2.30%, 5/14/21		436	429,064
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		129	129,752
Constellation Brands, Inc.
3.75%, 5/01/21		72	74,743
4.25%, 5/01/23		20	20,994
7.25%, 5/15/17		248	251,968
Newell Brands, Inc.
3.15%, 4/01/21		297	301,507
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		89	89,970
5.875%, 8/01/21 (a)		162	169,113
6.625%, 8/15/22		20	21,225
7.75%, 7/01/17		213	218,389
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19		132	129,633
Universal Health Services, Inc.
4.75%, 8/01/22 (a)		219	220,369

			2,056,727

Energy - 1.7%
Devon Energy Corp.
3.25%, 5/15/22		87	87,298
Enterprise Products Operating LLC Series A
4.59% (LIBOR 3 Month + 3.71%), 8/01/66 (m)		14	13,651
Hess Corp.
4.30%, 4/01/27		268	268,445
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		39	48,684
Marathon Oil Corp.
3.85%, 6/01/25		182	178,673
5.20%, 6/01/45		34	33,247
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		82	85,690

	Principal Amount (000)		U.S. $ Value
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	U.S.$	10	$10,366
5.00%, 10/01/22		53	57,027
5.50%, 4/15/23		107	111,327
Shell International Finance BV
2.25%, 11/10/20		390	390,662
Williams Partners LP
3.35%, 8/15/22		134	134,143
5.10%, 9/15/45		76	75,912

			1,495,125

Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21(a)		130	135,296
6.02%, 6/15/26(a)		85	91,773
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (j)		12	12,699
Micron Technology, Inc.
7.50%, 9/15/23 (a)		61	67,710
Seagate HDD Cayman
4.75%, 1/01/25		96	93,240
4.875%, 6/01/27		26	24,428
Western Digital Corp.
7.375%, 4/01/23 (a)		123	135,300

			560,446

			5,713,414

Financial Institutions - 5.0%
Banking - 2.6%
BNP Paribas SA
7.625%, 3/30/21 (a) (l)		200	210,000
BPCE SA
5.70%, 10/22/23 (a)		282	301,210
Danske Bank A/S
5.684%, 2/15/17 (l)	GBP	80	100,820
Deutsche Bank AG
Series G	U.S.$	173	172,306
3.375%, 5/12/21
HSBC Capital Funding Dollar 1 LP
10.176%, 6/30/30 (a) (l)		64	95,002
HSBC Holdings PLC
6.00%, 9/29/23 (a) (l)	EUR	200	227,580
JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	166	163,118
Series V
5.00%, 7/01/19(l)		16	16,020
Nationwide Building Society
4.00%, 9/14/26 (a)		250	238,417
Royal Bank of Scotland Group PLC
3.875%, 9/12/23		200	194,369
Santander UK Group Holdings PLC
2.875%, 8/05/21		200	197,502
Standard Chartered PLC
3.95%, 1/11/23 (a)		200	199,586

	Principal Amount (000)		U.S. $ Value
UBS Group Funding Jersey Ltd.
2.65%, 2/01/22 (a)	U.S.$	220	$213,535

			2,329,465

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22		15	15,904
GFI Group, Inc.
8.375%, 7/19/18		117	125,190

			141,094

Finance - 0.4%
AerCap Aviation Solutions BV
6.375%, 5/30/17		100	101,500
International Lease Finance Corp.
8.75%, 3/15/17		57	57,460
8.875%, 9/01/17		221	229,840
			388,800
Insurance - 1.2%
Aetna, Inc.
2.40%, 6/15/21		369	370,346
Allstate Corp. (The)
6.50%, 5/15/57		36	41,130
Chubb Corp. (The)
6.375%, 4/15/37		27	26,339
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		106	164,166
Progressive Corp. (The)
6.70%, 6/15/37		157	155,430
Prudential Financial, Inc.
5.625%, 6/15/43		240	252,900
XLIT Ltd.
Series E
6.50%, 4/15/17 (l)		38	32,015

			1,042,326

REITS - 0.7%
DDR Corp.
7.875%, 9/01/20		40	46,557
EPR Properties
7.75%, 7/15/20		166	188,791
HCP, Inc.
4.25%, 11/15/23		170	176,745
Senior Housing Properties Trust
6.75%, 12/15/21		30	33,647
VEREIT Operating Partnership LP
4.875%, 6/01/26		27	27,525
Welltower, Inc.
4.95%, 1/15/21		113	121,753

			595,018

			4,496,703

	Principal Amount (000)		U.S. $ Value
Utility - 0.6%
Electric - 0.4%
FirstEnergy Corp.
Series A
2.75%, 3/15/18	U.S.$	20	$20,151
Series B
4.25%, 3/15/23		29	30,293
Series C
7.375%, 11/15/31		147	191,575
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		119	109,480

			351,499

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		150	154,856

			506,355

Total Corporates - Investment Grade (cost $10,493,332)			10,716,472

BANK LOANS - 4.4%
Industrial - 4.2%
Basic - 0.3%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75% (LIBOR 3 Month + 2.75%), 6/30/19 (o)		84	84,104
Ineos US Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 3/31/22 (o)		161	161,363
Magnetation LLC
12.00%, 10/14/16 (b) (c) (d) (h) (n)		259	33,690

			279,157

Capital Goods - 0.2%
Serta Simmons Bedding, LLC
9.00% (LIBOR 3 Month + 8.00%), 11/08/24 (o)		176	177,906

Consumer Cyclical - Automotive - 0.2%
Cooper-Standard Automotive Inc.
3.75% (LIBOR 3 Month + 2.75%), 11/02/23 (o)		40	40,475
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (o)		110	110,950

			151,425

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
4.00% (LIBOR 3 Month + 3.00%), 12/15/22 (o)		132	132,428

	Principal Amount (000)		U.S. $ Value
Seaworld Parks & Entertainment, Inc.
(f/k/a SW Acquisitions Co., Inc.)
4.25% (LIBOR 3 Month + 3.25%), 5/14/20 (o)	U.S.$	86	$86,818

			219,246

Consumer Cyclical - Other - 0.6%
Beazer Homes USA, Inc.
6.75% (LIBOR 3 Month + 5.50%), 3/11/18 (c) (o)		12	11,596
CityCenter Holdings, LLC
3.75% (LIBOR 3 Month + 2.75%), 10/16/20 (o)		193	194,958
La Quinta Intermediate Holdings L.L.C.
3.77% (LIBOR 3 Month + 2.75%), 4/14/21 (o)		136	136,061
Scientific Games International, Inc.
6.02% (LIBOR 3 Month + 5.00%), 10/01/21 (o)		90	91,036
Station Casinos LLC
3.77% (LIBOR 1 Month + 3.00%), 6/08/23 (o)		92	92,682

			526,333

Consumer Cyclical - Retailers - 0.5%
Harbor Freight Tools USA, Inc.
3.78% (LIBOR 1 Month + 3.00%), 8/18/23 (o)		113	113,309
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (o)		85	84,793
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23 (o)		250	246,076

			444,178

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
3.78% (LIBOR 1 Month + 3.00%), 2/16/23 (o)		7	6,911
Air Medical Group Holdings, Inc.
4.25% (LIBOR 3 Month + 3.25%), 4/28/22 (o)		75	74,428
Arbor Pharmaceuticals, LLC
6.00% (LIBOR 3 Month + 5.00%), 7/05/23 (o)		132	133,986
DJO Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 6/08/20 (o)		86	84,246
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 6 Month + 3.75%), 8/17/18 (o)		83	81,106

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance S.A.
3.75% (LIBOR 3 Month + 2.75%), 3/19/21 (o)	U.S.$	103	$103,152
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã r.l.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (o)		9	9,235
Vizient, Inc.
5.00% (LIBOR 3 Month + 4.00%), 2/13/23 (o)		7	6,681

			499,745

Energy - 0.4%
California Resources Corporation
11.38% (LIBOR 3 Month + 10.38%), 12/31/21 (o)		159	178,614
Chesapeake Energy Corporation
8.50% (LIBOR 3 Month + 7.50%), 8/23/21 (o)		47	51,339
EP Energy LLC (fka Everest Acquisition LLC)
9.75% (LIBOR 3 Month + 8.75%), 6/30/21 (o)		90	93,769

			323,722

Other Industrial - 0.5%
Conduent Incorporated
6.25% (LIBOR 2 Month + 5.50%), 12/07/23 (o)		17	17,290
Gardner Denver, Inc.
4.57% (LIBOR 6 Month + 3.25%), 7/30/20 (o)		77	75,753
Gates Global LLC
4.25% (LIBOR 3 Month + 3.25%), 7/06/21 (o)		52	51,882
Manitowoc Foodservice, Inc.
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (o)		2	1,704
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (o)		85	85,460
Travelport Finance (Luxembourg) S.Ã r.l.
4.25% (LIBOR 3 Month + 3.25%), 9/02/21 (o)		129	130,434
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (o)	EUR	63	67,849

			430,372

Technology - 0.8%
Avaya Inc.
6.28% (LIBOR 3 Month + 5.25%) 5/29/20 (p)	U.S.$	219	181,440

	Principal Amount (000)		U.S. $ Value
MTS Systems Corporation
5.03% (LIBOR 1 Month + 4.25%), 7/05/23 (o)	U.S.$	93	$94,014
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 3 Month + 8.00%), 8/26/17 (c) (o)		73	59,564
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (o)		208	209,629
Veritas US Inc.
6.63% (LIBOR 3 Month + 5.63%), 1/27/23 (o)		145	137,336

			681,983

			3,734,067

Financial Institutions - 0.2%
Finance - 0.2%
Delos Finance S.Ã r.l.
3.50% (LIBOR 3 Month + 2.25%), 10/06/23 (o)		151	151,539

Total Bank Loans (cost $4,060,167)			3,885,606

	Shares
COMMON STOCKS - 2.8%
Consumer Discretionary - 0.8%
Auto Components - 0.0%
Exide Technologies (b)		3,472	3,055

Automobiles - 0.1%
General Motors Co.		1,860	68,095

Hotels, Restaurants & Leisure - 0.3%
eDreams ODIGEO SA (b)		41,613	141,317
Eldorado Resorts, Inc. (b)		6,619	102,595

			243,912

Household Durables - 0.2%
Hovnanian Enterprises, Inc. - Class A (b)		11,241	26,641
MDC Holdings, Inc.		3,235	87,474
Taylor Morrison Home Corp. - Class A (b)		4,800	93,120

			207,235

Media - 0.2%
Clear Channel Outdoor Holdings, Inc.-Class A		10,500	51,975
DISH Network Corp. - Class A (b)		860	50,886
Townsquare Media, Inc. - Class A (b)		8,330	88,965

			191,826

			714,123

Company	Shares	U.S. $ Value
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. (b)	10,350	$66,757
EP Energy Corp. - Class A (b)	8,583	44,975
Halcon Resources Corp. (b)	946	7,984
Peabody Energy Corp. (b)	947	2,159
SandRidge Energy, Inc. (b)	1,203	24,674
Triangle Petroleum Corp. (b)	10,455	2,725
Vantage Drilling International (b)(c)	282	34,122
Whiting Petroleum Corp. (b)	4,909	54,441

		237,837

Financials - 0.1%
Consumer Finance - 0.0%
Enova International, Inc. (b)	2,564	36,153

Diversified Financial Services - 0.1%
iPayment, Inc. (b)(c)(d)	12,411	40,956

		77,109

Health Care - 0.3%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. (b)	14,795	94,688
LifePoint Health, Inc. (b)	1,419	84,218
Quorum Health Corp. (b)	646	5,678

		184,584

Pharmaceuticals - 0.1%
Endo International PLC (b)	6,538	80,025

		264,609

Industrials - 0.8%
Consumer Cyclical - Automotive - 0.0%
Exide Corp. (b)(g)	1,755	1,544

Energy Other - 0.7%
Tervita Corp. (b)(c)(d)	85,763	692,036

Machinery - 0.1%
Navistar International Corp. (b)	2,580	70,357

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (b)	55,000	3,587

		767,524

Information Technology - 0.2%
IT Services - 0.2%
Travelport Worldwide Ltd.	9,513	136,606

Software - 0.0%
Dell Technologies, Inc. - Class V (b)	412	25,952

		162,558

Company	Shares	U.S. $ Value
Materials - 0.3%
Chemicals - 0.1%
LyondellBasell Industries NV-Class A	606	$56,522

Metals & Mining - 0.2%
ArcelorMittal (New York) (b)	10,351	80,634
Cliffs Natural Resources, Inc. (b)	4,358	38,220
Constellium NV - Class A (b)	12,696	95,220
Neenah Enterprises, Inc. (b)(c)(d)	15,377	41,056

		255,130

		311,652

Total Common Stocks (cost $2,439,918)		2,535,412

PREFERRED STOCKS - 1.5%
Financial Institutions - 1.2%
Banking - 0.3%
GMAC Capital Trust I
6.691%	1,225	31,483
Morgan Stanley
5.85% (b)	6,225	156,372
US Bancorp
Series F
6.50%	3,625	106,031

		293,886

REITS - 0.9%
Sovereign Real Estate Investment Trust
12.00% (a)	624	773,760

		1,067,646

Industrial - 0.3%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (b)	1,680	12,684

Energy - 0.3%
Berry Petroleum Co. LLC
0.00% (b)(c)(d)	6,250	62,500
Sanchez Energy Corp.
4.875%	3,300	132,660
Tervita Corp.
0.00 (b)(c)(d)	2,055	16,582

		211,742

		224,426

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%	1,450	37,932

Total Preferred Stocks (cost $1,427,644)		1,330,004

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 1.2%
Mexico - 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	4,125	$176,025

United States - 1.0%
U.S. Treasury Bonds
3.125%, 11/15/41	U.S.$	464	471,633
U.S. Treasury Notes
1.875%, 8/31/22		440	435,789

			907,422

Total Governments - Treasuries (cost $1,119,791)			1,083,447

ASSET-BACKED SECURITIES - 1.1%
Home Equity Loans - Floating Rate - 0.6%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (j)		197	195,179
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (j)		289	144,419
Lehman XS Trust
Series 2007-6, Class 3A5
4.986%, 5/25/37 (j)		146	206,891

			546,489

Other ABS - Floating Rate - 0.3%
CIFC Funding Ltd.
Series 2015-4A, Class D
6.38% (LIBOR 3 Month + 5.50%), 10/20/27 (a) (m)		250	241,925

Other ABS - Fixed Rate - 0.2%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)		55	55,079
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		100	100,131

			155,210

Total Asset-Backed Securities (cost $856,111)			943,624

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Risk Share Floating Rate - 0.8%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.921% (LIBOR 1 Month + 7.15%), 7/25/23 (m)		50	60,137
Series 2013-DN2, Class M2

	Principal Amount (000)		U.S. $ Value
5.021% (LIBOR 1 Month + 4.25%), 11/25/23 (m)	U.S.$	180	$192,524
Series 2014-DN1, Class M3
5.271% (LIBOR 1 Month + 4.50%), 2/25/24 (m)		125	138,593
Series 2014-HQ2, Class M3
4.521% (LIBOR 1 Month + 3.75%), 9/25/24 (m)		185	196,546
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.021% (LIBOR 1 Month + 5.25%), 10/25/23 (m)		50	56,255
Series 2014-C01, Class M2
5.171% (LIBOR 1 Month + 4.40%), 1/25/24 (m)		93	100,948
Series 2015-C03, Class 1M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		25	27,343
Series 2015-C03, Class 2M2
5.771% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		10	10,932

			783,278

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		24	19,407
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		40	33,531

			52,938

Total Collateralized Mortgage Obligations (cost $793,567)			836,216

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.9%
Capital Goods - 0.2%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		325	140,563

Communications - Telecommunications - 0.1%
Digicel Ltd.
6.75%, 3/01/23 (a)		125	116,172

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/18 (b) (e) (f)	EUR	81	7,205

Consumer Non-Cyclical - 0.6%
Arcelik AS
5.00%, 4/03/23 (a)	U.S.$	98	93,100
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		200	198,000

	Principal Amount (000)		U.S. $ Value
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(b)(c)(e)(h)	U.S.$	20	$2,165
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (a)(h)		211	168,908
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(e)(f)		330	24,750

			486,923

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		27	27,501

Total Emerging Markets - Corporate Bonds
(cost $1,304,023)			778,364

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.60%, 11/01/40		85	126,368
7.95%, 3/01/36		185	214,809

Total Local Governments - Municipal Bonds
(cost $270,836)			341,177

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Non-Agency Fixed Rate CMBS - 0.3%
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		4	4,422
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.507%, 7/10/47 (a)		50	43,120
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.945%, 1/10/47 (a)		100	86,474
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.886%, 1/15/47 (a)		100	93,250
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ
5.484%, 2/15/40		14	13,750
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		4	3,959

Total Commercial Mortgage-Backed Securities
(cost $265,384)			244,975

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Brazil - 0.2%
Petrobras Global Finance BV
6.75%, 1/27/41		119	105,946
8.375%, 5/23/21		80	89,200

			195,146

	Principal Amount (000)		U.S. $ Value
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45	U.S.$	52	$45,760

Total Governments - Sovereign Agencies (cost $212,959)			240,906

EMERGING MARKETS - SOVEREIGNS - 0.2%
Argentina - 0.1%
Argentine Republic Government
International Bond
5.625%, 1/26/22 (a)		90	90,225

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27		134	71,020

Total Emerging Markets - Sovereigns (cost $209,292)			161,245

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
iShares Russell 2000 ETF (q) (cost $95,612)		834	112,782

WARRANTS - 0.1%
Financials - 0.1%
Diversified Financial Services - 0.1%
iPayment Holdings, Inc., expiring 12/29/22 (b)(c)(d)		73,570	38,992

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(c)		2,950	16,225
SandRidge Energy, Inc.-A-CW22, expiring 10/04/22 (b)		6,778	13,556
SandRidge Energy, Inc.-B-CW22, expiring 10/04/22 (b)		2,849	8,832

			38,613

Materials - 0.0%
Communications Equipment - 0.0%
FairPoint Communications, Inc., expiring
1/24/18 (b)(c)		3,340	33

Total Warrants (cost $80,900)			77,638

	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/TRY
Expiration: Apr 2017, Exercise Price: TRY 3.65 (b)(r)	600,000	$617
USD/MXN
Expiration: Apr 2017, Exercise Price: MXN 21.33 (b)(r)	688,000	25,090

		25,707

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 218.00 (b)(s)	182	6,006
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 225.00 (b)(s)	139	14,595

		20,601

Options on Equities - 0.0%
United Rentals, Inc.
Expiration: Mar 2017, Exercise Price: $ 105.00 (b)(s)	106	9,010

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 27, 5 Year Index RTP,
Deutsche Bank AG (Buy Protection) Expiration: Feb 2017, Exercise Rate: 104.00% (b)	4,590	2,796

Total Options Purchased - Puts (premiums paid $68,541)		58,114

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Feb 2017, Exercise Price: $ 236.00 (b)(s)
(premiums paid $9,741)	278	1,529

	Shares
SHORT-TERM INVESTMENTS - 5.9%
Investment Companies - 5.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (q)(t) (cost $5,290,400)	5,290,400	5,290,400

U.S. $ Value
Total Investments - 102.0%
(cost $90,864,964) (u)	$90,736,736
Other assets less liabilities - (2.0)% (v)	(1,803,435)

Net Assets - 100.0%	$88,933,301

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	13	March 2017	$447,935	$453,843	$5,908
U.S. T-Note 10 Yr (CBT) Futures	35	March 2017	4,369,875	4,356,407	(13,468)
Sold Contracts
Russell 2000 Mini Futures	6	March 2017	403,957	407,850	(3,893)
S&P 500 E Mini Futures	6	March 2017	661,416	682,350	(20,934)

					$(32,387)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	1,442	USD	457	2/02/17	$(783)
Citibank, NA	USD	461	BRL	1,442	2/02/17	(3,527)
Citibank, NA	USD	225	RUB	13,610	2/16/17	1,023
Citibank, NA	GBP	985	USD	1,216	3/09/17	(23,478)
Citibank, NA	TWD	14,162	USD	443	3/10/17	(12,587)
Citibank, NA	KRW	502,334	USD	428	3/14/17	(8,146)
Citibank, NA	USD	449	BRL	1,442	4/04/17	1,052
Citibank, NA	EUR	2,992	USD	3,226	4/12/17	(13,843)
Credit Suisse International	EUR	19	TRY	81	4/13/17	62
Credit Suisse International	TRY	778	EUR	184	4/13/17	(2,708)
Goldman Sachs Bank USA	EUR	165	TRY	684	4/13/17	(636)
Morgan Stanley Capital Services, Inc.	BRL	1,442	USD	461	2/02/17	3,527
Morgan Stanley Capital Services, Inc.	USD	436	BRL	1,442	2/02/17	21,889
Morgan Stanley Capital Services, Inc.	USD	254	PEN	862	3/03/17	8,835
Nomura Global Financial Products, Inc.	CNY	2,709	USD	387	2/14/17	(7,497)
State Street Bank & Trust Co.	CAD	1,581	USD	1,192	2/03/17	(23,028)
State Street Bank & Trust Co.	USD	31	MXN	655	2/17/17	790
State Street Bank & Trust Co.	SGD	584	USD	409	3/14/17	(5,491)
State Street Bank & Trust Co.	AUD	572	USD	431	4/06/17	(2,533)
State Street Bank & Trust Co.	EUR	207	USD	222	4/12/17	(2,057)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	MXN	4,330	USD	195	4/24/17	$	(9,885)

						$	(79,021)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received		U.S. $ Value
SPDR S&P 500 ETF Trust (s)	182	$211.00	February 2017	$	7,455	$	(2,821)
SPDR S&P 500 ETF Trust (s)	139	216.00	February 2017		2,635		(3,545)

				$	10,090	$	(6,366)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 27, 5 Year Index RTR	Deutsche Bank AG	Buy	107.00	February 2017	$4,590	$8,033	$(1,903)
Put - CDX-NAHY Series 27, 5 Year Index RTP	Deutsche Bank AG	Sell	101.00	February 2017	4,590	1,606	(341)

						$9,639	$(2,244)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received		U.S. $ Value
Call - EUR vs.TRY	TRY 4.50	4/12/17	TRY	600	$	9,530	$(4,728)
Call - USD vs. MXN	MXN 23.50	4/20/17	MXN	688		10,114	(2,926)

					$	19,644	$(7,654)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	3.16%	$494	$(38,245)	$(27,477)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)%	2.81%	EUR 14		$(1,415)	$(547)
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	3.16	$1,091		(84,465)	(38,431)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	3.16	1,119		(86,633)	(40,051)
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	3.53	9,320		(631,147)	(181,134)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	(1.00)	0.18	227		(2,842)	(1,968)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.45	3,279		(54,576)	(34,144)
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	(5.00)	1.04	EUR0	**	(14)	(42)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	2.81	46		(4,649)	(1,819)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	3.16	$2,724		210,891	107,108
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	5.00	3.53	2,230		151,015	11,464

					$(542,080)	$(207,041)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$300	1/15/26	1.978%	3 Month LIBOR	$8,600
Citigroup Global Markets, Inc./(CME Group)	170	2/16/26	1.625%	3 Month LIBOR	9,143
Citigroup Global Markets, Inc./(CME Group)	150	3/31/26	1.693%	3 Month LIBOR	7,485
Citigroup Global Markets, Inc./(CME Group)	100	5/03/26	1.770%	3 Month LIBOR	4,696
Morgan Stanley & Co., LLC/(CME Group)	2,835	9/02/25	2.248%	3 Month LIBOR	(8,864)
Morgan Stanley & Co., LLC/(CME Group)	661	1/15/26	1.978%	3 Month LIBOR	18,948
Morgan Stanley & Co., LLC/(CME Group)	481	2/16/26	1.625%	3 Month LIBOR	25,871
Morgan Stanley & Co., LLC/(CME Group)	800	6/01/26	1.714%	3 Month LIBOR	42,766

					$108,645

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)%	164.68%	$103	$58,699	$59,678	$(979)
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/19, 3/20/17*	(5.00)	3.05	269	(2,286)	(717)	(1,569)
Citibank, NA
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	0.75	150	(1,742)	(692)	(1,050)
Bombardier, Inc., 7.45%, 5/01/34, 3/20/17*	(5.00)	0.75	151	(1,754)	(675)	(1,079)
United States Steel Corp., 6.65%, 6/01/37, 3/20/17*	(5.00)	0.25	278	(3,417)	(966)	(2,451)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	8.01	180	24,096	23,760	336
Deutsche Bank AG
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	306.91	14	8,235	555	7,680
Goldman Sachs Bank USA
CHS/Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	2.20	299	(2,894)	(1,242)	(1,652)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.32	271	(569)	278	(847)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	16.69	277	2,688	(1,036)	3,724
Goldman Sachs International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
British Telecommunications PLC, 5.75%, 12/07/28, 6/20/20*	(1.00)%	0.56%	EUR	880	$(14,678)	$(15,918)	$1,240
British Telecommunications PLC, 5.75%, 12/07/28, 6/20/20*	(1.00)	0.56		170	(2,835)	(4,184)	1,349
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)	8.01		$390	52,208	52,111	97
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68		50	28,495	27,371	1,124
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/21*	(5.00)	164.68		50	28,494	28,514	(20)
Morgan Stanley Capital Services LLC
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	306.91		17	9,410	634	8,776
Sale Contracts
Barclays Bank PLC
Altice Finco SA, 9.00%, 6/15/23, 12/20/20*	5.00	2.72	EUR	40	3,916	1,628	2,288
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17, 6/20/19*	5.00	0.52		$153	16,834	8,206	8,628
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	185.58		63	(35,915)	(38,715)	2,800
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/17, 9/20/20*	5.00	13.40		47	(11,277)	(9,740)	(1,537)
K. Hovnanian Enterprises, Inc., 7.00%, 1/15/17, 9/20/20*	5.00	13.40		117	(28,072)	(24,207)	(3,865)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Unitymedia GmbH, 6.125%, 1/15/25, 12/20/20*	5.00%	1.42%	EUR	70	$10,796	$10,471	$325
Credit Suisse International
Altice Finco SA, 9.00%, 6/15/23, 12/20/20*	5.00	2.72		100	9,791	4,037	5,754
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01		$29	(3,878)	(3,771)	(107)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01		69	(9,227)	(8,327)	(900)
SFR Group SA, 5.375%, 5/15/22, 12/20/20*	5.00	2.75	EUR	80	7,719	6,336	1,383
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03		$252	(15,502)	(18,311)	2,809
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03		75	(4,614)	(5,309)	695
Goldman Sachs Bank USA
CHS/Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	9.72		201	(17,395)	7,144	(24,539)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	185.58		66	(37,625)	(53,130)	15,505
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	50.95		201	(124,909)	2,848	(127,757)
Goldman Sachs International
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00	3.87		20	1,096	770	326
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00	3.87		9	493	234	259

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credi tSpread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00%	3.87%	$15	$822	$577	$245
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00	3.87	22	1,205	984	221
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00	3.87	13	712	582	130
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25, 12/20/21*	5.00	3.87	30	1,644	1,472	172
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	35	(4,681)	(4,729)	48
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	121	(16,181)	(16,298)	117
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	35	(4,680)	(4,605)	(75)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	60	(8,024)	(7,885)	(139)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	42	(5,601)	(5,244)	(357)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	227	(30,356)	(29,776)	(580)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	8.01	278	(37,178)	(34,719)	(2,459)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.03	332	(20,423)	(24,815)	4,392

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00%	4.03%		$11	$(677)	$(778)	$101
iHeartCommunications, Inc.,
6.875%, 6/15/18, 12/20/20*	5.00	185.58		15	(8,551)	(10,655)	2,104
iHeartCommunications, Inc.,
6.875%, 6/15/18, 6/20/21*	5.00	174.85		70	(39,899)	(42,287)	2,388
iHeartCommunications, Inc.,
6.875%, 6/15/18, 6/20/21*	5.00	174.85		20	(11,400)	(12,521)	1,121
K. Hovnanian Enterprises, Inc.,
7.00%, 1/15/17, 9/20/20*	5.00	13.40		10	(2,399)	(2,363)	(36)
K. Hovnanian Enterprises, Inc.,
7.00%, 1/15/17, 9/20/20*	5.00	13.40		42	(10,077)	(8,187)	(1,890)
United States Steel Corp.,
6.65%, 6/01/37, 12/20/21*	5.00	4.38		50	1,630	(3,942)	5,572
Wind Acquisition Finance SA,
7.00%, 4/23/21, 9/20/20*	5.00	2.36	EUR	30	3,142	3,053	89
JPMorgan Chase Bank, NA Virgin Media Finance PLC,
7.00%, 4/15/23, 9/20/19*	5.00	1.27		60	6,619	6,571	48
Wind Acquisition Finance SA,
11.75%, 7/15/17, 9/20/19*	5.00	1.77		20	1,905	1,574	331

					$(238,067)	$(146,356)	$(91,711)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	273,000	LIBOR	$273	3/20/17	$3,062
Citibank, NA
iBoxx $ Liquid High Yield Index	340,000	LIBOR	340	3/20/17	3,942
Goldman Sachs International
iBoxx $ Liquid High Yield Index	931,000	LIBOR	931	3/20/17	14,195
iBoxx $ Liquid High Yield Index	543,000	LIBOR	543	3/20/17	7,183
iBoxx $ Liquid High Yield Index	271,000	LIBOR	271	3/20/17	5,454
iBoxx $ Liquid High Yield Index	273,000	LIBOR	273	3/20/17	2,926
iBoxx $ Liquid High Yield Index	273,000	LIBOR	273	3/20/17	2,516
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	542,000	LIBOR	542	3/20/17	13,941
iBoxx $ Liquid High Yield Index	542,000	LIBOR	542	3/20/17	6,624
iBoxx $ Liquid High Yield Index	546,000	LIBOR	546	3/20/17	4,759
Morgan Stanley & Co. International PLC
iBoxx $ Liquid High Yield Index	647,000	LIBOR	647	3/20/17	15,275
iBoxx $ Liquid High Yield Index	648,000	LIBOR	648	3/20/17	8,181
iBoxx $ Liquid High Yield Index	277,000	LIBOR	277	3/20/17	3,497
Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	1,800,000	LIBOR	1,800	3/20/17	9,567

					$101,122

**	Notional amount is less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $32,725,854 or 36.8% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Defaulted.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Creditcorp
12.00%, 7/15/18	6/28-13-7/21/14	$113,912	$91,200	0.10%

Curo Group Holdings Corp.
12.00%, 11/15/17	2/11/13-7/17/14	95,000	94,525	0.11%
Edcon Ltd.
9.50%, 3/01/18	3/13/15	63,880	7,205	0.01%
Exide Technologies
7.00%, 4/30/25	11/10/16	6,620	7,373	0.01%
iPayment, Inc.
9.50%, 12/15/19	12/29/14-2/27/15	207,112	217,425	0.24%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	7/17/14-2/19/15	142,917	21	0.00%
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18	1/06/16	4,112	6,135	0.01%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	2,913	2,700	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	334,106	24,750	0.03%

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/20	2/25/15-3/09/16	$183,114	$271,080	0.30%
CHC Helicopter SA
9.375%, 06/01/21	2/19/16-2/23/16	6,094	35,880	0.04%
Exide Corp.	4/30/15	3,329	1,544	0.00%
Exide Technologies Series AI
11.00%, 04/30/20	4/30/15-12/01/16	101,840	84,054	0.09%
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19	7/31/13-7/15/14	328,443	173,137	0.19%
Momentive Performance Materials, Inc.
9.375%, 10/15/20	7/16/14-10/24/14	– 0 –	– 0 –	0.00%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2017.
(i)	Convertible security.
(j)	Variable rate coupon, rate shown as of January 31, 2017.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2017.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(n)	Defaulted matured security.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2017.
(p)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(q)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(r)	One contract relates to 1 share.
(s)	One contract relates to 100 shares.
(t)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(u)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,517,219 and gross unrealized depreciation of investments was $(4,645,447), resulting in net unrealized depreciation of $(128,228).
(v)	An amount of U.S. $142,170 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
KRW	-	South Korean Won
MXN	-	Mexican Peso
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

High-Yield Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$61,436,999		$661,826	(a)	$62,098,825
Corporates - Investment Grade		– 0	–	10,716,472		– 0	–	10,716,472
Bank Loans		– 0	–	3,211,976		673,630		3,885,606
Common Stocks		1,581,326		175,439		778,647		2,535,412
Preferred Stocks		344,502		906,420		79,082		1,330,004
Governments - Treasuries		– 0	–	1,083,447		– 0	–	1,083,447
Asset-Backed Securities		– 0	–	– 0	–	943,624		943,624
Collateralized Mortgage Obligations		– 0	–	836,216		– 0	–	836,216
Emerging Markets - Corporate Bonds		– 0	–	776,199		2,165		778,364
Local Governments - Municipal Bonds		– 0	–	341,177		– 0	–	341,177
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	244,975		244,975
Governments - Sovereign Agencies		– 0	–	240,906		– 0	–	240,906
Emerging Markets - Sovereigns		– 0	–	161,245		– 0	–	161,245
Investment Companies		112,782		– 0	–	– 0	–	112,782
Warrants		22,421		– 0	–	55,217		77,638
Options Purchased - Puts		– 0	–	58,114		– 0	–	58,114
Options Purchased - Calls		– 0	–	1,529		– 0	–	1,529
Short-Term Investments		5,290,400		– 0	–	– 0	–	5,290,400

Total Investments in Securities		7,351,431		79,946,139		3,439,166		90,736,736
Other Financial Instruments(b):
Assets:
Futures		– 0	–	5,908		– 0	–	5,908
Forward Currency Exchange Contracts		– 0	–	37,178		– 0	–	37,178
Centrally Cleared Credit Default Swaps		– 0	–	118,572		– 0	–	118,572
Centrally Cleared Interest Rate Swaps		– 0	–	117,509		– 0	–	117,509
Credit Default Swaps		– 0	–	82,177		– 0	–	82,177
Total Return Swaps		– 0	–	101,122		– 0	–	101,122
Liabilities:
Futures		(38,295)		– 0	–	– 0	–	(38,295)
Forward Currency Exchange Contracts		– 0	–	(116,199)		– 0	–	(116,199)
Put Options Written		– 0	–	(6,366)		– 0	–	(6,366)
Credit Default Swaptions Written		– 0	–	(2,244)		– 0	–	(2,244)
Currency Options Written		– 0	–	(7,654)		– 0	–	(7,654)
Centrally Cleared Credit Default Swaps		– 0	–	(325,613)		– 0	–	(325,613)
Centrally Cleared Interest Rate Swaps		– 0	–	(8,864)		– 0	–	(8,864)
Credit Default Swaps		– 0	–	(173,888)		– 0	–	(173,888)

Total (c)		$7,313,136		$79,767,777		$3,439,166		$90,520,079

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options and swaptions written which are valued at market value.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates—Non- Investment Grade(a)	Bank Loans	Common Stocks
Balance as of 10/31/16	$386,482	$195,482	$105,846
Accrued discounts/(premiums)	878	912	– 0	–
Realized gain (loss)	17,199	72	– 0	–
Change in unrealized appreciation/depreciation	92,374	4,963	183,467
Purchases/Payups	51,175	4,998	967,969

Sales/Paydowns	(210,828)		(2,994)		(478,635)
Transfers in to Level 3	324,546		472,027		– 0	–
Transfers out of Level 3	– 0	–	(1,830)		– 0	–

Balance as of 1/31/17	$661,826		$673,630		$778,647

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$90,438		$4,963		$183,467

	Preferred Stocks		Asset-Backed Securities		Emerging Markets - Corporate Bonds
Balance as of 10/31/16	$ – 0	–	$723,664		$3,739
Accrued discounts/(premiums)	– 0	–	2,393		– 0	–
Realized gain (loss)	– 0	–	(2,204)		– 0	–
Change in unrealized appreciation/depreciation	6,982		(11,590)		(1,574)
Purchases/Payups	72,100		242,500		– 0	–
Sales/Paydowns	– 0	–	(11,319)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/17	$79,082		$943,624		$2,165

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$6,982		$(11,590)		$(1,574)

	Commercial Mortgage-Backed Securities		Warrants		Total
Balance as of 10/31/16	$655,946		$55,217		$2,126,376
Accrued discounts/(premiums)	109		– 0	–	4,292
Realized gain (loss)	8,860		– 0	–	23,927
Change in unrealized appreciation/depreciation	(3,378)		– 0	–	271,244
Purchases/Payups	– 0	–	– 0	–	1,338,742
Sales/Paydowns	(416,562)		– 0	–	(1,120,158)
Transfers in to Level 3	– 0	–	– 0	–	796,573
Transfers out of Level 3	– 0	–	– 0	–	(1,830)

Balance as of 1/31/17	$244,975		$55,217		$3,439,166	(b)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(3,378)		$ – 0	–	$269,308

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at January 31, 2017. Securities priced by third party vendors or using prior transaction prices, which approximate fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/17	Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade	$0	Qualitative Assessment		$0.00
	$184,090	Discounted Cashflow	Clean Debt Value	55.6%
			Convertible Feature Value	5.70%

	$184,090

Bank Loans	$33,690	Recovery Analysis	Liquidation / New Financing Probability And Assigned Discounted Market Values	85% Probability of Liquidation, Using a Value of $10 15% Probability of New Financing, Using a Value Of $30
Common Stocks	$692,036	Market Approach	Last Traded Price	CAD 10.50
	$57,049	Market Approach	EBITDA* Projection	$94.0MM
			EBITDA* Multiples	8.5X
	$41,056	Market Approach	EBITDA* Projection	$33.1MM
			EBITDA* Multiples	5.9X
	$4,599	Market Approach	Concluded Mark Range	$1.38-$0.37 / $0.88

	$794,740

Preferred Stocks	$16,582	Market Approach	Last Traded Price	CAD 10.50
Warrants	$38,992	Option Price Modeling	Exercise Price	$6.64
			Expiration Date	June 2019
			EV Volatility%	50%

*	Earnings before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in New Financing Probability, Assigned Discount Market Values, Exercise Price, Expiration Date, EBITDA Projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Liquidation Probability and EV Volatility % in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended January 31, 2017 is as follows:

Market Value 10/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$5,338	$21,277	$21,325	$5,290	$4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017